Registration Nos. 033-52154
811-07168

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.___	[ ]

Post-Effective Amendment No. 63	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 64       [X]
(Check appropriate box or boxes.)

HENNESSY FUNDS TRUST
(Registrant Exact Name as Specified in Charter)

7250 Redwood Blvd.,
Suite 200,
Novato, California 94945
(Address of Registrant’s Principal Executive Offices)

(800) 966-4354
(Registrant’s Telephone Number, including Area Code)

Teresa M. Nilsen
Hennessy Advisors, Inc.
7250 Redwood Blvd
Suite 200
Novato, California 94945
(Name and Address of Agent for Service)

Copy to:

Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
FEBRUARY 28, 2023

DOMESTIC EQUITY	Investor	Institutional
Hennessy Cornerstone Growth Fund	HFCGX	HICGX
Hennessy Focus Fund	HFCSX	HFCIX
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	HIMDX
Hennessy Cornerstone Large Growth Fund	HFLGX	HILGX
Hennessy Cornerstone Value Fund	HFCVX	HICVX

MULTI-ASSET
Hennessy Total Return Fund	HDOGX	—
Hennessy Equity and Income Fund	HEIFX	HEIIX
Hennessy Balanced Fund	HBFBX	—

SECTOR & SPECIALTY
Hennessy Energy Transition Fund	HNRGX	HNRIX
Hennessy Midstream Fund	HMSFX	HMSIX
Hennessy Gas Utility Fund	GASFX	HGASX
Hennessy Japan Fund	HJPNX	HJPIX
Hennessy Japan Small Cap Fund	HJPSX	HJSIX
Hennessy Large Cap Financial Fund	HLFNX	HILFX
Hennessy Small Cap Financial Fund	HSFNX	HISFX
Hennessy Technology Fund	HTECX	HTCIX

www.hennessyfunds.com  |  1-800-966-4354

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds or determined if this Prospectus is truthful or complete.
Any representation to the contrary is a criminal offense.

(This Page Intentionally Left Blank.)

Contents

Summary Information:
Domestic Equity
Hennessy Cornerstone Growth Fund	2
Hennessy Focus Fund	5
Hennessy Cornerstone Mid Cap 30 Fund	8
Hennessy Cornerstone Large Growth Fund	11
Hennessy Cornerstone Value Fund	14
Multi-Asset
Hennessy Total Return Fund	17
Hennessy Equity and Income Fund	20
Hennessy Balanced Fund	24
Sector & Specialty
Hennessy Energy Transition Fund	27
Hennessy Midstream Fund	31
Hennessy Gas Utility Fund	35
Hennessy Japan Fund	38
Hennessy Japan Small Cap Fund	41
Hennessy Large Cap Financial Fund	44
Hennessy Small Cap Financial Fund	47
Hennessy Technology Fund	50
Important Additional Fund Information	53
Additional Investment Information	54
Management of the Funds	56
Shareholder Information
Pricing of Fund Shares	60
Share Classes	60
Account Minimum Investments – Investor Class	61
Account Minimum Investments – Institutional Class	61
Market Timing Policy	61
Telephone Privileges	61
How to Purchase Shares	62
Automatic Investment Plan	63
Retirement Plans	64
How to Sell Shares	64
How to Exchange Shares	66
Systematic Cash Withdrawal Program	66
Dividends and Distributions	67
Tax Information	67
Descriptions of Indices	68
Important Notice Regarding Delivery of Shareholder Documents	69
Electronic Delivery	69
Financial Highlights	71

An investment in a Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate, and it is possible to lose money.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCGX
Institutional: HICGX

HENNESSY CORNERSTONE GROWTH FUND

Investment Objective

The Hennessy Cornerstone Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES	Investor	Institutional
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	0.44%	0.27%
Shareholder Servicing	0.10%	None
Remaining Other Expenses	0.34%	0.27%
Total Annual Fund Operating Expenses	1.33%	1.01%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$135	$421	$729	$1,601
Institutional	$103	$322	$558	$1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund invests in growth-oriented common stocks by utilizing a quantitative formula known as the Cornerstone Growth Strategy (the “Growth Strategy”). From the investable common stocks of public companies in the S&P Capital IQ Database with market capitalizations exceeding $175 million, the Growth Strategy identifies the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

•	Price-to-sales ratio below 1.5

The Growth Strategy uses price-to-sales as its value criterion because sales figures are more difficult for a company to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

•	Annual earnings that are higher than the previous year

The Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

•	Positive stock price appreciation over the past three-month and six-month periods

The Growth Strategy considers stock price appreciation because it is often associated with positive fundamentals, such as strong growth or improving profitability.

The Fund purchases these 50 stocks weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Growth Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

WWW.HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE GROWTH FUND

As of January 31, 2023, the average and median market capitalizations of the stocks held by the Fund were $17.0 billion and $4.8 billion, respectively.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Formula Investing Risk: The Fund will adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may fall out of favor with investors at times. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The industries in which the Fund concentrates its investments at any given time are solely the result of the Growth Formula and may change significantly when the Fund is rebalanced. The Fund is currently substantially invested in the Energy and Industrials sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the Energy sector may be adversely affected by fluctuations in commodity prices, reduced supply or demand of energy commodities, the disruption of energy supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on energy assets. Companies in the Industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole.  The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk:  Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCGX
Institutional: HICGX

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell 2000® Index and the S&P 500® Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the Hennessy Cornerstone Growth Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Growth Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Growth Fund, which had the same investment adviser and the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY CORNERSTONE GROWTH FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 36.11% for the quarter ended June 30, 2020, and the lowest quarterly return was -39.27% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)

	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Growth
Fund – Investor Shares

Return before taxes	-4.93%	6.53%	10.25%

Return after taxes
on distributions	-5.72%	4.80%	9.34%

Return after taxes
on distributions and
sale of Fund shares	-2.36%	5.00%	8.43%

Hennessy Cornerstone Growth
Fund – Institutional Shares

Return before taxes	-4.65%	6.87%	10.58%

Russell 2000® Index
(reflects no deduction for
fees, expenses, or taxes)	-20.44%	4.13%	9.01%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-18.11%	9.42%	12.56%

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy, Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy has served as a Portfolio Manager of the Fund since June 2000, has served as the Chief Market Strategist of the Hennessy Funds since March 2021, and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since February 2017, has served as the Chief Investment Officer of the Hennessy Funds since March 2021, and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Portfolio Manager of the Fund since February 2021, as a Co-Portfolio Manager from February 2019 until February 2021, and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

WWW.HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY FOCUS FUND

HENNESSY FOCUS FUND

Investment Objective

The Hennessy Focus Fund seeks capital appreciation.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES	Investor	Institutional
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	0.47%	0.23%
Shareholder Servicing	0.10%	None
Remaining Other Expenses	0.37%	0.23%
Total Annual Fund Operating Expenses	1.52%	1.13%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$155	$480	$829	$1,813
Institutional	$115	$359	$622	$1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in (i) domestic companies whose securities are listed on U.S. national securities exchanges, (ii) foreign companies listed on U.S. national securities exchanges, (iii) foreign companies through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges, and (iv) foreign companies traded on foreign exchanges. Investments consist primarily of common stocks. As a non-principal investment strategy, the Fund may also invest in securities such as preferred stocks, warrants, equity-like instruments, and debt instruments. The Fund invests without regard to market capitalization.

The Portfolio Managers implement the Fund’s strategy through a concentrated portfolio of approximately 20 companies that the Portfolio Managers believe are high-quality businesses with large growth opportunities, excellent management, low tail risk, and discount valuations. The Fund’s holdings are conviction-weighted with the top ten positions comprising approximately 60-80% of the Fund’s assets. Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value. Generally, the Portfolio Managers may sell a business for a variety of reasons, including (i) source of funds for what they believe is a superior investment idea, (ii) adverse change in their assessment of a business’s quality, growth, or management, (iii) valuation, or (iv) risk management at the company or portfolio level.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalents.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may hold larger than usual cash reserves for extended periods until securities with acceptable valuations become available.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Non-Diversification Risk:  The Fund is non-diversified under the Investment Company Act and employs a concentrated investment strategy. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller

HENNESSY FUNDS	1-800-966-4354

Investor: HFCSX
Institutional: HFCIX

number of issuers than if it were a diversified, less concentrated fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.  As of January 31, 2023, approximately 74% of the Fund’s assets were invested in its top 10 holdings.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the Consumer Discretionary, Financials, and Industrials sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the Consumer Discretionary sector may be affected by commodity price volatility, consumer preferences, competition, changing demographics, and labor relations. These companies depend heavily on disposable household income and consumer spending, and social trends and marketing campaigns may significantly affect demand for their products. Consumer discretionary companies may also lose value more quickly in periods of economic downturns because their products are viewed as nonessential luxury items. Companies in the Financials sector may be adversely affected by changes in the regulatory environment, interest rate fluctuations, and other factors. Finally, companies in the Industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability.

Real Estate Investment Risk: The Fund invests in real estate investments, including real estate investment trusts (REITs), and is therefore subject to risks associated with the real estate market.  Real estate investments are particularly susceptible to economic downturns, changes in regulations, and fluctuating interest rates.

Small-Sized and Medium-Sized Companies Risk:  The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk:  Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 3000® Index, as well as an additional index that includes securities with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities in which the Fund invests, the Russell Midcap® Growth Index.  For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Updated performance information is available at www.hennessyfunds.com.

WWW.HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY FOCUS FUND

HENNESSY FOCUS FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 29.66% for the quarter ended June 30, 2020, and the lowest quarterly return was -30.24% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)

	One	Five	Ten
	Year	Years	Years
Hennessy Focus Fund –
Investor Shares

Return before taxes	-24.99%	4.68%	9.44%

Return after taxes
on distributions	-27.28%	0.62%	7.06%

Return after taxes
on distributions and
sale of Fund shares	-13.07%	3.64%	7.70%

Hennessy Focus Fund –
Institutional Shares

Return before taxes	-24.71%	5.07%	9.83%

Russell 3000® Index
(reflects no deduction for
fees, expenses, or taxes)	-19.21%	8.79%	12.13%

Russell Midcap®
Growth Index
(reflects no deduction for
fees, expenses, or taxes)	-26.72%	7.64%	11.41%

We use the Russell Midcap® Growth Index as an additional index because it reflects the performance of investments with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities held by the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor to the Fund is Broad Run Investment Management, LLC.

Portfolio Managers

David S. Rainey, CFA, Brian E. Macauley, CFA, and Ira M. Rothberg, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Each of Messrs. Rainey, Macauley, and Rothberg has served as a Co-Portfolio Manager of the Fund since August 2009. Prior to that, and while employed by the Fund’s previous sub-advisor, Mr. Rainey served as a Senior Research Analyst to the Fund from 1998 to August 2009, Mr. Macauley served as a Research Analyst to the Fund from 2003 to August 2009, and Mr. Rothberg served as a Research Analyst to the Fund from 2004 to August 2009.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HFMDX
Institutional: HIMDX

HENNESSY CORNERSTONE MID CAP 30 FUND

Investment Objective

The Hennessy Cornerstone Mid Cap 30 Fund seeks long-term growth of capital.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES	Investor	Institutional
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	0.46%	0.26%
Shareholder Servicing	0.10%	None
Remaining Other Expenses	0.36%	0.26%
Total Annual Fund Operating Expenses	1.35%	1.00%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$137	$428	$739	$1,624
Institutional	$102	$318	$552	$1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 176% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange, but not through American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. Under normal circumstances, the Fund invests at least 80% of its net assets in mid-cap growth-oriented common stocks by utilizing a quantitative formula known as the Cornerstone Mid Cap 30 Formula (the “Mid Cap 30 Formula”). From the investable common stocks of public companies in the S&P Capital IQ Database with market capitalizations between $1 billion and $10 billion, the Mid Cap 30 Formula identifies the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

•	Price-to-sales ratio below 1.5

The Mid Cap 30 Formula uses price-to-sales as its value criterion because sales figures are more difficult for a company to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

•	Annual earnings that are higher than the previous year

The Mid Cap 30 Formula considers improved earnings to be a key indicator of a company’s financial strength.

•	Positive stock price appreciation over the past three-month and six-month periods

The Mid Cap 30 Formula considers stock price appreciation because it is often associated with positive fundamentals, such as strong growth or improving profitability.

The Fund purchases these 30 stocks weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each. Using the Mid Cap 30 Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall. Stocks meeting the Mid Cap 30 Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 3.33% weighting.

WWW.HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE MID CAP 30 FUND

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Formula Investing Risk: The Fund will adhere to the Mid Cap 30 Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may fall out of favor with investors at times. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.  Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The industries in which the Fund concentrates its investments at any given time are solely the result of the Mid Cap 30 Formula and may change significantly when the Fund is rebalanced. The Fund is currently substantially invested in the Consumer Discretionary and Energy sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the Consumer Discretionary sector may be affected by commodity price volatility, consumer preferences, competition, changing demographics, and labor relations. These companies depend heavily on disposable household income and consumer spending, and social trends and marketing campaigns may significantly affect demand for their products. Consumer discretionary companies may also lose value more quickly in periods of economic downturns because their products are viewed as nonessential luxury items. Companies in the Energy sector may be adversely affected by fluctuations in commodity prices, reduced supply or demand of energy commodities, the disruption of energy supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on energy assets.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk:  Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell Midcap® Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the Hennessy Cornerstone Mid Cap 30 Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Mid Cap 30 Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Mid Cap 30 Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future

HENNESSY FUNDS	1-800-966-4354

Investor: HFMDX
Institutional: HIMDX

performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY CORNERSTONE MID CAP 30 FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 37.39% for the quarter ended June 30, 2020, and the lowest quarterly return was -37.29% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)

	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Mid Cap 30
Fund – Investor Shares

Return before taxes	2.79%	7.60%	10.75%

Return after taxes
on distributions	-1.48%	5.09%	8.65%

Return after taxes
on distributions and
sale of Fund shares	4.84%	5.45%	8.36%

Hennessy Cornerstone Mid Cap 30
Fund – Institutional Shares

Return before taxes	3.17%	7.99%	11.12%

Russell Midcap® Index
(reflects no deduction for
fees, expenses, or taxes)	-17.32%	7.10%	10.96%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-18.11%	9.42%	12.56%

We use the Russell Midcap® Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy, Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy has served as a Portfolio Manager of the Fund since its inception, has served as the Chief Market Strategist of the Hennessy Funds since March 2021, and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since February 2017, has served as the Chief Investment Officer of the Hennessy Funds since March 2021, and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Portfolio Manager of the Fund since February 2021, as a Co-Portfolio Manager from February 2019 until February 2021, and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

WWW.HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE LARGE GROWTH FUND

HENNESSY CORNERSTONE LARGE GROWTH FUND

Investment Objective

The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES	Investor	Institutional
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	0.41%	0.25%
Shareholder Servicing	0.10%	None
Remaining Other Expenses	0.31%	0.25%
Total Annual Fund Operating Expenses	1.30%	0.99%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$132	$412	$713	$1,568
Institutional	$101	$315	$547	$1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange, but not through American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund invests in growth-oriented common stocks of larger companies by utilizing a quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”). Beginning with the investable common stocks of public companies in the S&P Capital IQ Database, the Large Growth Formula identifies the 50 common stocks that meet the following criteria, in the specified order:

1) Above-average market capitalization

2) Price-to-cash flow ratio less than the median of the remaining securities

3) Positive total capital

4) Highest one-year return on total capital

The Fund purchases these 50 stocks weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.  Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter.  Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold.  Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

HENNESSY FUNDS	1-800-966-4354

Investor: HFLGX
Institutional: HILGX

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may fall out of favor with investors at times. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Medium-Sized Company Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk:  Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell 1000® Index and the S&P 500® Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY CORNERSTONE LARGE GROWTH FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 22.43% for the quarter ended June 30, 2020, and the lowest quarterly return was -28.85% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)
	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Large
Growth Fund – Investor Shares

Return before taxes	-13.31%	7.41%	10.79%

Return after taxes
on distributions	-16.60%	4.50%	7.97%

Return after taxes
on distributions and
sale of Fund shares	-5.41%	5.60%	8.33%

Hennessy Cornerstone Large
Growth Fund – Institutional Shares

Return before taxes	-13.06%	7.71%	11.06%

Russell 1000® Index
(reflects no deduction for
fees, expenses, or taxes)	-19.13%	9.13%	12.37%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-18.11%	9.42%	12.56%

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

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DOMESTIC EQUITY – HENNESSY CORNERSTONE LARGE GROWTH FUND

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy, Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy has served as a Portfolio Manager of the Fund since its inception, has served as the Chief Market Strategist of the Hennessy Funds since March 2021, and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since February 2017, has served as the Chief Investment Officer of the Hennessy Funds since March 2021, and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Portfolio Manager of the Fund since February 2021, as a Co-Portfolio Manager from February 2019 until February 2021, and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCVX
Institutional: HICVX

HENNESSY CORNERSTONE VALUE FUND

Investment Objective

The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES	Investor	Institutional
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	0.34%	0.26%
Shareholder Servicing	0.10%	None
Remaining Other Expenses	0.24%	0.26%
Total Annual Fund Operating Expenses	1.23%	1.00%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$125	$390	$676	$1,489
Institutional	$102	$318	$552	$1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund invests in larger, dividend-paying common stocks by utilizing a quantitative formula known as the Cornerstone Value Strategy (the “Value Strategy”). From the investable common stocks of public companies in the S&P Capital IQ Database, the Value Strategy identifies the 50 common stocks with the highest dividend yield as of the date of purchase that also meet the following criteria:

•	Above-average market capitalization

•	Above-average number of shares outstanding

•	Twelve-month sales that are 50% greater than the average

•	Above-average cash flow

The Fund purchases these 50 stocks weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

As of January 31, 2023, the average and median market capitalizations of the stocks held by the Fund were $123.9 billion and $103.2 billion, respectively.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Formula Investing Risk: The Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal

WWW.HENNESSYFUNDS.COM

DOMESTIC EQUITY – HENNESSY CORNERSTONE VALUE FUND

tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio in a given year are experiencing financial difficulty or are out of favor with investors.

Value Investing Risk:  Value securities may perform differently from the market as a whole and may fall out of favor with investors at times. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Medium-Sized Companies Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The industries in which the Fund concentrates its investments at any given time are solely the result of the Value Strategy and may change significantly when the Fund is rebalanced. The Fund is currently substantially invested in the Consumer Staples, Energy, and Health Care sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the Consumer Staples sector may be affected by commodity production and pricing, consumer confidence, spending, and preferences, product cycles, marketing, competition, and government regulation. In particular, the success of Consumer Staples is often strongly affected by fads and marketing campaigns, as well as government regulations. Companies in the Energy sector may be adversely affected by fluctuations in commodity prices, reduced supply or demand of energy commodities, the disruption of energy supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on energy assets. Companies in the Health Care sector are subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and an increased emphasis on outpatient services.

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell 1000® Value Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the Hennessy Cornerstone Value Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Value Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Value Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY FUNDS	1-800-966-4354

Investor: HFCVX
Institutional: HICVX

HENNESSY CORNERSTONE VALUE FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 16.26% for the quarter ended December 31, 2022, and the lowest quarterly return was -28.40% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)

	One	Five	Ten
	Year	Years	Years
Hennessy Cornerstone Value
Fund – Investor Shares

Return before taxes	6.13%	7.17%	9.79%

Return after taxes
on distributions	3.74%	5.10%	8.13%

Return after taxes
on distributions and
sale of Fund shares	5.35%	5.19%	7.65%

Hennessy Cornerstone Value
Fund – Institutional Shares

Return before taxes	6.37%	7.39%	10.02%

Russell 1000® Value Index
(reflects no deduction for
fees, expenses, or taxes)	-7.54%	6.67%	10.29%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-18.11%	9.42%	12.56%

We use the Russell 1000® Value Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy, Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Mr. Hennessy has served as a Portfolio Manager of the Fund since June 2000, has served as the Chief Market Strategist of the Hennessy Funds since March 2021, and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since February 2017, has served as the Chief Investment Officer of the Hennessy Funds since March 2021, and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Portfolio Manager of the Fund since February 2021, as a Co-Portfolio Manager from February 2019 until February 2021, and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

WWW.HENNESSYFUNDS.COM

MULTI-ASSET – HENNESSY TOTAL RETURN FUND

HENNESSY TOTAL RETURN FUND

Investment Objective

The Hennessy Total Return Fund seeks total return, consisting of capital appreciation and current income.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES
(fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	1.02%
Shareholder Servicing	0.10%
Interest Expense	0.52%
Remaining Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.77%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$180	$557	$959	$2,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in the 10 highest dividend-yielding Dow Jones Industrial Average (“DJIA”) stocks (known as the “Dogs of the Dow”) and in U.S. Treasury securities with a maturity of less than one year.

The Fund invests approximately 50% of its assets in the 10 Dogs of the Dow stocks in roughly equal dollar amounts and approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year. The Fund then utilizes a borrowing strategy that allows the Fund’s performance to approximate what it would be if the Fund had an asset allocation of roughly 75% Dogs of the Dow stocks and 25% U.S. Treasury securities. The Fund typically borrows money by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities.

The total portfolio is divided into multiple sub-portfolios, each of which uses the Dogs of the Dow strategy. On various dates throughout the year, each of these sub-portfolios is reviewed. In a review, the Investment Manager determines the 10 highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund then purchases those stocks in approximately equal amounts for the sub-portfolio being reviewed. From time to time, the Fund also may purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year for the sub-portfolio being reviewed. On the next date, another sub-portfolio is reviewed in a similar manner.

Regardless of whether they remain in the DJIA or retain the characteristics of Dogs of the Dow Stocks, the Fund generally holds the stock investments within each sub-portfolio for one year, at which time the applicable sub-portfolio is up for another review.  At the end of the one-year period, the Fund sells any stocks in the applicable sub-portfolio that are no longer Dogs of the Dow stocks and replaces them with stocks that are Dogs of the Dow stocks. Additionally, the Fund may sell a portion of the stocks that remain in the applicable sub-portfolio so that the rebalanced portion of the sub-portfolio adheres to the Fund’s asset allocation strategy.

HENNESSY FUNDS	1-800-966-4354

HDOGX

Principal Risks

Although a portion of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with an investment in the Fund, as there are with any security. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Borrowing Risk: The Fund borrows against its investments by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities. Purchasing U.S. Treasury securities with borrowed money is an investment technique that increases investment risk because if the securities purchased with borrowed money decline in value, the Fund’s losses would be greater than if it had used cash to make purchases. Also, the Fund incurs interest costs when it borrows money, and these costs may exceed the investment returns it earns on the securities purchased with borrowed money. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee, or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds from the reverse repurchase agreement may effectively be restricted pending such decision.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio in a given year are experiencing financial difficulty or are out of favor with investors.

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the DJIA, as well as an additional index that reflects the types of securities in which the Fund invests, the 75/25 Blended DJIA/Treasury Index (which consists of 75% common stocks represented by the DJIA and 25% short-duration Treasury securities represented by the ICE BofAML U.S. 3-Month Treasury Bill Index). For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the Hennessy Total Return Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Total Return Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Total Return Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

WWW.HENNESSYFUNDS.COM

MULTI-ASSET – HENNESSY TOTAL RETURN FUND

HENNESSY TOTAL RETURN FUND
CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 12.66% for the quarter ended December 31, 2022, and the lowest quarterly return was -17.87% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)

	One	Five	Ten
	Year	Years	Years
Hennessy Total Return Fund

Return before taxes	1.39%	3.98%	6.82%

Return after taxes
on distributions	-0.18%	2.88%	5.31%

Return after taxes
on distributions and
sale of Fund shares	1.94%	3.01%	5.25%

75/25 Blended
DJIA/Treasury Index
(reflects no deduction for
fees, expenses, or taxes)	-4.43%	6.90%	9.54%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses, or taxes)	-6.86%	8.38%	12.30%

We use the 75/25 Blended DJIA/Treasury Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy, Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Mr. Hennessy has served as a Portfolio Manager of the Fund since its inception, has served as the Chief Market Strategist of the Hennessy Funds since March 2021, and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since May 2018, has served as the Chief Investment Officer of the Hennessy Funds since March 2021, and has been employed by the Investment Manager since 2012. Mr. Wein has served as a Portfolio Manager of the Fund since February 2021, as a Co-Portfolio Manager from February 2019 until February 2021, and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HEIFX
Institutional: HEIIX

HENNESSY EQUITY AND INCOME FUND

Investment Objective

The Hennessy Equity and Income Fund seeks long-term capital growth and current income.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES	Investor	Institutional
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	0.56%	0.33%
Shareholder Servicing	0.10%	None
Remaining Other Expenses	0.46%	0.33%
Acquired Fund Fees and Expenses[1]	0.07%	0.07%
Total Annual Fund Operating Expenses	1.58%	1.20%

[1]	Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$161	$499	$860	$1,878
Institutional	$122	$381	$660	$1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategy

The Fund is designed as a balanced fund that seeks income and long-term capital appreciation with reduced volatility of returns.  The Portfolio Managers’ approach places a focus on seeking downside protection.  Under normal circumstances, the Fund will invest up to 70% of its assets in equity securities and its remaining assets in fixed income securities.

The Fund invests primarily in domestic companies whose securities are listed on U.S. national securities exchanges. The Fund may also invest in (i) foreign companies listed on U.S. national securities exchanges and (ii) foreign companies through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. Investments consist primarily of common stocks, preferred stocks, equity-like instruments, asset-backed and mortgage-backed securities, and debt instruments, including high-yield bonds (commonly known as “junk bonds”). The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.  The Fund invests without regard to market capitalization.

EQUITY ALLOCATION

The equity Portfolio Managers utilize a fundamental, value-oriented investment approach, focusing on larger, high-quality companies with demonstrated market dominance, low business risk, and solid long-term growth prospects.  In choosing which securities to purchase, the equity Portfolio Managers give consideration to companies that have shareholder-oriented management, with a history of alignment with shareholder interests through stock incentives, insider buying, and corporate stock buybacks.  Many of the stocks held by the Fund are expected to pay dividends.  Generally, the equity Portfolio Managers may choose to sell a position if it begins to have a significant negative effect on total portfolio value, if they believe it has reached an excessive valuation level, when the company’s fundamentals deteriorate, or when a more attractive candidate is identified through the screening process.

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MULTI-ASSET – HENNESSY EQUITY AND INCOME FUND

FIXED INCOME ALLOCATION

The fixed income Portfolio Managers focus on higher quality, intermediate-term fixed income securities, but they may invest up to 10% of the Fund’s assets in junk bonds.

The fixed income Portfolio Managers continuously analyze and assess the variables that influence bond prices. They use this proprietary approach, which combines economic data and technical factors, to evaluate the probability of interest rate movements in order to manage the duration of the portfolio in an effort to mitigate downside risk and maximize total return.  They purchase and sell securities in accordance with these principles to meet previously identified sector allocations, duration targets, and curve strategies for the fixed income allocation of the Fund.

As of January 31, 2023, the bonds and cash equivalents held in the fixed income allocation of the Fund had a dollar-weighted average effective maturity of 5.38 years.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Debt Investments Risk:  The yields and principal values of debt securities fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  These fluctuations tend to increase in magnitude as a bond’s maturity increases such that a longer-term bond will increase or decrease more significantly with a given change in interest rates than a shorter-term bond.  Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. Although many LIBOR rates have been phased out as of the end of 2021, as originally intended, a selection of widely used U.S. dollar-based LIBOR rates will continue to be published until June 2023 in order to assist with the transition away from LIBOR. The impact of the discontinuation of LIBOR and the transition to an alternative rate on the Fund’s portfolio remains uncertain.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the Financials sector, and its performance is therefore tied closely to, and affected by, developments in this industry. Companies in the Financials sector may be adversely affected by changes in the regulatory environment, interest rate changes, and other factors.

Asset-Backed and Mortgage-Backed Securities Risk:  Asset-backed and mortgage-backed securities are subject to the risk that borrowers default on their loans and the risk that borrowers prepay some or all of the principal owed to the issuer, in each case causing the investments to fail to realize expected returns.

High-Yield Investments Risk:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk:  The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Investment Company Securities Risk:  When the Fund invests in another investment company (including an ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by the other investment company’s losses and the level of risk arising from its investment practices (such as the use of leverage). The Fund has no control over the risks taken by the other investment company.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, investments in ETFs are subject to the following additional risks that do not apply to non-ETFs: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active

HENNESSY FUNDS	1-800-966-4354

Investor: HEIFX
Institutional: HEIIX

trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk:  Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with an index that reflects a broad measure of market performance, the S&P 500® Index.  For additional information on this index, please see “Descriptions of Indices” on page 68 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

HENNESSY EQUITY AND INCOME FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 12.62% for the quarter ended June 30, 2020, and the lowest quarterly return was -14.79% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)

	One	Five	Ten
	Year	Years	Years
Hennessy Equity and Income
Fund – Investor Shares

Return before taxes	-13.85%	3.98%	6.16%

Return after taxes
on distributions	-14.51%	2.41%	4.68%

Return after taxes
on distributions and
sale of Fund shares	-7.73%	3.03%	4.77%

Hennessy Equity and Income
Fund – Institutional Shares

Return before taxes	-13.59%	4.36%	6.54%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-18.11%	9.42%	12.56%

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

WWW.HENNESSYFUNDS.COM

MULTI-ASSET – HENNESSY EQUITY AND INCOME FUND

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisors

The sub-advisor for the equity allocation of the Fund is The London Company of Virginia, LLC (“The London Company”), and the sub-advisor for the fixed income allocation of the Fund is FCI Advisors.

Portfolio Managers

The London Company investment team, which comprises Stephen M. Goddard, CFA, Jonathan T. Moody, CFA, J. Brian Campbell, CFA, Mark E. DeVaul, CFA and CPA, and Samuel D. Hutchings, CFA, is primarily responsible for the day-to-day management of the portfolio of the equity allocation of the Fund and for developing and executing its investment program.  Mr. Goddard has served as a Portfolio Manager of the equity allocation of the Fund since July 2007 and is also the Founder of The London Company.  Messrs. Moody, Campbell, DeVaul, and Hutchings have each served as a Portfolio Manager of the equity allocation of the Fund since July 2007, September 2010, July 2011, and February 2020, respectively.

The FCI Advisors investment team, which comprises Gary B. Cloud, CFA, and Peter G. Greig, CFA, is primarily responsible for the day-to-day management of the portfolio of the fixed income allocation of the Fund and for developing and executing its investment program.  Messrs. Cloud and Greig have each served as a Portfolio Manager of the fixed income allocation of the Fund since July 2007, and each also serves as a Senior Vice President of FCI Advisors.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

HBFBX

HENNESSY BALANCED FUND

Investment Objective

The Hennessy Balanced Fund seeks a combination of capital appreciation and current income.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES
(fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	1.05%
Shareholder Servicing	0.10%
Remaining Other Expenses	0.95%
Total Annual Fund Operating Expenses	1.80%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$183	$566	$975	$2,116

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests approximately 50% of its assets in roughly equal dollar amounts in the 10 highest dividend-yielding Dow Jones Industrial Average (“DJIA”) stocks (known as the “Dogs of the Dow”), but limits exposure to market risk and volatility by investing approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year.

The total portfolio is divided into multiple sub-portfolios, each of which uses the Dogs of the Dow strategy. On various dates throughout the year, each of these sub-portfolios is reviewed. During the review, the Investment Manager determines the 10 highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund then purchases those stocks in approximately equal amounts for the sub-portfolio being reviewed. From time to time, the Fund also may purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year for the sub-portfolio being reviewed. On the next date, another sub-portfolio is reviewed in a similar manner.

Regardless of whether they remain in the DJIA or retain the characteristics of Dogs of the Dow stocks, the Fund generally holds the stock investments within each sub-portfolio for one year, at which time the applicable sub-portfolio is up for another review. At the end of the one-year period, the Fund sells any stocks in the applicable sub-portfolio that are no longer Dogs of the Dow stocks and replaces them with stocks that are Dogs of the Dow stocks. Additionally, the Fund may sell a portion of the stocks that remain in the applicable sub-portfolio so that the rebalanced portion of the sub-portfolio adheres to the Fund’s asset allocation strategy.

Principal Risks

Although approximately 50% of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with an investment in the Fund, as there are with any security. The value of your investment will fluctuate over time,

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MULTI-ASSET – HENNESSY BALANCED FUND

and it is possible to lose money. The principal risks of investing in the Fund include the following:
Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio in a given year are experiencing financial difficulty or are out of favor with investors.

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Balanced Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the DJIA, as well as an additional index that reflects the types of securities in which the Fund invests, the 50/50 Blended DJIA/Treasury Index (which consists of 50% common stocks represented by the DJIA and 50% short-duration Treasury securities represented by the ICE BofAML 1-Year Treasury Note Index).  For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the Hennessy Balanced Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Balanced Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Balanced Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY BALANCED FUND
CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 7.31% for the quarter ended December 31, 2022, and the lowest quarterly return was -12.19% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)

	One	Five	Ten
	Year	Years	Years
Hennessy Balanced Fund

Return before taxes	-1.20%	2.59%	4.40%

Return after taxes
on distributions	-2.21%	1.66%	3.29%

Return after taxes
on distributions and
sale of Fund shares	0.03%	1.97%	3.37%

50/50 Blended
DJIA/Treasury Index
(reflects no deduction for
fees, expenses, or taxes)	-3.43%	5.13%	6.68%

Dow Jones
Industrial Average
(reflects no deduction for
fees, expenses, or taxes)	-6.86%	8.38%	12.30%

We use the 50/50 Blended DJIA/Treasury Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of

HENNESSY FUNDS	1-800-966-4354

HBFBX

state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Neil J. Hennessy, Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Hennessy has served as a Portfolio Manager of the Fund since its inception, has served as the Chief Market Strategist of the Hennessy Funds since March 2021, and has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.  Mr. Kelley has served as a Portfolio Manager of the Fund since May 2018, has served as the Chief Investment Officer of the Hennessy Funds since March 2021, and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Portfolio Manager of the Fund since February 2021, as a Co-Portfolio Manager from February 2019 until February 2021, and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

WWW.HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY ENERGY TRANSITION FUND

HENNESSY ENERGY TRANSITION FUND

Investment Objective

The Hennessy Energy Transition Fund seeks total return.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES	Investor	Institutional
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	1.02%	0.84%
Shareholder Servicing	0.10%	None
Remaining Other Expenses	0.92%	0.84%
Total Annual Fund Operating Expenses	2.42%	2.09%
Service Provider Expense Waiver[1]	(0.17)%	(0.17)%
Net Annual Fund Operating Expenses	2.25%	1.92%

[1]
Certain service provider expenses will be voluntarily waived through July 31, 2025, at which time the arrangement will automatically terminate. In addition, the arrangement will not apply at any time the Fund’s net assets exceed $125 million.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$228	$721	$1,259	$2,730
Institutional	$195	$621	$1,092	$2,393

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in companies whose securities are listed on U.S. national securities exchanges, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. Investments consist primarily of common stocks. The Fund may also invest up to 25% of its total assets in securities of energy-related master limited partnerships (“MLPs”). As a non-principal investment strategy, the Fund may also invest in securities such as preferred stocks, warrants, equity-like instruments, and debt instruments. With respect to up to 10% of its total assets, the Fund may invest in high-yield debt securities, preferred shares, and convertible securities (commonly referred to as “junk securities”). The Fund invests without regard to market capitalization.

Under normal circumstances, the Fund invests at least 80% of its net assets in companies operating in the United States across the full spectrum of the energy supply/demand value chain, including traditional upstream, midstream, and downstream energy companies, as well as renewable energy companies and energy end users.

The Portfolio Managers use a proprietary research and investment process that involves fundamental and quantitative analysis of various macroeconomic and commodity price and other factors to select the Fund’s investments and determine the weighting of each investment. The Portfolio Managers may sell all or a portion of a position of the Fund’s portfolio holding for a number of reasons, including (1) the issuer’s fundamentals deteriorating, (2) the parameters established for the security’s profits or losses being realized, or (3) the Fund requiring cash to meet redemption requests.

HENNESSY FUNDS	1-800-966-4354

Investor: HNRGX
Institutional: HNRIX

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Industry Concentration Risk: The Fund concentrates its investments in the Energy sector, and its performance is therefore tied closely to, and affected by, developments in this industry. Companies in the Energy sector may be adversely affected by fluctuations in commodity prices, reduced supply or demand of energy commodities, the disruption of energy supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on energy assets.

MLP Risk: Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods when interest rates are rising, these investments may not provide attractive returns. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund will be taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099.

MLP Tax Risk: A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes. This would require the MLP to pay U.S. federal income tax, excise tax, or another form of tax on its taxable income, thereby reducing the amount of cash available for distribution by the MLP and potentially causing any distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value per share of the Fund’s shares. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund are taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099. Furthermore, because the MLP itself does not pay federal income tax, its income or loss is allocated to its shareholders, including the Fund, regardless of whether the shareholders receive any cash payment from the MLP.

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than

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SECTOR & SPECIALTY – HENNESSY ENERGY TRANSITION FUND

larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Cash Flow Risk: The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by such companies depends upon the amount of cash generated by the such companies’ operations. Cash available for distribution may vary widely from quarter to quarter and will be affected by various factors affecting each company’s operations. The Fund periodically will distribute more than its income and net realized capital gains, which means a portion of each shareholder’s distribution would be a return of capital. A return of capital distribution reduces the basis of a shareholder’s shares so the shareholder may be required to recognize a capital gain when the shareholder sells shares.

RIC Qualification Risk: To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification, and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were recharacterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as a corporation and would become subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution, and the amount of the Fund’s distributions.

Liquidity Risk: The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or the Fund may be forced to sell an illiquid asset to meet redemption requests or other cash needs and may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one and five years and since inception compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the S&P 500® Energy Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the BP Capital TwinLine Energy Fund, a series of Professionally Managed Portfolios (the “Predecessor BP TwinLine Energy Fund”), pursuant to a reorganization that took place on October 26, 2018. The performance information provided for the periods on or prior to October 26, 2018, is historical information for the Predecessor BP TwinLine Energy Fund. The Predecessor BP TwinLine Energy Fund had a substantially similar investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY ENERGY TRANSITION FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 49.76% for the quarter ended June 30, 2020, and the lowest quarterly return was -59.88% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

HENNESSY FUNDS	1-800-966-4354

Investor: HNRGX
Institutional: HNRIX

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)

			Since
	One	Five	Inception
	Year	Years	(12/31/13)
Hennessy Energy
Transition Fund –
Investor Shares[1]

Return before taxes	47.53%	4.39%	3.28%

Return after taxes
on distributions	47.34%	3.43%	2.63%

Return after taxes
on distributions and
sale of Fund shares	28.26%	2.93%	2.24%

Hennessy Energy
Transition Fund –
Institutional Shares

Return before taxes	48.01%	4.69%	3.54%

S&P 500® Energy Index
(reflects no deduction for
fees, expenses, or taxes)	65.71%	9.25%	4.03%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-18.11%	9.42%	10.55%

[1]
Prior to the reorganization that took place on October 26, 2018, Investor Class shares of the Fund were subject to a sales charge (load) on purchases. In connection with the reorganization, performance information has been restated to reflect the removal of the sales load.

We use the S&P 500® Energy Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Benton Cook, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Cook has served as a Portfolio Manager of the Fund since September 2019 and has been employed by the Investment Manager since January 2022. His service on the Fund prior to January 2022 was at the prior sub-advisor to the Fund, which he joined in 2017. Mr. Wein has served as a Portfolio Manager of the Fund since January 2022 and has been employed by the Investment Manager since September 2018.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

WWW.HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY MIDSTREAM FUND

HENNESSY MIDSTREAM FUND

Investment Objective

The Hennessy Midstream Fund seeks capital appreciation through distribution growth and current income.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES	Investor	Institutional
(fees paid directly from your investment)	None	None
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	0.80%	0.59%
Shareholder Servicing	0.10%	None
Franchise and Income
Tax Expenses[1]	0.00%	0.00%
Remaining Other Expenses	0.70%	0.59%
Total Annual Fund Operating Expenses	2.05%	1.69%
Expense Reimbursement[2,3]	(0.29)%	(0.18)%
Total Annual Fund Operating Expenses
After Expense Reimbursement	1.76%	1.51%

1	Includes state franchise taxes and federal and state income tax expenses, including deferred tax expenses (benefits). The Fund accrues a deferred tax liability (or asset) for its future tax liability associated with the Fund’s potential tax expense (benefit) if it were to recognize the unrealized gains (losses) in its portfolio. Such deferred tax expenses (benefits) may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments, and general market conditions, and any estimate of deferred income tax expense (benefit) cannot be reliably predicted from year to year. While the Fund’s deferred income tax expense (benefit) for the prior fiscal year was zero, the Fund could accrue a deferred income tax expense (benefit) in the future that could significantly impact the Fund’s annual fund operating expenses and subsequently its net asset value.

2	The Fund’s investment manager has contractually agreed to ensure that total operating expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed 1.75% and 1.50% of the average daily net assets of the Investor Class and Institutional Class shares of the Fund, respectively. The contractual arrangement will continue until February 28, 2024, at which time the contractual arrangement will automatically terminate (and it may not be terminated prior to that date). The Fund’s investment manager may recoup reimbursed amounts for three years after the reimbursement occurred if total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such reimbursement or such recoupment.

3	Certain service provider expenses will be voluntarily waived through July 31, 2025, at which time the arrangement will automatically terminate. In addition, the arrangement will not apply at any time the Fund’s net assets exceed $125 million.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$179	$615	$1,077	$2,356
Institutional	$154	$515	$ 901	$1,983

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests in companies whose securities are listed on U.S. national securities exchanges, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. Investments consist primarily of master limited partnerships (“MLPs”) and common stocks. As a non-principal investment strategy, the Fund may also invest in securities such as preferred stocks, warrants, equity-like instruments, and debt instruments. With respect to up to 10% of its total assets, the Fund may invest in high-yield debt securities, preferred shares, and convertible securities (commonly referred to as “junk securities”). The Fund invests without regard to market capitalization.

Under normal circumstances, the Fund invests at least 80% of its net assets in midstream energy infrastructure companies. An issuer is considered to be a midstream energy infrastructure

HENNESSY FUNDS	1-800-966-4354

Investor: HMSFX
Institutional: HMSIX

company if it owns and operates assets used in energy logistics, including, without limitation, assets used in transporting, storing, gathering, processing, distributing, or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, or electricity, or provides energy-related equipment and services.

In selecting investments for the Fund, the Portfolio Managers combine a top-down deductive reasoning approach with a detailed bottom-up analysis of individual companies that have exposure to the trends identified. The Portfolio Managers may sell all or a portion of a position of the Fund’s portfolio holding for a number of reasons, including (1) the issuer’s fundamentals deteriorating, (2) the parameters established for the security’s profits or losses being realized, or (3) the Fund requiring cash to meet redemption requests.

The Fund is non-diversified under the Investment Company Act and under Subchapter M of the Code. Accordingly, the Fund typically invests a greater portion of its assets, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. In addition, as a “C” corporation, the Fund generally will be subject to U.S. federal income tax on its taxable income at the tax rate applicable to corporations (currently 21%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Industry Concentration Risk: The Fund concentrates its investments in the Energy sector, and its performance is therefore tied closely to, and affected by, developments in this industry. Companies in the Energy sector may be adversely affected by fluctuations in commodity prices, reduced supply or demand of energy commodities, the disruption of energy supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on energy assets.

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act and employs a concentrated investment strategy. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified, less concentrated fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.  As of January 31, 2023, approximately 85% of the Fund’s assets were invested in its top 10 holdings.

Tax Risks: Tax risks associated with investments in the Fund include, but are not limited to, the following:

Fund Structure Risk. Unlike most open-end mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes and unlike entities treated as partnerships for tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the tax rate applicable to corporations (currently 21%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs. Fund income and losses will not be passed through to shareholders.

MLP Tax Risk. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes. This would require the MLP to pay U.S. federal income tax, excise tax, or another form of tax on its taxable income, thereby reducing the amount of cash available for distribution by the MLP and potentially causing any distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any of the MLPs owned by the Fund were treated as corporations or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value of the Fund’s shares. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund are taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099. Furthermore, because the MLP itself does not pay federal income tax, its income or loss is allocated to its shareholders, including the Fund, regardless of whether the shareholders receive any cash payment from the MLP.

Tax Estimation/NAV Risk. In calculating the Fund’s net asset value, the Fund will account for its current taxes and deferred tax liability or asset balances. The Fund will accrue a deferred income tax liability balance, at the then-effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund from the companies in which it invests that are considered to be return of capital and for any net operating gains. Any deferred tax liability balance reduces the Fund’s net asset value. The

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SECTOR & SPECIALTY – HENNESSY MIDSTREAM FUND

Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s net asset value.

MLP Risk: Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods when interest rates are rising, these investments may not provide attractive returns.

Dividend Distribution Risk: The Fund’s dividend distribution policy is intended to provide consistent distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the companies in which it invests, without offset for the expenses of the Fund. The amount of the Fund’s distributions is based on, among other considerations, cash and stock distributions the Fund actually receives from portfolio investments, including returns of capital and any special cash payments received to offset distribution reductions resulting from restructurings. Furthermore, the Fund’s total distribution payment amount may be derived from net income, net profit from the sale of securities, or other capital sources (the latter of which represents a return of capital). A return of capital occurs when some or all of the money that a shareholder invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” Shareholders should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. For certain securities held by the Fund, such as MLP units, the percentages attributed to each category (net income, net profit from sale, and other capital sources) are estimated using historical information because the character of the amounts received from such entities is unknown until after the end of the calendar year.

Cash Flow Risk: The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by such companies depends upon the amount of cash generated by such companies’ operations. Cash available for distribution may vary widely from quarter to quarter and will be affected by various factors affecting each company’s operations. The Fund periodically will distribute more than its income and net realized capital gains, which means a portion of a shareholder’s distribution would be a return of capital. A return of capital distribution reduces the basis of a shareholder’s shares so a shareholder may be required to recognize a capital gain when the shareholder sells shares.

Medium-Sized Company Risk: The Fund invests in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Liquidity Risk: MLP common units and equity securities of MLP affiliates, including I-Shares, often trade on national securities exchanges. However, certain securities, including those of issuers with smaller capitalizations, may trade less frequently. The market movements of such securities with limited trading volumes may be more abrupt or erratic than those with higher trading volumes. As a result of the limited liquidity of such securities, the Fund could have greater difficulty selling such securities at the time and price that the Fund would like. This may also adversely affect the Fund’s ability to remit dividend payments to shareholders.

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise

HENNESSY FUNDS	1-800-966-4354

Investor: HMSFX
Institutional: HMSIX

tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one and five years and since inception compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Alerian US Midstream Energy Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the BP Capital TwinLine MLP Fund, a series of Professionally Managed Portfolios (the “Predecessor BP TwinLine MLP Fund”), pursuant to a reorganization that took place on October 26, 2018. The performance information provided for the periods on or prior to October 26, 2018, is historical information for the Predecessor BP TwinLine MLP Fund. The Predecessor BP TwinLine MLP Fund had a substantially similar investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY MIDSTREAM FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 37.93% for the quarter ended June 30, 2020, and the lowest quarterly return was -53.24% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)
			Since
	One	Five	Inception
	Year	Years	(12/31/13)
Hennessy Midstream Fund –
Investor Shares[1]

Return before taxes	28.82%	1.17%	-0.21%

Return after taxes
on distributions	28.64%	1.14%	-0.27%

Return after taxes
on distributions and
sale of Fund shares	17.19%	0.89%	-0.18%

Hennessy Midstream Fund –
Institutional Shares

Return before taxes	29.10%	1.43%	0.04%

Alerian US Midstream
Energy Index
(reflects no deduction for
fees, expenses, or taxes)	29.56%	7.74%	3.16%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-18.11%	9.42%	10.55%

[1]
Prior to the reorganization that took place on October 26, 2018, Investor Class shares of the Fund were subject to a sales charge (load) on purchases. In connection with the reorganization, performance information has been restated to reflect the removal of the sales load.

We use the Alerian US Midstream Energy Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Benton Cook, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Cook has served as a Portfolio Manager of the Fund since June 2017 and has been employed by the Investment Manager since January 2022. His service on the Fund prior to January 2022 was at the prior sub-advisor to the Fund, which he joined in 2017. Mr. Wein has served as a Portfolio Manager of the Fund since January 2022 and has been employed by the Investment Manager since September 2018.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

WWW.HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY GAS UTILITY FUND

HENNESSY GAS UTILITY FUND

Investment Objective

The Hennessy Gas Utility Fund seeks income and capital appreciation.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES	Investor	Institutional
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	0.45%	0.28%
Shareholder Servicing	0.10%	None
Remaining Other Expenses	0.35%	0.28%
Total Annual Fund Operating Expenses	1.00%	0.68%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$102	$318	$552	$1,225
Institutional	$ 69	$218	$379	$ 847

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategy

The Fund may invest in any company whose securities are listed on a U.S. national securities exchange, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (the “AGA Stock Index”).  The AGA Stock Index is maintained by the American Gas Association, a national trade association of natural gas distribution companies, and is licensed exclusively to the Investment Manager for use as an investment strategy. Calculated monthly, the AGA Stock Index consists of all member companies of the American Gas Association whose securities are traded on a U.S. stock exchange, which include natural gas distribution, gas pipeline, diversified gas, and combination gas and electric companies.  The stocks included in the Fund are chosen solely on the basis of their inclusion in the AGA Stock Index.

Under normal circumstances, the Fund intends to invest at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations, and no attempt is made to actively manage the Fund’s portfolio by using economic, financial, or market analysis.  The adverse financial situation of a company will not result in its elimination from the Fund’s portfolio unless the company is removed from the AGA Stock Index.  The percentage of the Fund’s assets invested in the stock of a particular company is approximately the same as the percentage weighting of such company in the AGA Stock Index.  The percentage weighting of each company in the AGA Stock Index is an amount equal to such company’s market capitalization multiplied by the percentage of such company’s assets devoted to natural gas distribution and transmission.  The latter component of this calculation is used to recognize the natural gas distribution and transmission component of the company’s asset base.

There is no predetermined acceptable range of the difference between the total return of the AGA Stock Index and the total return of the Fund.  Any difference is likely the result of various expenses incurred by the Fund, such as management fees, transaction costs, and other operating expenses, as well as

HENNESSY FUNDS	1-800-966-4354

Investor: GASFX
Institutional: HGASX

subscription and redemption activity.  On the other hand, the Fund does attempt to achieve a correlation of monthly returns with the AGA Stock Index of approximately 95% or better.  A correlation of 100% would mean the total return of the Fund’s assets would increase and decrease at exactly the same rate as the total return of the AGA Stock Index.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Industry Concentration Risk: The Fund concentrates its investments in the natural gas and transmission industry and its performance is therefore tied closely to, and affected by, developments in this industry. Natural gas companies may be adversely affected by fluctuations in natural gas prices, reduced supply or demand of natural gas, the disruption of natural gas supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on natural gas assets.

Index Tracking Risk:  While the Fund seeks to track the performance of the AGA Stock Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation due to factors such as the expenses incurred by the Fund, such as management fees, transaction costs, and other operating expenses, that are not incurred by the AGA Stock Index and the possibility that the Fund may experience significant subscriptions or redemptions.  In addition, the Fund may not be fully invested at all times as a result of cash flows into the Fund or reserves of cash that are maintained in order to cover operating expenses and meet redemption requests.

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk:  Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index reflecting a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the AGA Stock Index.  For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

WWW.HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY GAS UTILITY FUND

HENNESSY GAS UTILITY FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 14.07% for the quarter ended March 31, 2019, and the lowest quarterly return was -19.09% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)

	One	Five	Ten
	Year	Years	Years
Hennessy Gas Utility
Fund – Investor Shares

Return before taxes	6.15%	6.04%	8.26%

Return after taxes
on distributions	4.01%	3.70%	6.49%

Return after taxes
on distributions and
sale of Fund shares	5.03%	4.44%	6.41%

Hennessy Gas Utility
Fund – Institutional Shares

Return before taxes	6.48%	6.39%	8.47%

AGA Stock Index
(reflects no deduction for
fees, expenses, or taxes)	7.17%	7.24%	9.46%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-18.11%	9.42%	12.56%

We use the AGA Stock Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

The inception date of the Fund’s Institutional Class shares is March 1, 2017. Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, the Fund’s Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Kelley has served as a Portfolio Manager of the Fund since October 2014, served as a Co-Portfolio Manager of the Fund from March 2013 through September 2014, has served as the Chief Investment Officer of the Hennessy Funds since March 2021, and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Portfolio Manager of the Fund since February 2021, as a Co-Portfolio Manager from February 2019 until February 2021, and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HJPNX
Institutional: HJPIX

HENNESSY JAPAN FUND

Investment Objective

The Hennessy Japan Fund seeks long-term capital appreciation.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES	Investor	Institutional
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	0.49%	0.25%
Shareholder Servicing	0.10%	None
Remaining Other Expenses	0.39%	0.25%
Total Annual Fund Operating Expenses	1.44%	1.05%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$147	$456	$787	$1,724
Institutional	$107	$334	$579	$1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of Japanese companies.  The Fund considers a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.  Investments primarily include common stocks. As a non-principal investment strategy, the Fund may also invest in preferred stocks, warrants and other rights, securities convertible into or exchangeable for common stocks, such as convertible bonds and investments in Japan real estate investment trusts or other investment companies (including exchange-traded funds, referred to as ETFs) that invest in equity securities of Japanese companies.  The Fund invests in companies regardless of market capitalization. As of January 31, 2023, the average market capitalization of the stocks held by the Fund was $36.1 billion.

While the Fund is considered a diversified mutual fund, it employs a relatively concentrated investment strategy and may hold securities of fewer issuers than other diversified funds.

Using in-depth analysis and on-site research, the Portfolio Managers focus on stocks with a potential “value gap” by screening for companies that they identify as having strong businesses and management, trading at attractive prices.  The Portfolio Managers limit the portfolio to what they consider to be their best ideas and maintain a concentrated number of holdings. The Portfolio Managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed, that a company’s stock is fully valued by the market, or that the company is beginning to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, too large of a position in the Fund.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an

WWW.HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY JAPAN FUND

investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Foreign Securities, Foreign Currency, and Japan-Specific Risk: There are specific risks associated with investing in the securities of foreign companies, including fluctuations in the exchange rates of foreign currencies that impact the U.S. dollar value of a security. The Fund concentrates its investments in the securities of Japanese companies, and the Fund’s performance may be affected by the social, political, and economic conditions in Japan. The Japanese economy has at times in the past been negatively affected by government intervention and protectionism, a deflationary macroeconomic environment, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as a large government debt burden, an aging population, and changes to fiscal, monetary, or trade policies, may affect Japanese markets and the Fund’s performance. Japan’s international trade impacts Japan’s economic growth, and adverse economic conditions in the United States or other trading partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, and social instability in those countries.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the Consumer Discretionary, Consumer Staples, and Industrials sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the Consumer Discretionary sector may be affected by commodity price volatility, consumer preferences, competition, changing demographics, and labor relations. These companies depend heavily on disposable household income and consumer spending, and social trends and marketing campaigns may significantly affect demand for their products. Consumer Discretionary companies may also lose value more quickly in periods of economic downturns because their products are viewed as nonessential luxury items. Companies in the Consumer Staples sector may be affected by commodity production and pricing, consumer confidence, spending, and preferences, product cycles, marketing, competition, and government regulation. In particular, the success of Consumer Staples is often strongly affected by fads and marketing campaigns, as well as government regulations. Finally, companies in the Industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability.

Small-Sized and Medium-Sized Companies Risk:  The Fund may invest in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Investment Company Securities Risk: When the Fund invests in another investment company (including an ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by the other investment company’s losses and the level of risk arising from its investment practices (such as the use of leverage). The Fund has no control over the risks taken by the other investment company.

ETF Risk: In addition to risks generally associated with investments in investment company securities, investments in ETFs are subject to the following additional risks that do not apply to non-ETFs: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk:  Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s

HENNESSY FUNDS	1-800-966-4354

Investor: HJPNX
Institutional: HJPIX

average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell/Nomura Total Market™ Index and the Tokyo Stock Price Index (TOPIX). For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus.  The Fund is the successor to the Hennessy Japan Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Japan Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY JAPAN FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 20.72% for the quarter ended June 30, 2020, and the lowest quarterly return was -18.44% for the quarter ended March 31, 2022.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)
	One	Five	Ten
	Year	Years	Years
Hennessy Japan Fund –
Investor Shares

Return before taxes	-30.65%	-1.43%	7.62%

Return after taxes
on distributions	-30.65%	-1.43%	7.62%

Return after taxes
on distributions and
sale of Fund shares	-18.15%	-1.02%	6.25%

Hennessy Japan Fund –
Institutional Shares

Return before taxes	-30.40%	-1.04%	7.98%

Russell/Nomura
Total Market Index
(reflects no deduction for
fees, expenses, or taxes)	-15.43%	0.09%	6.11%

TOPIX
(reflects no deduction for
fees, expenses, or taxes)	-14.87%	0.01%	5.99%

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Returns are presented in U.S. dollar terms.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

Masakazu Takeda, CFA and CMA, and Yu Shimizu, CMA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Takeda has served as a Portfolio Manager of the Fund since November 2006, and Mr. Shimizu has served as a Portfolio Manager of the Fund since January 2012.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

WWW.HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY JAPAN SMALL CAP FUND

HENNESSY JAPAN SMALL CAP FUND

Investment Objective

The Hennessy Japan Small Cap Fund seeks long-term capital appreciation.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES	Investor	Institutional
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	0.63%	0.38%
Shareholder Servicing	0.10%	None
Remaining Other Expenses[1]	0.53%	0.38%
Total Annual Fund Operating Expenses	1.58%	1.18%

[1]
Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$161	$499	$860	$1,878
Institutional	$120	$375	$649	$1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller Japanese companies, typically considered to be companies with market capitalizations in the bottom 20% of all publicly traded Japanese companies.  As of December 31, 2022, the bottom 20% of publicly traded Japanese companies had market capitalizations below approximately 347 billion Japanese yen, or the equivalent of $2.6 billion.  This market capitalization range will vary due to market conditions.  The Fund considers a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan. Investments primarily include common stocks. As a non-principal investment strategy, the Fund may also invest in preferred stocks, warrants and other rights, securities convertible into or exchangeable for common stocks, such as convertible bonds, and investments in Japan real estate investment trusts or other investment companies (including exchange-traded funds, referred to as ETFs) that invest in equity securities of Japanese companies.

Using in-depth analysis and on-site research, the Portfolio Managers focus on stocks with a potential “value gap” by screening for small-cap companies that they identify as having strong businesses and management, trading at attractive prices.  The portfolio is limited to what the Portfolio Managers consider to be their best ideas and is unconstrained by its benchmarks.  The Portfolio Managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed, that a company’s stock is fully valued by the market, or that the company is beginning to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, too large of a position in the Fund.

Principal Risks

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an

HENNESSY FUNDS	1-800-966-4354

Investor: HJPSX
Institutional: HJSIX

investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Foreign Securities, Foreign Currency, and Japan-Specific Risk: There are specific risks associated with investing in the securities of foreign companies, including fluctuations in the exchange rates of foreign currencies that impact the U.S. dollar value of a security. The Fund concentrates its investments in the securities of Japanese companies, and the Fund’s performance may be affected by the social, political, and economic conditions in Japan. The Japanese economy has at times in the past been negatively affected by government intervention and protectionism, a deflationary macroeconomic environment, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as a large government debt burden, an aging population, and changes to fiscal, monetary, or trade policies, may affect Japanese markets and the Fund’s performance. Japan’s international trade impacts Japan’s economic growth, and adverse economic conditions in the United States or other trading partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, and social instability in those countries.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the Industrials and Technology sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the Industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability. Finally, companies in the Technology sector face intense competition and may be subject to extensive regulatory requirements. They may have limited product lines, markets, financial resources, or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, and unpredictable changes in growth rates.

Small-Sized and Medium-Sized Companies Risk:  The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Investment Company Securities Risk:  When the Fund invests in another investment company (including an ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by the other investment company’s losses and the level of risk arising from its investment practices (such as the use of leverage). The Fund has no control over the risks taken by the other investment company.

ETF Risk: In addition to risks generally associated with investments in investment company securities, investments in ETFs are subject to the following additional risks that do not apply to non-ETFs: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk:  Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Tokyo Stock Price Index (TOPIX), as well as an additional index that reflects the types of securities in which the Fund invests, the Russell/Nomura Small Cap™ Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus.  The Fund is the successor to the Hennessy Japan Small Cap Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Small Cap Fund”). The performance

WWW.HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY JAPAN SMALL CAP FUND

information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Japan Small Cap Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY JAPAN SMALL CAP FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 19.35% for the quarter ended June 30, 2020, and the lowest quarterly return was -23.20% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)

	One	Five	Ten
	Year	Years	Years
Hennessy Japan Small Cap
Fund – Investor Shares

Return before taxes	-16.34%	-1.03%	9.55%

Return after taxes
on distributions	-16.29%	-1.17%	8.24%

Return after taxes
on distributions and
sale of Fund shares	-9.42%	-0.65%	7.37%

Hennessy Japan Small Cap
Fund – Institutional Shares

Return before taxes	-15.99%	-0.63%	9.86%

Russell/Nomura
Small Cap™ Index
(reflects no deduction for
fees, expenses, or taxes)	-11.78%	-2.70%	6.23%

TOPIX
(reflects no deduction for
fees, expenses, or taxes)	-14.87%	0.01%	5.99%

We use the Russell/Nomura Small Cap™ Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by distributions or the sale of Fund shares. Additionally, the Fund’s “return after taxes on distributions” may be higher than its “return before taxes” because it may include a tax benefit due to the capital losses generated by distributions.

The inception date of the Fund’s Institutional Class shares is June 15, 2015.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Returns are presented in U.S. dollar terms.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is SPARX Asset Management Co., Ltd., located in Tokyo, Japan.

Portfolio Managers

Tadahiro Fujimura, CFA and CMA, and Takenari Okumura, CMA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Fujimura has served as Portfolio Manager of the Fund since its inception, and Mr. Okumura has served as Portfolio Manager of the Fund since February 2020.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HLFNX
Institutional: HILFX

HENNESSY LARGE CAP FINANCIAL FUND

Investment Objective

The Hennessy Large Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES	Investor	Institutional
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	0.64%	0.43%
Shareholder Servicing	0.10%	None
Remaining Other Expenses	0.54%	0.43%
Total Annual Fund Operating Expenses	1.69%	1.33%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$172	$533	$918	$1,998
Institutional	$135	$421	$729	$1,601

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in companies whose securities are listed on U.S. national securities exchanges, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund’s investments consist primarily of common stocks.

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of large-cap companies principally engaged in the business of providing financial services, including information technology companies that are primarily engaged in providing products or services to financial services companies.  An issuer is considered principally engaged in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, global payments, insurance, securities and investments, specialty finance, and real estate.  Investments may include mortgage banking companies, discount brokerage companies, insurance companies, consumer finance companies, payment processing companies, savings and loan associations, savings banks, leasing companies, building and loan associations, cooperative banks, commercial banks, investment companies, other depository institutions, and real estate investment trusts. The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase.

When evaluating securities to purchase in the banking industry, the Portfolio Managers generally select companies that have low price-to-earnings and low price-to-book ratios relative to peers. When evaluating other financial service companies, the Portfolio Managers generally focus on companies using technology to develop and grow alternative delivery channels of traditional financial products. They view digital financial services as a long-term growth opportunity.  The Portfolio Managers may choose to sell a security if they believe it has reached an excessive valuation level, when the company’s specific metrics or industry fundamentals deteriorate, or if the investment process

WWW.HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY LARGE CAP FINANCIAL FUND

identifies a potentially superior investment idea. They may also choose to sell a position when the company’s market capitalization drops below $3 billion.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Industry Concentration Risk: The Fund primarily invests in financial services companies, including information technology companies that concentrate in financial services, and its performance is therefore tied closely to, and affected by, developments in these industries. Financial services-related companies may be significantly affected by extensive regulatory requirements, changing economic conditions, availability and cost of capital, loan demand and refinancing activity, debt defaults, interest rate changes, competition, and cybersecurity threats and breaches.

Mortgage and Real Estate Investments Risk: Because the Fund focuses on financial services companies that issue mortgages and invest in mortgage-backed securities and other real estate investments, the Fund is subject to risks associated with the real estate market. Mortgages and real estate investments are particularly sensitive to economic downturns, changes in regulations, and fluctuating interest rates. In particular, they are subject to the risk that borrowers default on their loans and the risk that borrowers prepay some or all of the principal owed to the issuer, in each case causing the investments to fail to realize expected returns.

Medium-Sized Companies Risk:  The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Non-Diversification Risk:  The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Tax Law Change Risk:  Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 1000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell 1000® Index Financials.  For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance

HENNESSY FUNDS	1-800-966-4354

Investor: HLFNX
Institutional: HILFX

may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

HENNESSY LARGE CAP FINANCIAL FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 22.26% for the quarter ended December 31, 2016, and the lowest quarterly return was -25.61% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)

	One	Five	Ten
	Year	Years	Years
Hennessy Large Cap Financial
Fund – Investor Shares

Return before taxes	-24.88%	3.56%	8.93%

Return after taxes
on distributions	-26.11%	2.84%	7.85%

Return after taxes
on distributions and
sale of Fund shares	-13.84%	2.80%	7.16%

Hennessy Large Cap Financial
Fund – Institutional Shares

Return before taxes	-24.61%	3.93%	9.23%

Russell 1000® Index Financials
(reflects no deduction for
fees, expenses, or taxes)	-10.90%	9.66%	13.34%

Russell 1000® Index
(reflects no deduction for
fees, expenses, or taxes)	-19.13%	9.13%	12.37%

We use the Russell 1000® Index Financials as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or its “return after taxes on distributions”  because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

The inception date of the Fund’s Institutional Class shares is June 15, 2015.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

David H. Ellison and Ryan C. Kelley, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Ellison has served as a Portfolio Manager of the Fund since its inception and has been employed by the Investment Manager since 2012. Mr. Kelley has served as a Portfolio Manager of the Fund since October 2014, served as a Co-Portfolio Manager of the Fund from March 2013 through September 2014, has served as the Chief Investment Officer of the Hennessy Funds since March 2021, and has been employed by the Investment Manager since 2012.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

WWW.HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY SMALL CAP FINANCIAL FUND

HENNESSY SMALL CAP FINANCIAL FUND

Investment Objective

The Hennessy Small Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES	Investor	Institutional
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	0.54%	0.32%
Shareholder Servicing	0.10%	None
Remaining Other Expenses	0.44%	0.32%
Total Annual Fund Operating Expenses	1.59%	1.22%

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$162	$502	$866	$1,889
Institutional	$124	$387	$670	$1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in companies whose securities are listed on U.S. national securities exchanges, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund’s investments consist primarily of common stocks.

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small-cap companies principally engaged in the business of providing financial services.  An issuer is considered principally engaged in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, global payments, insurance, securities and investments, specialty finance, and real estate. Investments may include mortgage banking companies, discount brokerage companies, insurance companies, consumer finance companies, savings and loan associations, savings banks, leasing companies, building and loan associations, cooperative banks, commercial banks, investment companies, other depository institutions, companies in the information technology industries that are primarily engaged in providing products or services to the types of companies listed above, and real estate investment trusts.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.

When evaluating securities to purchase, the Portfolio Managers generally look for companies that have low price-to-earnings ratios and low price-to-book ratios relative to other financial services companies.  The Portfolio Managers may choose to sell a security if they believe it has reached an excessive valuation level, when the company’s specific metrics or industry fundamentals deteriorate, or if the investment process identifies a potentially superior investment idea. They may also choose to sell a position when the company’s market capitalization rises above $3 billion.

HENNESSY FUNDS	1-800-966-4354

Investor: HSFNX
Institutional: HISFX

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Industry Concentration Risk:  The Fund concentrates its investments in the Financial Services industry and its performance is therefore tied closely to, and affected by, developments in this industry. Financial services companies may be significantly affected by extensive regulatory requirements, changing economic conditions, availability and cost of capital, loan demand and refinancing activity, debt defaults, interest rate changes, competition, and cybersecurity threats and breaches.

Mortgage and Real Estate Investments Risk: Because the Fund focuses on financial services companies that issue mortgages and invest in mortgage-backed securities and other real estate investments, the Fund is subject to risks associated with the real estate market. Mortgages and real estate investments are particularly sensitive to economic downturns, changes in regulations, and fluctuating interest rates. In particular, they are subject to the risk that borrowers default on their loans and the risk that borrowers prepay some or all of the principal owed to the issuer, in each case causing the investments to fail to realize expected returns.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.  Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Non-Diversification Risk:  The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 2000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell 2000® Index Financials.  For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

WWW.HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY SMALL CAP FINANCIAL FUND

HENNESSY SMALL CAP FINANCIAL FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 57.27% for the quarter ended December 31, 2020, and the lowest quarterly return was -38.05% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)

	One	Five	Ten
	Year	Years	Years
Hennessy Small Cap Financial
Fund – Investor Shares

Return before taxes	-11.16%	5.58%	9.92%

Return after taxes
on distributions	-12.90%	4.57%	8.19%

Return after taxes
on distributions and
sale of Fund shares	-5.31%	4.24%	7.75%

Hennessy Small Cap Financial
Fund – Institutional Shares

Return before taxes	-10.84%	5.98%	10.32%

Russell 2000® Index Financials
(reflects no deduction for
fees, expenses, or taxes)	-15.47%	3.59%	9.06%

Russell 2000® Index
(reflects no deduction for
fees, expenses, or taxes)	-20.44%	4.13%	9.01%

We use the Russell 2000® Index Financials as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

David H. Ellison and Ryan C. Kelley, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Ellison has served as a Portfolio Manager of the Fund since its inception and has been employed by the Investment Manager since 2012. Mr. Kelley has served as a Portfolio Manager of the Fund since October 2014, served as a Co-Portfolio Manager of the Fund from March 2013 through September 2014, has served as the Chief Investment Officer of the Hennessy Funds since March 2021, and has been employed by the Investment Manager since 2012.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

HENNESSY FUNDS	1-800-966-4354

Investor: HTECX
Institutional: HTCIX

HENNESSY TECHNOLOGY FUND

Investment Objective

The Hennessy Technology Fund seeks long-term capital appreciation.

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES	Investor	Institutional
(fees paid directly from your investment)	None	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.15%	None
Other Expenses	2.17%	1.99%
Shareholder Servicing	0.10%	None
Remaining Other Expenses	2.07%	1.99%
Total Annual Fund Operating Expenses	3.06%	2.73%
Expense Reimbursement[1,2]	(1.83)%	(1.75)%
Total Annual Fund Operating Expenses
After Expense Reimbursement	1.23%	0.98%

[1]
The Fund’s investment manager has contractually agreed to ensure that total operating expenses (exclusive of all federal, state and local taxes, interest, brokerage commissions, 12b-1 fees, shareholder servicing fees payable to the Fund’s investment manager, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed 0.98% of the average daily net assets of Investor Class and Institutional Class shares of the Fund.  The contractual arrangement will continue until February 28, 2024, at which time the contractual arrangement will automatically terminate (and it may not be terminated prior to that date).  The Fund’s investment manager may recoup reimbursed amounts for three years after the reimbursement occurred if total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such reimbursement or such recoupment.

[2]
Certain service provider expenses will be voluntarily waived through July 31, 2025, at which time the arrangement will automatically terminate. In addition, the arrangement will not apply at any time the Fund’s net assets exceed $125 million.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses are equal to the total annual fund operating expenses after expense reimbursement for the first year and equal to total annual fund operating expenses for the remaining years.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$125	$773	$1,446	$3,245
Institutional	$100	$681	$1,288	$2,932

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 151% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests primarily in companies whose securities are listed on U.S. national securities exchanges, including through American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges.

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that are principally engaged in the research, design, development, manufacturing, or distributing of products or services in the technology industry. Potential investments include, but are not limited to, the following industries: application software, communications equipment, data processing, electronic components and manufacturing services, home entertainment software, internet and direct marketing retailers, internet software and services, IT consulting, semiconductor equipment, systems software, and technology hardware, storage, and distributors.

WWW.HENNESSYFUNDS.COM

SECTOR & SPECIALTY – HENNESSY TECHNOLOGY FUND

From the investable common stocks of public companies in the S&P Capital IQ Database with market capitalizations exceeding $175 million, the portfolio management team identifies approximately 60 stocks (weighted equally by dollar amount) with the following attributes:

• Sector-leading cash flows and profits

• History of delivering returns in excess of cost of capital

• Attractive relative valuation

• Ability to generate cash

• Attractive balance sheet risk profile

• Prospects for sustainable profitability

The universe of stocks is re-screened and the portfolio is rebalanced approximately on a monthly basis.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Industry Concentration Risk:  The Fund concentrates its investments within the Information Technology sector, and its performance is therefore tied closely to, and affected by, developments in this industry. Technology companies face intense competition and may be subject to extensive regulatory requirements.  They may have limited product lines, markets, financial resources, or personnel.  The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, and unpredictable changes in growth rates.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Small-Sized and Medium-Sized Companies Risk:  The Fund may invest in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Foreign Securities Risk: The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through ADRs. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation. In addition, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on issuer stock repurchases. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the value of or tax consequences of your investment in the Fund. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the NASDAQ Composite Index and the S&P 500® Index.  For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus.  The Fund is the successor to the FBR Technology Fund (the “Predecessor Technology Fund”).  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

HENNESSY FUNDS	1-800-966-4354

Investor: HTECX
Institutional: HTCIX

HENNESSY TECHNOLOGY FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 26.01% for the quarter ended June 30, 2020, and the lowest quarterly return was -22.30% for the quarter ended March 31, 2020.

Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2022)

	One	Five	Ten
	Year	Years	Years
Hennessy Technology Fund –
Investor Shares

Return before taxes	-26.28%	8.70%	9.78%

Return after taxes
on distributions	-26.29%	5.13%	7.73%

Return after taxes
on distributions and
sale of Fund shares	-15.55%	6.12%	7.60%

Hennessy Technology Fund –
Institutional Shares

Return before taxes	-26.07%	8.98%	10.09%

NASDAQ Composite Index
(reflects no deduction for
fees, expenses, or taxes)	-32.54%	9.67%	14.43%

S&P 500® Index
(reflects no deduction for
fees, expenses, or taxes)	-18.11%	9.42%	12.56%

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Managers

Ryan C. Kelley, CFA, and L. Joshua Wein, CAIA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Mr. Kelley has served as a Portfolio Manager of the Fund since May 2018, served as a Co-Portfolio Manager of the Fund from February 2017 to May 2018, has served as the Chief Investment Officer of the Hennessy Funds since March 2021, and has been employed by the Investment Manager since 2012.  Mr. Wein has served as a Portfolio Manager of the Fund since February 2021, as a Co-Portfolio Manager from February 2019 until February 2021, and previously served as a Senior Portfolio Analyst of the Fund from the time he joined the Investment Manager in September 2018 until February 2019.

For important information about the purchase and sale of Fund shares, taxes, and financial intermediary compensation, please turn to “Important Additional Fund Information” on page 53 of this Prospectus.

WWW.HENNESSYFUNDS.COM

IMPORTANT ADDITIONAL FUND INFORMATION

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in Fund shares or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with a Fund.

To purchase Fund shares, you may contact your broker-dealer or other financial intermediary. To purchase Fund shares directly from the Hennessy Funds, or for assistance with completing your application, please call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time on Monday through Thursday or between 9:00 a.m. and 5:00 p.m. Eastern time/6:00 a.m. and 2:00 p.m. Pacific time on Friday (excluding holidays).  You may buy Fund shares any day the New York Stock Exchange (“NYSE”) is open.

The minimum initial investment in Investor Class shares of a Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  The minimum initial investment in Institutional Class shares of a Fund is $250,000.  For corporate-sponsored retirement plans, there is no minimum initial investment for either Investor Class or Institutional Class shares.  There is no subsequent minimum investment requirement.  A $100 minimum exists for each additional investment made through an Automatic Investment Plan.  The Funds may waive the minimum investment requirements from time to time.  Investors purchasing Fund shares through financial intermediaries’ asset-based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Funds, absorbs the increased costs of small purchases.

You may redeem Fund shares each day the NYSE is open either by mail (Hennessy Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or by calling the Transfer Agent at 1-800-261-6950 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time on Monday through Friday (excluding holidays).  Investors who wish to redeem Fund shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem Fund shares may be placed.

Tax Information

The Funds’ distributions generally will be taxable to you as ordinary income or capital gains regardless of whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for performing shareholder services or distribution-related services for the Funds.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial adviser to recommend a Fund over another investment.  Ask your financial adviser or visit your financial intermediary’s website for more information.

HENNESSY FUNDS	1-800-966-4354

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, each Fund may change its investment objective without obtaining shareholder approval. If a Fund does so, it must provide 60 days’ notice to shareholders prior to implementing the change. An investment objective is not a guarantee. The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, contains a description of the Funds’ policies and procedures regarding disclosure of their portfolio holdings.

If a Fund acquires another fund, the Fund may hold indefinitely the portfolio securities transferred to the Fund from the acquired fund (“acquired portfolio securities”) unless this violates the investment limitations of the Fund.  The Fund may sell acquired portfolio securities in the ordinary course of business in order to rebalance its portfolio or adjust its portfolio in accordance with its investment strategy or to meet redemption requests.

The following statements apply to the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, and the Hennessy Technology Fund:

•	Each Fund only purchases stocks that have historical trading volume sufficient to allow for purchase of the required number of shares without materially affecting the share price.

•
Each Fund selects stocks from investable common stocks of public companies in the S&P Capital IQ Database. The S&P Capital IQ Database is a robust and comprehensive source of data on publicly traded domestic and foreign common stocks and contains financial, statistical, and market data for different regions of the world.[1]  The Portfolio Managers may conduct an initial screening of common stocks in the Database to remove certain stocks based on characteristics such as limited liquidity, share price below a minimum threshold, and irregularity of dividends.

[1]
Although S&P Global Market Intelligence (“S&P Global”) obtains information for inclusion in, or for use in, the S&P Capital IQ Database from sources that it considers reliable, S&P Global does not guarantee the accuracy or completeness of the information contained in the S&P Capital IQ Database. S&P Global makes no warranty, express or implied, as to the results to be obtained by the Funds and the advisability of investing in the Funds, or any other persons or entity from the use of the S&P Capital IQ Database. S&P Global makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P Capital IQ Database. “Standard & Poor’s,” “S&P,” and “Capital IQ” are trademarks of S&P Global. The Funds are not sponsored, endorsed, sold, or promoted by S&P Global or any of its affiliates or parent companies.

•
Each Fund offers a consistent and disciplined approach to investing based on a buy and hold philosophy that rejects the idea of market timing. Except as provided below, the Investment Manager expects stocks held in each Fund’s portfolio to remain the same until the next rebalance period, regardless of any adverse developments concerning a company, an industry, the economy, or the stock market generally. However, in the event that earnings or other information that formed the basis for selecting a stock are restated and the resulting data would have precluded the stock from being selected for the portfolio, the Investment Manager reserves the right to replace that stock with another stock meeting the Fund’s criteria.

•
When each Fund receives new cash flow from the sale of its shares, it is first used to the extent necessary to meet redemptions. Any remaining cash is invested pro rata across the Fund’s portfolio (without any intention to rebalance the portfolio on an interim basis). Such purchases are generally made on a weekly basis, but may be made on a more or less frequent basis at the discretion of the Investment Manager depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow, each Fund may meet redemption requests by selling securities on a pro rata basis. Thus, interim purchases and sales of securities are based on current portfolio weightings and are made without regard to whether or not a particular security continues to meet the Fund’s criteria.

In the event of extreme market volatility, the Investment Manager reserves the right to forego the use of three-month or six-month positive stock price appreciation criteria in selecting stocks for the portfolios of the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Mid Cap 30 Fund.

The following statements apply to both the Hennessy Total Return Fund and the Hennessy Balanced Fund:

•
In an effort to minimize transaction costs, each Fund may accumulate funds and make purchases in larger blocks to avoid odd lot transactions. However, neither Fund takes temporary defensive positions. Each Fund invests accumulated funds in money market instruments (such as U.S. Treasury securities, commercial paper, commercial paper master notes, and repurchase agreements) or money market mutual funds.

WWW.HENNESSYFUNDS.COM

ADDITIONAL INVESTMENT INFORMATION

•
When funding redemption requests, each Fund first utilizes any accumulated funds described above. If it is necessary for the Fund to sell portfolio securities to meet redemption requests, it endeavors to maintain its asset allocation strategy. Each Fund may vary the percentage of each issue of common stock sold to avoid odd lot transactions, thereby reducing total transaction costs.

HENNESSY FUNDS	1-800-966-4354

MANAGEMENT OF THE FUNDS

Investment Manager

Hennessy Advisors, Inc. is a registered investment advisor and is the investment manager of the Funds. The Investment Manager’s address is 7250 Redwood Boulevard, Suite 200, Novato, CA 94945.

The Investment Manager has been providing investment advisory services since 1989. The Investment Manager furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.  As of January 31, 2023, the Investment Manager managed approximately $3.1 billion of net assets on behalf of the Funds.

Management Fees

For its services, each Fund pays the Investment Manager a monthly management fee based upon its average daily net assets. For the most recent fiscal year, the Funds paid the Investment Manager the following management fees, which remain current as of the date of this Prospectus.

Fund	Management Fee
(All Class Shares)	(As a % of Fund Assets)
Hennessy Cornerstone Growth Fund	0.74%
Hennessy Focus Fund	0.90%
Hennessy Cornerstone Mid Cap 30 Fund	0.74%
Hennessy Cornerstone Large Growth Fund	0.74%
Hennessy Cornerstone Value Fund	0.74%
Hennessy Total Return Fund	0.60%
Hennessy Equity and Income Fund	0.80%
Hennessy Balanced Fund	0.60%
Hennessy Energy Transition Fund	1.25%
Hennessy Midstream Fund	1.10%
Hennessy Gas Utility Fund	0.40%
Hennessy Japan Fund	0.80%
Hennessy Japan Small Cap Fund	0.80%
Hennessy Large Cap Financial Fund	0.90%
Hennessy Small Cap Financial Fund	0.90%
Hennessy Technology Fund	0.74%

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and, if applicable, the sub-advisory agreement for each Fund is available in the semi-annual report of the applicable Fund for the period ended April 30, 2022.

Portfolio Managers Employed by
the Investment Manager

Where a Fund is managed by multiple Portfolio Managers, such management is conducted with research, stock selection, portfolio composition, and day-to-day trading decisions distributed equally among the Portfolio Managers.

Neil J. Hennessy has served as the Chief Market Strategist of the Hennessy Funds since March 2021. He served as a Portfolio Manager of the Hennessy Cornerstone Growth Fund and the Hennessy Cornerstone Value Fund since June 2000 and of the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Total Return Fund, and the Hennessy Balanced Fund since their inception dates. Mr. Hennessy has been the Chief Executive Officer and Chairman of the Board of Directors of the Investment Manager since its organization in 1989.

Benton Cook, CFA, has served as a Portfolio Manager of the Hennessy Energy Transition Fund since September 2019 and of the Hennessy Midstream Fund since June 2017. His service on such funds prior to January 2022 was at BP Capital Fund Advisors, LLC, the prior sub-advisor to the funds, which he joined in 2017. Mr. Cook has been employed by the Investment Manager since January 2022.

David H. Ellison has served as a Portfolio Manager of the Hennessy Large Cap Financial Fund and the Hennessy Small Cap Financial Fund since their inception.  He has been employed by the Investment Manager since 2012. Prior to that, Mr. Ellison was employed by FBR Fund Advisers, Inc.

Ryan C. Kelley, CFA, has served as the Chief Investment Officer of the Hennessy Funds since March 2021. He has served as a Portfolio Manager of the Hennessy Gas Utility Fund, the Hennessy Large Cap Financial Fund, and the Hennessy Small Cap Financial Fund since October 2014 and previously served as a Co-Portfolio Manager of those same Funds from March 2013 through September 2014. He has also served as a Portfolio Manager of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, and the Hennessy Cornerstone Value Fund since February 2017 and as a Portfolio Manager of the Hennessy Total Return Fund, the Hennessy Balanced Fund, and the Hennessy Technology Fund since May 2018. He served

WWW.HENNESSYFUNDS.COM

MANAGEMENT OF THE FUNDS

as a Co-Portfolio Manager of the Hennessy Technology Fund from February 2017 to May 2018. Mr. Kelley has been employed by the Investment Manager since 2012. Prior to that, he was employed by FBR Fund Advisers, Inc.

L. Joshua Wein, CAIA, has served as a Portfolio Manager of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Gas Utility Fund, and the Hennessy Technology Fund since February 2021, as a Co-Portfolio Manager of those same Funds from February 2019 to January 2021, and as a Senior Portfolio Analyst of those same Funds from the time he joined the Investment Manager in September 2018 until February 2019. He also has served as a Portfolio Manager of the Hennessy Energy Transition Fund and the Hennessy Midstream Fund since January 2022.  Mr. Wein served as Director of Alternative Investments and Co-Portfolio Manager at Sterling Capital Management from 2008 to 2018.

Sub-Advisors

The Investment Manager has delegated the day-to-day management of the portfolio composition of the Hennessy Focus Fund to Broad Run Investment Management, LLC (“Broad Run”), located at 1530 Wilson Blvd., Suite 530, Arlington, VA 22209.  Broad Run has been registered with the Securities and Exchange Commission (the “SEC”) as an investment adviser since 2012.

The Investment Manager has delegated the day-to-day management of the portfolio composition of the equity allocation of the Hennessy Equity and Income Fund to The London Company of Virginia, LLC (“The London Company”), located at 1800 Bayberry Court, Suite 301, Richmond, VA 23226.  The London Company is registered with the SEC as an investment adviser and has been providing investment advisory services since 1994.

The Investment Manager has delegated the day-to-day management of the portfolio composition of the fixed income allocation of the Hennessy Equity and Income Fund to FCI Advisors, located at 5901 College Boulevard, Suite 110, Overland Park, KS 66211.  FCI Advisors is registered with the SEC as an investment adviser and has been providing investment advisory services since 1966.

The Investment Manager has delegated the day-to-day management of the portfolio composition of the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund to SPARX Asset Management Co., Ltd. (“SPARX”), located at Shinagawa Season Terrace 6F, 1-2-70 Konan, Minato-ku, Tokyo 108-0075, Japan.  SPARX is a wholly owned subsidiary of SPARX Group Co., Ltd., is a publicly listed company traded on the First Section of the Tokyo Stock Exchange.  SPARX is registered with the SEC as an investment adviser.  In addition, SPARX is registered with the Japanese authority to conduct activities in the investment management business, the investment advisory and agency business, the first financial instruments business, and the second financial instruments business.  The first financial instruments business involves, among other things, engaging in the solicitation, sale, and purchase, as well as acting as an intermediary for sales and purchases, of securities with high liquidity, over-the-counter derivatives trading, and customer asset administration. The second financial instruments business involves, among other things, engaging in the solicitation, sale, and purchase, as well as acting as an intermediary for sales and purchases, of securities with lower liquidity and handling offerings of trust beneficiary rights and limited partnership interests.

Portfolio Managers Employed by
Sub-Advisors

Where a Fund is managed by multiple Portfolio Managers, such management is conducted with research, stock selection, portfolio composition, and day-to-day trading decisions distributed equally among the Portfolio Managers unless specifically noted otherwise.

HENNESSY FOCUS FUND – BROAD RUN INVESTMENT
MANAGEMENT, LLC

David S. Rainey, CFA, has served as a Co-Portfolio Manager of the Fund since 2009.  Prior to October 26, 2012, Mr. Rainey was employed by FBR Fund Advisers, Inc.  Before joining FBR Fund Advisers, Inc. in 2009, Mr. Rainey served as a Senior Research Analyst at Akre Capital Management, the prior sub-advisor to the Fund, which he joined in 1998.

Brian E. Macauley, CFA, has served as a Co-Portfolio Manager of the Fund since 2009.  Prior to October 26, 2012, Mr. Macauley was employed by FBR Fund Advisers, Inc.  Before joining FBR Fund Advisers, Inc. in 2009, Mr. Macauley served as a Research Analyst at Akre Capital Management, the prior sub-advisor to the Fund, which he joined in 2003.

Ira M. Rothberg, CFA, has served as a Co-Portfolio Manager of the Fund since 2009.  Prior to October 26, 2012, Mr. Rothberg was employed by FBR Fund Advisers, Inc.  Before joining FBR Fund Advisers, Inc. in 2009, Mr. Rothberg served as a Research Analyst at Akre Capital Management, the prior sub-advisor to the Fund, which he joined in 2004.

HENNESSY FUNDS	1-800-966-4354

HENNESSY EQUITY AND INCOME FUND – EQUITY
ALLOCATION – THE LONDON COMPANY OF VIRGINIA, LLC

Stephen M. Goddard, CFA, has served as a Portfolio Manager of the equity allocation of the Fund since 2007. He is the Founder of The London Company and heads The London Company’s Investment Team as Chief Investment Officer.

J. Brian Campbell, CFA, has served as a Portfolio Manager of the equity allocation of the Fund since 2010. He is a member of The London Company’s Investment Team.

Mark E. DeVaul, CFA and CPA, has served as a Portfolio Manager of the equity allocation of the Fund since 2011. He is a member of The London Company’s Investment Team.

Samuel D. Hutchings, CFA, has served as a Portfolio Manager of the equity allocation of the Fund since February 2020. He has been employed by The London Company since 2015, where he started as a research analyst. He is a member of The London Company’s Investment Team.

Jonathan T. Moody, CFA, has served as a Portfolio Manager of the equity allocation of the Fund since 2007. He is a member of The London Company’s Investment Team.

HENNESSY EQUITY AND INCOME FUND – FIXED INCOME
ALLOCATION – FCI ADVISORS

Gary B. Cloud, CFA, has served as a Portfolio Manager of the fixed income allocation of the Fund since 2007. He is a Senior Vice President and Portfolio Manager of FCI Advisors and serves as a member of FCI Advisors’ Fixed Income Investment Committee.

Peter G. Greig, CFA, has served as a Portfolio Manager of the fixed income allocation of the Fund since 2007. He is a Senior Vice President and Portfolio Manager of FCI Advisors and chairs FCI Advisors’ Fixed Income Investment Committee.

HENNESSY JAPAN FUND AND HENNESSY JAPAN SMALL
CAP FUND – SPARX ASSET MANAGEMENT CO., LTD.

The Funds are sub-advised by the largest independent manager in Japan with some of the most experienced Asia-based asset management specialists.

The reference below to the title “CMA” designates that individual as a Chartered Member of the Security Analysts Association of Japan.

Tadahiro Fujimura, CFA and CMA, has served as a Portfolio Manager of the Hennessy Japan Small Cap Fund since its inception and has primary responsibility for the day-to-day management of the portfolio composition of the Fund. He has served as the Chief Investment Officer of SPARX since April 2013, served as the head of the Investment & Research Division from April 2010 to December 2015, and is responsible for overseeing the Japanese Mid and Small Cap Strategies for SPARX.

Masakazu Takeda, CFA and CMA, has served as a Portfolio Manager of the Hennessy Japan Fund since November 2006 and has primary responsibility for the day-to-day management of the portfolio composition of the Fund. He has been an analyst and fund manager with SPARX since 1999.

Takenari Okumura, CMA, has served as a Portfolio Manager of the Hennessy Japan Small Cap Fund since February 2020. He joined SPARX in 2008 as an analyst and became a fund manager in 2015.

Yu Shimizu, CMA, has served as a Portfolio Manager of the Hennessy Japan Fund since January 2012. He has been employed by SPARX since 2005 and acts as the deputy head of the Investment & Research Division.

Sub-Advisory Fee

For the most recent fiscal year, the Investment Manager (not the Funds) paid a sub-advisory fee, based on the daily net assets of each sub-advised Fund, at the following rates:

•	For the Hennessy Focus Fund, at the rate of 0.29%;

•	For the equity allocation of the Hennessy Equity and Income Fund, at the rate of 0.33%;

•	For the fixed income allocation of the Hennessy Equity and Income Fund, at the rate of 0.27%;

•
For the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund, at the rate of 0.35% of the first $500 million of its daily net assets, 0.40% of the next $500 million of its daily net assets, and 0.42% of its daily net assets over $1 billion.

The Investment Manager pays sub-advisory fees from its own assets, and these fees are not additional expenses of the Funds.

WWW.HENNESSYFUNDS.COM

MANAGEMENT OF THE FUNDS

Additional Investment Manager
and Sub-Advisor Information

The Statement of Additional Information for the Funds, which is incorporated by reference into this Prospectus, provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds that they manage.

As previously noted, the sub-advisors to the Funds, as applicable, act as the portfolio managers for the sub-advised Funds.  However, as the investment advisor to the sub-advised Funds, the Investment Manager has overall supervisory responsibility for the general management and investment of the sub-advised Funds’ securities portfolios and, as such, performs the following services for each sub-advised Fund:

•	sets the Fund’s overall investment strategies;

•	performs daily reconciliations of the Fund’s positions and cash;

•	monitors the liquidity of the Fund;

•	monitors the Fund’s compliance with its investment objectives and restrictions and federal securities laws;

•	maintains a comprehensive compliance program and conducts ongoing reviews of the compliance programs of the Fund’s sub-advisor;

•
oversees the selection and continued employment of the Fund’s sub-advisor, reviews the Fund’s investment performance, and monitors the sub-advisor’s adherence to the Fund’s investment objectives, policies, and restrictions;

•	oversees outside service providers;

•	maintains in-house marketing and distribution departments on behalf of the Fund;

•	prepares or directs the preparation of all regulatory filings for the Fund;

•	oversees distribution of the Fund through third-party financial intermediary platforms;

•
pays the incentive compensation of the Fund’s compliance officer and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives;

•	provides a quarterly compliance certification to the Board; and

•	prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

Distribution Fees

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, which allows the Fund to use up to 0.25% of the average daily net assets of its Investor Class shares to pay sales, distribution, and other fees for the sale and distribution of its shares and for shareholders services provided to investors.  Currently, the Board of Trustees has approved the payment of up to 0.15% of the average daily net assets of each such Fund as a Rule 12b-1 fee.

Because distribution fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Agreement

Each Fund has entered into a Shareholder Servicing Agreement with the Investment Manager. Pursuant to the Shareholder Servicing Agreement, the Investment Manager provides the following administrative support services to the Funds:

•	maintaining a toll-free number that current shareholders may call to ask questions about their accounts or the Funds;

•	responding generally to shareholder questions;

•	actively participating as a liaison between shareholders and U.S. Bank Global Fund Services; and

•	providing such other similar services as may be requested.

For such services, each Fund pays an annual service fee to the Investment Manager equal to 0.10% of the average daily net assets of its Investor Class shares. Institutional Class shares are not subject to this servicing fee.

HENNESSY FUNDS	1-800-966-4354

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value (“NAV”). NAV is calculated by dividing a Fund’s assets, minus its liabilities, by the number of shares outstanding. The NAV of a Fund’s shares is normally determined as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time/1:00 p.m. Pacific time. When the NYSE closes early on a valuation day, each Fund calculates its NAV as of such early closing time. The NYSE is closed for trading on New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The NYSE also may close for trading on national days of mourning or due to natural disasters or other extraordinary events or emergencies. On a day when the NYSE is closed, the Funds do not determine their NAVs, and investors may not purchase or redeem Fund shares. Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. Each Fund values money market instruments it holds with an original term to maturity of 60 days or less at their amortized cost, which approximates fair market value. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined by the Investment Manager, as the Funds’ “valuation designee” under Rule 2a-5 of the Investment Company Act.  If a Fund holds securities traded on a foreign exchange, such securities may trade on weekends or other days when the Fund does not price its shares and thus affect the Fund’s NAV on days when investors will not be able to purchase or redeem the Fund’s shares.

If market quotations are not available, a Fund will value securities at their fair value pursuant to the fair value methodologies established by the Investment Manager, as the valuation designee. The fair value of a security is the amount a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price, and a Fund may not be able to sell a security at the fair value. Market quotations may not be available if, for example, trading in particular securities was halted during the day and not resumed prior to the close of trading on the applicable stock exchange.

Each Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (sometimes referred to as the “Transfer Agent”), prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. The Transfer Agent will process purchase and redemption orders received after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Funds’ corporate address instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received by the Transfer Agent.

FOR QUESTIONS PLEASE CALL

Hennessy Funds
1-800-966-4354 or
1-415-899-1555
10 a.m. - 7 p.m. ET, M-Th; 5 p.m. F
7 a.m. - 4 p.m. PT, M-Th; 2 p.m. F

U.S. Bank Global Fund Services,
Transfer Agent for the Funds
1-800-261-6950
9 a.m. - 8 p.m. ET, M-F
6 a.m. - 5 p.m. PT, M-F

Share Classes

Each Fund other than the Hennessy Total Return Fund and the Hennessy Balanced Fund offers Institutional Class shares.  Institutional Class shares are available only to institutional investors or to shareholders who invest directly in a Fund or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with a Fund. There is also a higher minimum initial investment requirement for Institutional Class shares, as described below. If you qualify as a purchaser of Institutional Class shares but your account is invested in Investor Class shares, you may convert your Investor Class shares to Institutional Class shares based on the relative NAVs of the two Classes on the conversion date.

WWW.HENNESSYFUNDS.COM

SHAREHOLDER INFORMATION

Account Minimum Investments –
Investor Class

The minimum initial investment in Investor Class shares is $2,500 for regular accounts and $250 for Individual Retirement Accounts (“IRAs”). For corporate sponsored retirement plans, there is no minimum initial investment. There is no subsequent minimum investment requirement. A $100 minimum exists for each additional investment made through an Automatic Investment Plan. Each Fund may waive the minimum investment requirements from time to time.

Investors purchasing a Fund through financial intermediaries may have the above minimum investments waived by their intermediary since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

Account Minimum Investments –
Institutional Class

The minimum initial investment in Institutional Class shares of a Fund is $250,000. For corporate sponsored retirement plans, there is no minimum investment. There is no subsequent minimum investment requirement for the Funds. A $100 minimum exists for each additional investment made through an Automatic Investment Plan.

Each Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit, and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution, or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Investment Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

Market Timing Policy

Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of Fund shares by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares.

Each Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund.  In this regard, pursuant to Rule 22c-2 of the Investment Company Act, the Funds enter into shareholder information agreements with financial intermediaries that purchase Fund shares for omnibus accounts.  These agreements require the financial intermediary to provide the Funds access, upon request, to information about underlying shareholder transaction activity in the omnibus account.  Any non-public personal information provided to the Funds is subject to the Funds’ privacy policy.

In considering a shareholder’s trading activity, a Fund may consider, among other factors, the shareholder’s trading history, both directly and, if known, through financial intermediaries, in any of the Funds.  If frequent trading or market timing is detected, a Fund, based on its assessment of the severity of the market timing, may take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges

Each Fund offers shareholders the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.

Before acting on instructions received by telephone, a Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If a Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. A Fund may change, modify, or terminate these privileges at any time upon written notice to shareholders. A Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in

HENNESSY FUNDS	1-800-966-4354

the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How Do I Purchase Shares by Check?” below. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial institution source may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

Telephone trades must be received prior to the close of regular trading on the NYSE to receive same-day pricing. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time/1:00 p.m. Pacific time).

How to Purchase Shares

You may purchase shares of the Funds on any day the NYSE is open for trading.  Purchase requests received prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time/1:00 p.m. Pacific time) will be priced and processed as of the close of business on that day.  Requests received after that time will be processed the following trading day at the following trading day’s pricing.

You may purchase Fund shares by check, wire, or Automated Clearing House (ACH) network. The Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. In addition, the Funds cannot accept post-dated checks or any conditional order or payment.

The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all share purchases. The Funds reserve the right to reject any purchase in whole or in part.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for corporations) to help the Transfer Agent verify your identity. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. If you are opening the account in the name of a legal entity (e.g., a partnership, limited liability company, corporation, etc.), you must also supply the identity of the beneficial owners. Please contact the Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If the Funds do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. In the event that the Transfer Agent is unable to verify your identity, each Fund reserves the right to redeem your account at its then-current NAV.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds do not sell shares to non-U.S. residents, subject to the discretion of the Funds.  Other than U.S. military personnel with an APO or FPO address, U.S. citizens living abroad may purchase Fund shares only if they have a social security number and a physical address (not a P.O. box) within the United States, subject to the discretion of the Funds.  The Funds reserve the right, in their sole discretion and to the extent permitted by applicable law, to sell shares to non-U.S. residents.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in a Fund, simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to one of the following addresses:

For regular mail delivery:	For overnight delivery:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bank Global Fund Services post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Subsequent investments must be accompanied by a letter indicating the name or names in which the account is registered and the account number or by the Invest by Mail Form that is attached to your confirmation statement and returned to one of the above addresses.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Fund for any payment, check, or electronic funds transfer returned to the Transfer Agent.

WWW.HENNESSYFUNDS.COM

SHAREHOLDER INFORMATION

HOW DO I PURCHASE SHARES BY WIRE?

Prior to wiring funds, a completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above. If you are making an initial investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery, or fax. Upon receipt of your application, your account will be established and a service representative will contact you to provide an account number and wiring instructions to U.S. Bank N.A. If you do not receive this information within one business day, you may call the Transfer Agent at 1-800-261-6950. If you are making a subsequent purchase, prior to wiring funds, please notify the Transfer Agent. U.S. Bank N.A. must receive wired funds before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time/1:00 p.m. Pacific time) to receive same-day pricing. Wired funds received after that time will be processed the following trading day with the following trading day’s pricing. The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

All wires should specify the name of the Fund and Class of shares, the name(s) in which the account is registered, the account number, and the amount being wired. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to a Fund.

To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to the following:

Hennessy Funds
c/o U.S. Bank N.A.	Credit: U.S. Bank Global Fund Services
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name, and account number

CAN I PURCHASE SHARES THROUGH
BROKER-DEALERS?

You may buy, sell, and exchange Investor Class and Institutional Class shares through certain brokers (and their authorized agents) that have made arrangements with the Fund to sell its shares on certain brokerage platforms. When you place your order with a broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by the Fund. The broker holds your Fund shares in its name and maintains your individual ownership records. The Investment Manager may pay the broker for maintaining these records as well as providing other shareholder services. The broker may charge you a commission or other fee for handling your order. The broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions, and ensuring that you receive copies of the applicable Fund’s Prospectus.

If you decide to purchase Fund shares through a broker, please carefully review the program materials provided to you by the broker, because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.  The broker is responsible for ensuring that you receive copies of the applicable Fund’s prospectus, annual report, semi-annual report, and other Fund disclosure documents.

To inquire about an agreement, brokers should call the Funds at 1-800-966-4354 or 1-415-899-1555.

HOW DO I PURCHASE SHARES BY TELEPHONE?

You may not make an initial investment in a Fund by telephone, but you may purchase additional Fund shares if your account has been open for at least seven business days by calling 1-800-261-6950. Unless you have declined telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account on record through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan

For your convenience, each Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder’s bank account on record to the shareholder’s Fund account on a systematic schedule (e.g., monthly, quarterly, semi-annually, and annually) that the shareholder selects. Your financial institution must be a member of the Automated Clearing House (ACH) Network. After your initial investment in a Fund, you may authorize the Fund to withdraw amounts of $100 or more.

If you wish to enroll in this plan, complete the appropriate section on the initial Account Application or complete the Automatic Investment Plan Application. You may call the Funds at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at hennessyfunds.com. Signed applications should be received by the Transfer Agent at least seven business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment, or for any other reason. A Fund may terminate or modify this privilege at any time. Any request to change or

HENNESSY FUNDS	1-800-966-4354

terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or in written form five calendar days prior to the effective date.

Retirement Plans

You may invest in the Funds under the following retirement plans:

•	Coverdell Education Savings Account

•	Traditional IRA

•	Roth IRA

•	SEP-IRA for sole proprietors, partnerships and corporations

•	SIMPLE-IRA

The Funds recommend that investors consult with a financial or tax adviser regarding IRAs before investing in a Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution (exclusive of systematic distribution plans), or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the NYSE is open for trading either directly through the Funds or through your investment representative, as applicable. Redemption requests received prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time/1:00 p.m. Pacific time) will be priced and processed as of the close of business on that day.  Requests received after that time will be processed the following trading day at the following trading day’s pricing.

HOW DO I SELL SHARES BY MAIL?

You may redeem your Fund shares by sending a written request to the Transfer Agent. After your request is received in “good order,” the Fund will redeem your shares at the next NAV calculated by the Fund. To be in “good order,” redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Investor Class or Institutional Class shares of the Fund or the dollar value of Investor Class or Institutional Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that are required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar shareholders. The redemption request should be signed by all shareholders whose names appear on the account registration. In addition, please specify whether proceeds are to be sent by mail, wire, or electronic funds transfer through the Automated Clearing House (ACH) network to your bank account on record.  If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold federal income tax (generally 10%).  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding.  To add wire instructions to an account at the time of the redemption, a signature guarantee is required.

Please see the section “When are signature guarantees required?” below.  Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain whether additional documentation is required.

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your Fund shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time on a day when the NYSE is open for trading. If you are redeeming from an IRA or other retirement or qualified plan, you will be asked whether you want federal income taxes (generally 10%) withheld from the distribution.  Redemption proceeds will be sent by check to the address of record unless you elect to have proceeds transferred to your bank account on record.  You may have difficulties making a telephone redemption during periods of abnormal market activity because of higher than usual call wait times.  If this occurs, you may make your redemption request in writing.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect a Fund and its shareholders, a signature guarantee from either a Medallion program member or a non-Medallion program member is required in the following situations:

•	The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 calendar days;

•	The redemption proceeds are to be payable or sent to any person, address, or bank account not on record;

•	Account ownership is being changed; or

•	The redemption request is over $100,000 (Investor Class shares only).

In addition to the situations described above, a Fund or the Transfer Agent may require a signature guarantee in other circumstances.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities

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SHAREHOLDER INFORMATION

exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature is not an acceptable substitute for a signature guarantee.

A Fund reserves the right, at its sole discretion, to waive the signature guarantee requirement for a specific redemption request.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

For redemption proceeds that are paid directly to you by the Hennessy Funds, the Hennessy Funds typically expect to pay redemption proceeds by check or by wire to you within three business days following receipt of your redemption request in proper form as discussed in this Prospectus; however, in all cases it may take up to seven calendar days to pay redemption proceeds. If you did not purchase your Fund shares by wire, a Fund may delay payment of your redemption proceeds for up to 15 calendar days from date of purchase or until your payment has cleared, whichever occurs first. In addition, a Fund can suspend redemptions and postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

You may have a check sent to you at your address of record, proceeds may be wired to your bank account on record, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to your bank account on record. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete and share-specific redemption, or deducted from your remaining account balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, but credit may not be available up to three business days.

Under normal circumstances, the Funds expect to meet redemption requests through the sale of investments held in cash or cash equivalents. In situations in which investment holdings in cash or cash equivalents are insufficient to meet redemption requests, a Fund may choose to borrow money through the Funds’ bank line of credit. A Fund may also choose to sell portfolio securities to meet redemption requests, if consistent with the management of such Fund. These methods will be used regularly and may also be used in stressed market conditions.

The Hennessy Funds have the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the applicable Hennessy Fund’s portfolio (referred to as an “in kind” distribution) and may do so in the form of pro-rata slices of a Fund’s portfolio, individual securities, or a representative basket of securities. It is not expected that the Hennessy Funds would make an in kind distribution except in unusual circumstances. If a Hennessy Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges to convert the securities to cash. Also, a shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash.

CAN MY ACCOUNT BE INVOLUNTARILY REDEEMED OR
CONVERTED?

A Fund may involuntarily redeem your shares upon certain conditions as determined by the Board of Trustees, including, but not limited to (i) if you fail to provide the Fund with identification required by law, (ii) if a Fund is unable to verify information received from you, or (iii) to reimburse a Fund for any loss sustained by reason of any failure by you to make full payment for shares purchased.  Additionally, as discussed in more detail below, shares may be redeemed or converted in connection with the closing of small accounts.

A Fund may redeem the shares in your Investor Class account involuntarily if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your Investor Class account is less than $2,500 before a Fund makes an involuntary redemption. You will then have 60 calendar days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.  Any time shares are redeemed in a taxable account, it is considered a taxable event.  You are responsible for any tax liabilities associated with an involuntary redemption of your account.

If your Institutional Class shares account balance falls below $250,000 for any reason, you will be given 60 calendar days to make additional investments so that your account balance is $250,000 or more. If you do not, a Fund may convert your Institutional Class shares into Investor Class shares, at which time your account will be subject to the involuntary redemption policies and procedures for Investor Class shares. Any such conversion will occur at the relative NAV of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares. Involuntary redemption does not apply to former Investor Class shareholders of the FBR Large Cap Fund, the FBR Mid Cap

HENNESSY FUNDS	1-800-966-4354

Fund, or the FBR Small Cap Fund who became Institutional Class shareholders of the Hennessy Fund into which the applicable FBR Fund was reorganized.

WHAT HAPPENS IF MY ACCOUNT IS INACTIVE FOR AN
EXTENDED PERIOD OF TIME?

Your account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The factors used to determine whether an account is inactive vary from state to state, but may include a shareholder’s failure to cash a check (no interest is accrued or paid on amounts represented by uncashed distribution or redemption checks), update the shareholder’s mailing address, or respond to Fund inquiries within the specified time period.  For this purpose, your last known address of record with the Funds will determine which state has jurisdiction over your account.  Texas residents have the ability to designate a representative to receive legislatively required unclaimed property notifications.  Please contact the Texas Comptroller of Public Accounts for further information.  If the assets within your account are deemed to be abandoned under the relevant state’s laws, the Fund may be legally obligated to transfer those assets to that state’s unclaimed property administrator.  You are responsible for ensuring that your account is not “abandoned” for purposes of these state escheatment laws, and neither the Fund nor its agents will be liable to you or your representatives for good faith compliance with those laws.

How to Exchange Shares

You may exchange shares of any Fund for shares in an identically registered account of any other Fund any day the NYSE is open for trading either directly through the Funds or through your investment representative, as applicable. Exchange requests received prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time/1:00 p.m. Pacific time) will be priced and processed as of the close of business on that day. Requests received after that time will be processed the following trading day at the following trading day’s pricing. Prior to making an exchange into any other Fund, you should carefully read that Fund’s Prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555 or visiting hennessyfunds.com. Please keep in mind the minimum investment of $2,500 ($250 for IRAs) for Investor Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange.

You may also exchange shares of any Fund for shares of the First American Retail Prime Obligations Fund, a money market mutual fund not affiliated with the Funds, the Investment Manager, or the sub-advisors. The exchange privilege does not constitute an offering or recommendation on the part of the Funds, the Investment Manager, or the sub-advisors of an investment in the First American Retail Prime Obligations Fund. Prior to making an exchange into the First American Retail Prime Obligations Fund, you should carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555.

Each Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses.  Each Fund reserves the right to reject any exchange order.  Each Fund may modify or terminate the exchange privilege upon written notice to shareholders.  Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders.  Such temporary suspension can be without prior notification to shareholders.  You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other Fund into which the exchange is being made. If you have an existing account with the other Fund, you should also give the name and account number for that Fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time/1:00 p.m. Pacific time). If you are exchanging Fund shares by telephone, you will be subject to certain identification procedures, which are listed under “Telephone Privileges” above.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.

Systematic Cash Withdrawal Program

As another convenience, you may redeem Investor Class shares of a Fund through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares. If you elect this method of redemption, the Fund will send you a check or you may have the proceeds sent directly to your bank account on record via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. You

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SHAREHOLDER INFORMATION

may choose to receive monthly, quarterly, or annual payments. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by a Fund. You may elect to terminate your participation in this program at any time by calling or writing to the Transfer Agent at least five calendar days prior to the next payment.

A withdrawal involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Dividends and Distributions

Capital Gains.  Each of the Funds declares and pays capital gains, if any, annually, usually in December.

Dividends.  The following Funds declare and pay dividends, if any, at the end of each calendar quarter:

Hennessy Total Return Fund

Hennessy Equity and Income Fund

Hennessy Balanced Fund

Hennessy Gas Utility Fund

The Hennessy Midstream Fund anticipates declaring distributions to its shareholders quarterly at the end of the months of February, May, August, and November at a rate that is approximately equal to the distribution rate the Fund receives from its portfolio companies, without any offset for the expenses of the Fund. The Fund typically pays distributions on the business day following their declaration.

All Funds not listed above declare and pay dividends, if any, annually, usually in December.

The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code.

You have four distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.

•	Split Cash Reinvest Options:

o	Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares; or

o	Your dividends will be reinvested in additional Fund shares and your capital gains distributions will be paid in cash.

•	All Cash Option – Both dividends and capital gains distributions will be paid in cash.

If you elect to receive distributions or capital gains paid in cash and the U.S. Postal Service cannot deliver the check or a check remains outstanding for at least six months, each Fund reserves the right to reinvest the distribution check in your account at the current NAV of the Fund and to reinvest all subsequent distributions.

You may make this election on the Account Application. If you do not make an election, your distributions will be reinvested in additional Fund shares. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 at least five calendar days prior to the record date of the next distribution.

Tax Information

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the SAI for additional federal income tax information.

Other than the Hennessy Midstream Fund, each Fund has elected to be treated and intend to qualify each year as a regulated investment company (a “RIC”). A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, a Fund’s failure to qualify as a RIC would result in corporate level taxation and consequently, a reduction in income available for distribution to you as a shareholder.

The Hennessy Midstream Fund will not be taxed as a RIC, but as a “C” corporation that is subject to corporate income tax. The resulting corporate taxes could substantially reduce the Hennessy Midstream Fund’s net assets, the amount of income available for distribution, and the amount of the Hennessy Midstream Fund’s distributions.

The Funds’ distributions, whether received in cash or additional shares of a Fund, may be subject to federal, state, and local income tax.  These distributions may be taxed as ordinary income, dividend income, or long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

If you purchase Fund shares shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of capital. Similarly, if you purchase Fund shares that have appreciated securities, you will receive a taxable return of part of your investment if an when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

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The Funds will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.

You generally will recognize taxable capital gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares. This gain or loss will be long-term capital gain or loss if the shares were held for more than one year.

In general, when a shareholder sells Fund shares, the Fund must report to the shareholder and the IRS the shareholder’s cost basis, gain or loss, and holding period in the sold shares using a specified method for determining which shares were sold. You are not bound by this method and, if timely, can choose a different permissible method. Please consult with your tax adviser.

If you hold Fund shares through a broker or another nominee, please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

When you receive a distribution from the Funds or redeem shares, you may be subject to backup withholding.

Descriptions of Indices1,2,3,4

Descriptions of the indices used in this Prospectus are found below. These indices are used in the Prospectus for comparative purposes in accordance with SEC regulations.

50/50 Blended DJIA/Treasury Index – This index consists of 50% common stocks represented by the Dow Jones Industrial Average and 50% short-duration Treasury securities represented by the ICE BofAML 1-Year Treasury Note Index, which comprises U.S. Treasury securities maturing in approximately one year.

75/25 Blended DJIA/Treasury Index – This index consists of 75% common stocks represented by the Dow Jones Industrial Average and 25% short-duration Treasury securities represented by the ICE BofAML U.S. 3-Month Treasury Bill Index, which comprises U.S. Treasury securities maturing in three months.

AGA Stock Index – This index is a capitalization-weighted index, consisting of members of the American Gas Association whose securities are traded on a U.S. stock exchange.

Alerian US Midstream Energy Index – This index comprises companies that earn a majority of their cash flows from midstream activities involving energy commodities.

Dow Jones Industrial Average – This index is a price-weighted average of 30 significant stocks traded on the NYSE or The NASDAQ Stock Market.

NASDAQ Composite Index – This index comprises all common stocks listed on The NASDAQ Stock Market.

Russell 1000® Index – This index comprises the 1,000 largest companies in the Russell 3000® Index based on market capitalization.

Russell 1000® Index Financials – This index is a subset of the Russell 1000® Index that measures the performance of the securities classified in the financials sector of the large-capitalization U.S. equity market.

Russell 1000® Value Index – This index comprises those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth value.

Russell 2000® Index – This index comprises the smallest 2,000 companies in the Russell 3000® Index based on market capitalization, representing approximately 8% of the Russell 3000® Index in terms of total market capitalization.

Russell 2000® Financial Services Index – This index is a subset of the Russell 2000® Index that measures the performance of the securities classified in the financials sector of the small-capitalization U.S. equity market.

Russell 3000® Index – This index comprises the 3,000 largest U.S. companies based on market capitalization, representing approximately 98% of the investable U.S. equities market.

Russell Midcap® Growth Index – This index comprises approximately 65% of the total market value of the Russell Midcap® Index and includes companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Index – This index comprises approximately 800 of the smallest securities of the Russell 1000® Index based on a combination of market capitalization and current index membership.

Russell/Nomura Small Cap™ Index – This index contains the bottom 15% of the Russell/Nomura Total Market™ Index based on market capitalization.

Russell/Nomura Total Market™ Index – This index contains the top 98% of all stocks listed on Japan’s stock exchanges and registered on Japan’s over-the-counter market based on market capitalization.

S&P 500® Energy Index – This index comprises those companies included in the S&P 500® that are classified in the Energy sector.

S&P 500® Index – This index is a capitalization-weighted index that is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks across all major industries.

Tokyo Stock Price Index (TOPIX) – This index is a capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange.

[1]
The Alerian US Midstream Energy Index is a servicemark of GKD Index Partners, LLC d/b/a Alerian (“Alerian”), and its use is granted under a license from Alerian. Alerian makes no express or implied warranties, representations, or promises regarding the originality, merchantability, suitability, or fitness for a particular purpose or use with respect to the Alerian indices. No party may rely on, and Alerian does not accept any liability for any errors, omissions, interruptions, or defects in, the Alerian indices or underlying data. In no event shall Alerian have any liability for any direct, indirect, special, incidental, punitive, consequential, or other damages (including lost profits), even if notified of the possibility of such damages.

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SHAREHOLDER INFORMATION

[2]
Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data, and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

[3]
The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

[4]	Standard & Poor’s Financial Services LLC is the source and owner of the S&P® and S&P 500® trademarks.

Important Notice Regarding Delivery of
Shareholder Documents

To help keep each Fund’s costs as low as possible, we generally deliver a single copy of shareholder documents, including Prospectuses, supplements, shareholder reports, notices, proxy statements, and other similar documents to shareholders who share an address and have the same last name. This process does not apply to account statements. You may, of course, request an individual copy of a shareholder document at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950, and individual delivery will begin within 30 calendar days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, Prospectuses, tax forms, and reports online. To sign up for eDelivery, please visit www.hennessyfunds.com.  You may change your delivery preference at any time by visiting our website or contacting the Funds at 1-800-261-6950.

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FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the financial performance of the shares of the Funds or the predecessor funds to the Funds, as applicable, for the periods shown below. Certain information reflects financial results for a single Fund share. The “Total Return” figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information has been derived from financial statements audited by Tait, Weller & Baker LLP, an independent registered public accounting firm.  Tait, Weller & Baker LLP’s report and the Funds’ financial statements are included in the annual reports of the Funds, which are available upon request.

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Financial Highlights

Hennessy Cornerstone Growth Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021		2020		2019		2018
PER SHARE DATA:
Net asset value, beginning of year	$29.83	$19.91		$19.15		$22.17		$24.16

Income from investment operations:
Net investment income (loss)	0.26 (1)	(0.14	)(1)	(0.08	)(1)	(0.01	)(1)	(0.17)
Net realized and unrealized gains (losses) on investments	0.62	10.06		0.84		(1.19)		(1.82)
Total from investment operations	0.88	9.92		0.76		(1.20)		(1.99)

Less distributions:
Dividends from net realized gains	(6.64)	—		—		(1.82)		—
Total distributions	(6.64)	—		—		(1.82)		—
Net asset value, end of year	$24.07	$29.83		$19.91		$19.15		$22.17

TOTAL RETURN	2.51%	49.82%		3.97%		-5.19%		-8.24%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$154.25	$151.96		$110.96		$125.10		$158.98
Ratio of expenses to average net assets	1.33%	1.34%		1.36%		1.34%		1.30%
Ratio of net investment income (loss) to average net assets	1.10%	(0.51)%		(0.45)%		(0.07)%		(0.56)%
Portfolio turnover rate(2)	102%	98%		98%		95%		133%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

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FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE GROWTH FUND

Financial Highlights

Hennessy Cornerstone Growth Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021		2020		2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$31.09	$20.68		$19.83		$22.88	$24.85

Income from investment operations:
Net investment income (loss)	0.34 (1)	(0.05	)(1)	(0.03	)(1)	0.05 (1)	0.11
Net realized and unrealized gains (losses) on investments	0.67	10.46		0.88		(1.22)	(2.08)
Total from investment operations	1.01	10.41		0.85		(1.17)	(1.97)

Less distributions:
Dividends from net realized gains	(6.93)	—		—		(1.88)	—
Total distributions	(6.93)	—		—		(1.88)	—
Net asset value, end of year	$25.17	$31.09		$20.68		$19.83	$22.88

TOTAL RETURN	2.84%	50.34%		4.29%		-4.86%	-7.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$18.52	$15.78		$11.65		$14.62	$20.52
Ratio of expenses to average net assets	1.01%	1.01%		1.05%		1.01%	0.96%
Ratio of net investment income (loss) to average net assets	1.38%	(0.17)%		(0.14)%		0.27%	(0.23)%
Portfolio turnover rate(2)	102%	98%		98%		95%	133%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

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Financial Highlights

Hennessy Focus Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2022		2021		2020		2019		2018
PER SHARE DATA:
Net asset value, beginning of year	$80.48		$71.68		$85.11		$83.20		$84.92

Income from investment operations:
Net investment loss	(0.56	)(1)	(0.63	)(1)	(0.66	)(1)	(0.52	)(1)	(0.86)
Net realized and unrealized gains (losses) on investments	(16.93)		31.46		(4.21)		16.90		(0.85)
Total from investment operations	(17.49)		30.83		(4.87)		16.38		(1.71)

Less distributions:
Dividends from net realized gains	(11.87)		(22.03)		(8.56)		(14.47)		(0.01)
Total distributions	(11.87)		(22.03)		(8.56)		(14.47)		(0.01)
Net asset value, end of year	$51.12		$80.48		$71.68		$85.11		$83.20

TOTAL RETURN	-25.55%		52.87%		-6.79%		24.16%		-2.02%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$431.67		$709.40		$678.72		$1,213.20		$1,339.45
Ratio of expenses to average net assets	1.52%		1.49%		1.51%		1.47%		1.47%
Ratio of net investment loss to average net assets	(0.92)%		(0.88)%		(0.88)%		(0.67)%		(0.72)%
Portfolio turnover rate(2)	5%		4%		5%		2%		13%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

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FINANCIAL HIGHLIGHTS — HENNESSY FOCUS FUND

Financial Highlights

Hennessy Focus Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2022		2021		2020		2019		2018
PER SHARE DATA:
Net asset value, beginning of year	$83.66		$74.24		$87.83		$85.66		$87.10

Income from investment operations:
Net investment loss	(0.34	)(1)	(0.37	)(1)	(0.39	)(1)	(0.25	)(1)	(0.28)
Net realized and unrealized gains (losses) on investments	(17.63)		32.62		(4.36)		17.41		(1.15)
Total from investment operations	(17.97)		32.25		(4.75)		17.16		(1.43)

Less distributions:
Dividends from net realized gains	(12.35)		(22.83)		(8.84)		(14.99)		(0.01)
Total distributions	(12.35)		(22.83)		(8.84)		(14.99)		(0.01)
Net asset value, end of year	$53.34		$83.66		$74.24		$87.83		$85.66

TOTAL RETURN	-25.27%		53.43%		-6.45%		24.59%		-1.65%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$308.95		$498.51		$387.55		$586.25		$811.96
Ratio of expenses to average net assets	1.13%		1.12%		1.14%		1.12%		1.09%
Ratio of net investment loss to average net assets	(0.53)%		(0.50)%		(0.51)%		(0.32)%		(0.34)%
Portfolio turnover rate(2)	5%		4%		5%		2%		13%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

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Financial Highlights

Hennessy Cornerstone Mid Cap 30 Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021		2020		2019		2018
PER SHARE DATA:
Net asset value, beginning of year	$19.78	$13.27		$12.01		$16.87		$22.46

Income from investment operations:
Net investment income (loss)	0.17 (1)	(0.14	)(1)	(0.03	)(1)	(0.02	)(1)	(0.06)
Net realized and unrealized gains (losses) on investments	1.22	6.65		1.29		(0.34)		(1.87)
Total from investment operations	1.39	6.51		1.26		(0.36)		(1.93)

Less distributions:
Dividends from net investment income	(0.34)	—		—		—		—
Dividends from net realized gains	—	—		—		(4.50)		(3.66)
Total distributions	(0.34)	—		—		(4.50)		(3.66)
Net asset value, end of year	$20.83	$19.78		$13.27		$12.01		$16.87

TOTAL RETURN	7.12%	49.06%		10.49%		-1.22%		-10.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$215.00	$219.58		$188.71		$206.11		$338.39
Ratio of expenses to average net assets	1.35%	1.36%		1.37%		1.36%		1.31%
Ratio of net investment income (loss) to average net assets	0.84%	(0.74)%		(0.27)%		(0.15)%		(0.47)%
Portfolio turnover rate(2)	176%	0%		94%		70%		181%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE MID CAP 30 FUND

Financial Highlights

Hennessy Cornerstone Mid Cap 30 Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021		2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$20.66	$13.81		$12.46	$17.38	$23.07

Income from investment operations:
Net investment income (loss)	0.24 (1)	(0.07	)(1)	0.01 (1)	0.03 (1)	(0.00	)(2)
Net realized and unrealized gains (losses) on investments	1.29	6.92		1.34	(0.36)	(1.92)
Total from investment operations	1.53	6.85		1.35	(0.33)	(1.92)

Less distributions:
Dividends from net investment income	(0.35)	—		—	—	—
Dividends from net realized gains	—	—		—	(4.59)	(3.77)
Total distributions	(0.35)	—		—	(4.59)	(3.77)
Net asset value, end of year	$21.84	$20.66		$13.81	$12.46	$17.38

TOTAL RETURN	7.52%	49.60%		10.83%	-0.84%	-10.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$174.62	$169.19		$136.09	$168.79	$329.30
Ratio of expenses to average net assets	1.00%	0.99%		1.01%	1.00%	0.95%
Ratio of net investment income (loss) to average net assets	1.18%	(0.38)%		0.09%	0.20%	(0.12)%
Portfolio turnover rate(3)	176%	0%		94%	70%	181%

(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and 0.005.
(3)	Calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Large Growth Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021	2020		2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$14.35	$10.21	$10.54		$12.24	$11.75

Income from investment operations:
Net investment income	0.09 (1)	0.09 (1)	0.09	(1)	0.13 (1)	0.06
Net realized and unrealized gains (losses) on investments	(1.66)	4.64	(0.15)		0.56	0.94
Total from investment operations	(1.57)	4.73	(0.06)		0.69	1.00

Less distributions:
Dividends from net investment income	(0.08)	(0.10)	(0.14)		(0.09)	(0.08)
Dividends from net realized gains	(1.78)	(0.49)	(0.13)		(2.30)	(0.43)
Total distributions	(1.86)	(0.59)	(0.27)		(2.39)	(0.51)
Net asset value, end of year	$10.92	$14.35	$10.21		$10.54	$12.24

TOTAL RETURN	-12.76%	48.00%	-0.75%		7.84%	8.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$115.15	$143.11	$103.11		$117.62	$125.91
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.30%	1.29%	1.31%		1.31%	1.24%
After expense reimbursement/recoupment	1.30%	1.29%	1.31	%(2)	1.29%	1.24%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment	0.76%	0.69%	0.93%		1.24%	0.81%
After expense reimbursement/recoupment	0.76%	0.69%	0.93%		1.26%	0.81%
Portfolio turnover rate(3)	76%	68%	62%		57%	70%

(1)	Calculated using the average shares outstanding method.
(2)	The Fund had an expense limitation agreement in place through November 30, 2019.
(3)	Calculated on the basis of the Fund as a whole.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE LARGE GROWTH FUND

Financial Highlights

Hennessy Cornerstone Large Growth Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021	2020		2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$14.51	$10.33	$10.65		$12.38	$11.87

Income from investment operations:
Net investment income	0.13 (1)	0.12 (1)	0.13	(1)	0.16 (1)	0.14
Net realized and unrealized gains (losses) on investments	(1.68)	4.68	(0.15)		0.56	0.90
Total from investment operations	(1.55)	4.80	(0.02)		0.72	1.04

Less distributions:
Dividends from net investment income	(0.11)	(0.13)	(0.17)		(0.12)	(0.10)
Dividends from net realized gains	(1.80)	(0.49)	(0.13)		(2.33)	(0.43)
Total distributions	(1.91)	(0.62)	(0.30)		(2.45)	(0.53)
Net asset value, end of year	$11.05	$14.51	$10.33		$10.65	$12.38

TOTAL RETURN	-12.52%	48.30%	-0.40%		8.12%	8.82%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$14.80	$18.39	$12.60		$18.42	$19.25
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.99%	1.04%	1.01%		1.00%	0.96%
After expense reimbursement/recoupment	0.99%	1.04%	1.01	%(2)	0.98%	0.96%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment	1.08%	0.91%	1.23%		1.56%	1.08%
After expense reimbursement/recoupment	1.08%	0.91%	1.23%		1.58%	1.08%
Portfolio turnover rate(3)	76%	68%	62%		57%	70%

(1)	Calculated using the average shares outstanding method.
(2)	The Fund had an expense limitation agreement in place through November 30, 2019.
(3)	Calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Cornerstone Value Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$19.59	$13.69	$17.43	$19.29	$21.48

Income from investment operations:
Net investment income	0.55 (1)	0.44 (1)	0.41 (1)	0.47 (1)	0.41
Net realized and unrealized gains (losses) on investments	1.10	5.87	(3.01)	0.30	0.35
Total from investment operations	1.65	6.31	(2.60)	0.77	0.76

Less distributions:
Dividends from net investment income	(0.51)	(0.41)	(0.47)	(0.41)	(0.42)
Dividends from net realized gains	(0.43)	—	(0.67)	(2.22)	(2.53)
Total distributions	(0.94)	(0.41)	(1.14)	(2.63)	(2.95)
Net asset value, end of year	$20.30	$19.59	$13.69	$17.43	$19.29

TOTAL RETURN	8.68%	46.82%	-16.22%	5.22%	3.64%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$268.81	$254.23	$189.60	$253.95	$266.76
Ratio of expenses to average net assets	1.23%	1.23%	1.30%	1.23%	1.21%
Ratio of net investment income to average net assets	2.74%	2.43%	2.71%	2.75%	2.21%
Portfolio turnover rate(2)	36%	41%	32%	27%	41%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY CORNERSTONE VALUE FUND

Financial Highlights

Hennessy Cornerstone Value Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$19.63	$13.71	$17.45	$19.33	$21.52

Income from investment operations:
Net investment income	0.58 (1)	0.48 (1)	0.44 (1)	0.50 (1)	0.45
Net realized and unrealized gains (losses) on investments	1.12	5.88	(3.01)	0.29	0.35
Total from investment operations	1.70	6.36	(2.57)	0.79	0.80

Less distributions:
Dividends from net investment income	(0.56)	(0.44)	(0.49)	(0.45)	(0.46)
Dividends from net realized gains	(0.43)	—	(0.68)	(2.22)	(2.53)
Total distributions	(0.99)	(0.44)	(1.17)	(2.67)	(2.99)
Net asset value, end of year	$20.34	$19.63	$13.71	$17.45	$19.33

TOTAL RETURN	8.92%	47.19%	-16.06%	5.37%	3.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$24.35	$5.50	$4.29	$6.44	$7.22
Ratio of expenses to average net assets	1.00%	0.99%	1.08%	1.08%	0.98%
Ratio of net investment income to average net assets	2.92%	2.67%	2.94%	2.92%	2.43%
Portfolio turnover rate(2)	36%	41%	32%	27%	41%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

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WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY TOTAL RETURN FUND

Financial Highlights

Hennessy Total Return Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$13.54	$11.97	$13.98	$13.57	$14.66

Income from investment operations:
Net investment income	0.22 (1)	0.20 (1)	0.27 (1)	0.24 (1)	0.23
Net realized and unrealized gains (losses) on investments	(0.07)	2.33	(1.99)	0.81	0.43
Total from investment operations	0.15	2.53	(1.72)	1.05	0.66

Less distributions:
Dividends from net investment income	(0.22)	(0.20)	(0.29)	(0.24)	(0.23)
Dividends from net realized gains	—	(0.76)	—	(0.40)	(1.52)
Total distributions	(0.22)	(0.96)	(0.29)	(0.64)	(1.75)
Net asset value, end of year	$13.47	$13.54	$11.97	$13.98	$13.57

TOTAL RETURN	1.12%	21.72%	-12.36%	7.93%	4.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$53.36	$54.45	$50.67	$72.94	$71.60
Ratio of expenses, including interest expense, to average net assets	1.77%	1.35%	1.73%	2.31%	1.95%
Ratio of net investment income to average net assets	1.62%	1.52%	2.05%	1.74%	1.67%
Portfolio turnover rate	24%	19%	39%	30%	10%

(1)	Calculated using the average shares outstanding method.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Equity and Income Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$17.26	$15.12	$15.72	$15.82	$16.24

Income from investment operations:
Net investment income	0.08 (1)	0.09 (1)	0.16 (1)	0.18 (1)	0.16
Net realized and unrealized gains (losses) on investments	(2.09)	3.01	0.40	1.02	0.40
Total from investment operations	(2.01)	3.10	0.56	1.20	0.56

Less distributions:
Dividends from net investment income	(0.08)	(0.10)	(0.16)	(0.17)	(0.14)
Dividends from net realized gains	(1.11)	(0.86)	(1.00)	(1.13)	(0.84)
Total distributions	(1.19)	(0.96)	(1.16)	(1.30)	(0.98)
Net asset value, end of year	$14.06	$17.26	$15.12	$15.72	$15.82

TOTAL RETURN	-12.60%	21.24%	3.74%	8.39%	3.44%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$39.17	$53.97	$51.29	$93.51	$121.32
Ratio of expenses to average net assets	1.51%	1.49%	1.49%	1.46%	1.42%
Ratio of net investment income to average net assets	0.53%	0.54%	1.08%	1.16%	0.89%
Portfolio turnover rate(2)	15%	26%	22%	16%	18%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY EQUITY AND INCOME FUND

Financial Highlights

Hennessy Equity and Income Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$16.22	$14.22	$14.80	$14.93	$15.34

Income from investment operations:
Net investment income	0.13 (1)	0.14 (1)	0.20 (1)	0.22 (1)	0.19
Net realized and unrealized gains (losses) on investments	(1.97)	2.83	0.38	0.96	0.39
Total from investment operations	(1.84)	2.97	0.58	1.18	0.58

Less distributions:
Dividends from net investment income	(0.13)	(0.16)	(0.22)	(0.24)	(0.20)
Dividends from net realized gains	(1.04)	(0.81)	(0.94)	(1.07)	(0.79)
Total distributions	(1.17)	(0.97)	(1.16)	(1.31)	(0.99)
Net asset value, end of year	$13.21	$16.22	$14.22	$14.80	$14.93

TOTAL RETURN	-12.25%	21.68%	4.16%	8.76%	3.86%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$47.74	$66.06	$61.75	$80.40	$97.86
Ratio of expenses to average net assets	1.13%	1.12%	1.12%	1.09%	1.02%
Ratio of net investment income to average net assets	0.90%	0.91%	1.44%	1.53%	1.28%
Portfolio turnover rate(2)	15%	26%	22%	16%	18%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

(This Page Intentionally Left Blank.)

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY BALANCED FUND

Financial Highlights

Hennessy Balanced Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$12.39	$10.84	$12.38	$12.34	$12.88

Income from investment operations:
Net investment income	0.06 (1)	0.02 (1)	0.12 (1)	0.13 (1)	0.09
Net realized and unrealized gains (losses) on investments	(0.15)	1.56	(1.04)	0.59	0.33
Total from investment operations	(0.09)	1.58	(0.92)	0.72	0.42

Less distributions:
Dividends from net investment income	(0.05)	(0.03)	(0.12)	(0.13)	(0.08)
Dividends from net realized gains	(0.43)	—	(0.50)	(0.55)	(0.88)
Total distributions	(0.48)	(0.03)	(0.62)	(0.68)	(0.96)
Net asset value, end of year	$11.82	$12.39	$10.84	$12.38	$12.34

TOTAL RETURN	-0.70%	14.62%	-7.84%	6.05%	3.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$12.89	$13.53	$11.99	$12.30	$11.62
Ratio of expenses to average net assets	1.80%	1.85%	1.89%	1.88%	1.84%
Ratio of net investment income to average net assets	0.49%	0.17%	1.05%	1.04%	0.70%
Portfolio turnover rate	29%	31%	42%	52%	21%

(1)	Calculated using the average shares outstanding method.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Energy Transition Fund

For an Investor Class share outstanding throughout each period

	Year Ended October 31,							Period Ended		Year Ended
								October 31,		November 30,
	2022		2021		2020		2019	2018(1)		2017
PER SHARE DATA:
Net asset value, beginning of period	$18.31		$8.74		$14.08		$18.32	$19.47		$20.54

Income from investment operations:
Net investment income (loss)(2)	0.16		0.06		0.04		(0.07)	(0.20)		(0.23)
Net realized and unrealized gains (losses) on investments	7.74		9.51		(5.38)		(4.17)	(0.95)		(0.84)
Total from investment operations	7.90		9.57		(5.34)		(4.24)	(1.15)		(1.07)

Less distributions:
Dividends from net investment income	(2.06)		—		—		—	—		—
Total distributions	(2.06)		—		—		—	—		—
Net asset value, end of period	$24.15		$18.31		$8.74		$14.08	$18.32		$19.47

TOTAL RETURN	49.24%		109.50%		-37.93%		-23.14%	-5.91	%(3)	-5.21%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$10.21		$6.80		$2.50		$6.83	$18.16		$22.66
Ratio of expenses to average net assets:
Before expense reimbursement	2.42%		2.96%		2.59%		1.97%	1.82	%(4)	1.87%
After expense reimbursement	2.25	%(6)	2.74	%(6)	2.03	%(5)(6)	1.97%	1.82	%(4)	1.87%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.64%		0.16%		(0.18)%		(0.46)%	(1.05	)%(4)	(1.21)%
After expense reimbursement	0.81%		0.38%		0.38%		(0.46)%	(1.05	)%(4)	(1.21)%
Portfolio turnover rate(7)	31%		74%		73%		87%	72	%(3)	84%

(1)	The period ended October 31, 2018, consists of 11 months due to the Fund’s fiscal year end change from November 30 to October 31, effective October 26, 2018.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	The Fund had an expense limitation agreement in place through October 25, 2020.
(6)	Certain service provider expenses were voluntarily waived during the fiscal year.
(7)	Calculated on the basis of the Fund as a whole.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY ENERGY TRANSITION FUND

Financial Highlights

Hennessy Energy Transition Fund

For an Institutional Class share outstanding throughout each period

	Year Ended October 31,							Period Ended		Year Ended
								October 31,		November 30,
	2022		2021		2020		2019	2018(1)		2017
PER SHARE DATA:
Net asset value, beginning of period	$18.60		$8.85		$14.26		$18.50	$19.61		$20.64

Income from investment operations:
Net investment income (loss)(2)	0.23		0.07		0.12		(0.02)	(0.15)		(0.19)
Net realized and unrealized gains (losses) on investments	7.87		9.68		(5.50)		(4.22)	(0.96)		(0.84)
Total from investment operations	8.10		9.75		(5.38)		(4.24)	(1.11)		(1.03)

Less distributions:
Dividends from net investment income	(2.11)		—		(0.03)		—	—		—
Total distributions	(2.11)		—		(0.03)		—	—		—
Net asset value, end of period	$24.59		$18.60		$8.85		$14.26	$18.50		$19.61

TOTAL RETURN	49.71%		110.17%		-37.80%		-22.92%	-5.66	%(3)	-4.99%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$13.33		$9.45		$3.82		$44.37	$78.81		$122.45
Ratio of expenses to average net assets:
Before expense reimbursement	2.09%		2.61%		2.01%		1.66%	1.57	%(4)	1.62%
After expense reimbursement	1.92	%(6)	2.39	%(6)	1.77	%(5)(6)	1.66%	1.57	%(4)	1.62%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.96%		0.22%		0.79%		(0.12)%	(0.79	)%(4)	(0.98)%
After expense reimbursement	1.13%		0.44%		1.03%		(0.12)%	(0.79	)%(4)	(0.98)%
Portfolio turnover rate(7)	31%		74%		73%		87%	72	%(3)	84%

(1)	The period ended October 31, 2018, consists of 11 months due to the Fund’s fiscal year end change from November 30 to October 31, effective October 26, 2018.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	The Fund had an expense limitation agreement in place through October 25, 2020.
(6)	Certain service provider expenses were voluntarily waived during the fiscal year.
(7)	Calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Midstream Fund

For an Investor Class share outstanding throughout each period

	Year Ended October 31,							Period Ended		Year Ended
								October 31,		November 30,
	2022		2021		2020		2019	2018(1)		2017
PER SHARE DATA:
Net asset value, beginning of period	$8.66		$5.55		$10.90		$12.66	$14.51		$16.54

Income from investment operations:
Net investment loss(2)(3)	(0.07)		(0.07)		(0.10)		(0.10)	(0.16)		(0.22)
Net realized and unrealized gains (losses) on investments	2.02		4.21		(4.22)		(0.63)	(0.66)		(0.78)
Total from investment operations	1.95		4.14		(4.32)		(0.73)	(0.82)		(1.00)

Less distributions:
Dividends from net investment income	(0.06)		—		—		—	—		—
Dividends from return of capital	(0.97)		(1.03)		(1.03)		(1.03)	(1.03)		(1.03)
Total distributions	(1.03)		(1.03)		(1.03)		(1.03)	(1.03)		(1.03)
Net asset value, end of period	$9.58		$8.66		$5.55		$10.90	$12.66		$14.51

TOTAL RETURN	24.03%		78.41%		-42.13%		-6.28%	-6.15	%(4)	-6.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$11.47		$6.72		$3.81		$9.20	$20.07		$16.86
Ratio of expenses to average net assets:
Before expense reimbursement	2.05%		2.11%		2.12%		1.89%	1.86	%(5)	1.91%
After expense reimbursement	1.76	%(6)	1.76	%(6)	1.76	%(6)	1.76%	1.78	%(5)	1.77%
Ratio of net investment loss to average net assets:
Before expense reimbursement(3)	(1.08)%		(1.26)%		(1.63)%		(0.92)%	(1.34	)%(5)	(1.50)%
After expense reimbursement(3)	(0.79)%		(0.91)%		(1.27)%		(0.79)%	(1.26	)%(5)	(1.36)%
Portfolio turnover rate(7)	33%		40%		53%		41%	64	%(4)	63%

(1)	The period ended October 31, 2018, consists of 11 months due to the Fund’s fiscal year end change from November 30 to October 31, effective October 26, 2018.
(2)	Calculated using the average shares outstanding method.
(3)	Includes current and deferred tax benefit/expense from net investment income/loss only.
(4)	Not annualized.
(5)	Annualized.
(6)	Certain service provider expenses were voluntarily waived during the fiscal year.
(7)	Calculated on the basis of the Fund as a whole.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY MIDSTREAM FUND

Financial Highlights

Hennessy Midstream Fund

For an Institutional Class share outstanding throughout each period

	Year Ended October 31,							Period Ended		Year Ended
								October 31,		November 30,
	2022		2021		2020		2019	2018(1)		2017
PER SHARE DATA:
Net asset value, beginning of period	$8.90		$5.68		$11.09		$12.83	$14.66		$16.66

Income from investment operations:
Net investment loss(2)(3)	(0.05)		(0.05)		(0.10)		(0.09)	(0.14)		(0.18)
Net realized and unrealized gains (losses) on investments	2.09		4.30		(4.28)		(0.62)	(0.66)		(0.79)
Total from investment operations	2.04		4.25		(4.38)		(0.71)	(0.80)		(0.97)

Less distributions:
Dividends from net investment income	(0.06)		—		—		—	—		—
Dividends from return of capital	(0.97)		(1.03)		(1.03)		(1.03)	(1.03)		(1.03)
Total distributions	(1.03)		(1.03)		(1.03)		(1.03)	(1.03)		(1.03)
Net asset value, end of period	$9.91		$8.90		$5.68		$11.09	$12.83		$14.66

TOTAL RETURN	24.41%		78.57%		-41.93%		-6.10%	-5.94	%(4)	-6.25%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$33.06		$30.45		$18.33		$31.78	$61.92		$82.59
Ratio of expenses to average net assets:
Before expense reimbursement	1.69%		1.74%		1.79%		1.56%	1.58	%(5)	1.66%
After expense reimbursement	1.51	%(6)	1.51	%(6)	1.51	%(6)	1.51%	1.52	%(5)	1.52%
Ratio of net investment loss to average net assets:
Before expense reimbursement(3)	(0.71)%		(0.89)%		(1.55)%		(0.76)%	(1.15	)%(5)	(1.28)%
After expense reimbursement(3)	(0.53)%		(0.66)%		(1.27)%		(0.71)%	(1.09	)%(5)	(1.14)%
Portfolio turnover rate(7)	33%		40%		53%		41%	64	%(4)	63%

(1)	The period ended October 31, 2018, consists of 11 months due to the Fund’s fiscal year end change from November 30 to October 31, effective October 26, 2018.
(2)	Calculated using the average shares outstanding method.
(3)	Includes current and deferred tax benefit/expense from net investment income/loss only.
(4)	Not annualized.
(5)	Annualized.
(6)	Certain service provider expenses were voluntarily waived during the fiscal year.
(7)	Calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Gas Utility Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$26.09	$24.08	$29.64	$28.68	$30.35

Income from investment operations:
Net investment income	0.50 (1)	0.52 (1)	0.58 (1)	0.56 (1)	0.65
Net realized and unrealized gains (losses) on investments	1.98	4.00	(4.14)	3.50	(1.52)
Total from investment operations	2.48	4.52	(3.56)	4.06	(0.87)

Less distributions:
Dividends from net investment income	(0.50)	(0.57)	(0.56)	(0.62)	(0.64)
Dividends from net realized gains	(2.16)	(1.94)	(1.44)	(2.48)	(0.16)
Total distributions	(2.66)	(2.51)	(2.00)	(3.10)	(0.80)
Net asset value, end of year	$25.91	$26.09	$24.08	$29.64	$28.68

TOTAL RETURN	10.14%	19.91%	-12.49%	15.28%	-2.86%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$459.41	$457.31	$483.56	$764.10	$825.18
Ratio of expenses to average net assets	1.00%	1.00%	1.02%	1.00%	1.01%
Ratio of net investment income to average net assets	1.88%	2.06%	2.24%	1.98%	2.18%
Portfolio turnover rate(2)	31%	15%	16%	12%	14%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY GAS UTILITY FUND

Financial Highlights

Hennessy Gas Utility Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of period	$26.01	$24.01	$29.56	$28.65	$30.32

Income from investment operations:
Net investment income	0.57 (1)	0.59 (1)	0.66 (1)	0.64 (1)	0.71
Net realized and unrealized gains (losses) on investments	1.99	3.99	(4.13)	3.50	(1.47)
Total from investment operations	2.56	4.58	(3.47)	4.14	(0.76)

Less distributions:
Dividends from net investment income	(0.58)	(0.65)	(0.64)	(0.73)	(0.75)
Dividends from net realized gains	(2.15)	(1.93)	(1.44)	(2.50)	(0.16)
Total distributions	(2.73)	(2.58)	(2.08)	(3.23)	(0.91)
Net asset value, end of period	$25.84	$26.01	$24.01	$29.56	$28.65

TOTAL RETURN	10.53%	20.29%	-12.22%	15.63%	-2.51%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$93.58	$63.06	$66.46	$107.18	$107.75
Ratio of expenses to average net assets	0.68%	0.69%	0.70%	0.69%	0.65%
Ratio of net investment income to average net assets	2.13%	2.35%	2.57%	2.25%	2.47%
Portfolio turnover rate(2)	31%	15%	16%	12%	14%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Japan Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2022		2021		2020		2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$47.78		$42.79		$37.17		$33.63	$32.75

Income from investment operations:
Net investment income (loss)	(0.11	)(1)	(0.23	)(1)	(0.14	)(1)	0.05 (1)	(0.00	)(2)
Net realized and unrealized gains (losses) on investments	(17.83)		5.22		5.81		3.50	0.89
Total from investment operations	(17.94)		4.99		5.67		3.55	0.89

Less distributions:
Dividends from net investment income	(0.41)		—		(0.02)		(0.01)	(0.01)
Dividends from net realized gains	—		—		(0.03)		—	—
Total distributions	(0.41)		—		(0.05)		(0.01)	(0.01)
Net asset value, end of year	$29.43		$47.78		$42.79		$37.17	$33.63

TOTAL RETURN	-37.86%		11.66%		15.27%		10.60%	2.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$39.55		$86.11		$142.30		$87.22	$103.33
Ratio of expenses to average net assets	1.44%		1.43%		1.43%		1.43%	1.43%
Ratio of net investment income (loss) to average net assets	(0.30)%		(0.49)%		(0.37)%		0.14%	(0.02)%
Portfolio turnover rate(3)	21%		16%		23%		9%	1%

(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and $0.005.
(3)	Calculated on the basis of the Fund as a whole.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY JAPAN FUND

Financial Highlights

Hennessy Japan Fund
For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021		2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$49.54	$44.19		$38.37	$34.67	$33.64

Income from investment operations:
Net investment income (loss)	0.02 (1)	(0.03	)(1)	0.02 (1)	0.21 (1)	0.15
Net realized and unrealized gains (losses) on investments	(18.39)	5.38		5.99	3.60	0.91
Total from investment operations	(18.37)	5.35		6.01	3.81	1.06

Less distributions:
Dividends from net investment income	(0.74)	(0.00	)(2)	(0.16)	(0.11)	(0.03)
Dividends from net realized gains	—	—		(0.03)	—	—
Total distributions	(0.74)	(0.00	)(2)	(0.19)	(0.11)	(0.03)
Net asset value, end of year	$30.43	$49.54		$44.19	$38.37	$34.67

TOTAL RETURN	-37.63%	12.11%		15.72%	11.02%	3.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$275.24	$727.47		$608.11	$611.41	$399.76
Ratio of expenses to average net assets	1.05%	1.04%		1.04%	1.03%	1.01%
Ratio of net investment income (loss) to average net assets	0.04%	(0.07)%		0.04%	0.59%	0.49%
Portfolio turnover rate(3)	21%	16%		23%	9%	1%

(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and $0.005.
(3)	Calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Japan Small Cap Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2022		2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$18.12		$15.73	$15.43	$14.99	$14.92

Income from investment operations:
Net investment income	0.12	(1)	0.03 (1)	0.01 (1)	0.03 (1)	0.05
Net realized and unrealized gains (losses) on investments	(5.07)		2.40	0.50	0.88	0.35
Total from investment operations	(4.95)		2.43	0.51	0.91	0.40

Less distributions:
Dividends from net investment income	(0.00	)(2)	(0.04)	(0.21)	—	(0.05)
Dividends from net realized gains	(0.07)		—	—	(0.47)	(0.28)
Total distributions	(0.07)		(0.04)	(0.21)	(0.47)	(0.33)
Net asset value, end of year	$13.10		$18.12	$15.73	$15.43	$14.99

TOTAL RETURN	-27.41%		15.46%	3.27%	6.30%	2.64%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$31.23		$46.15	$46.41	$66.30	$100.93
Ratio of expenses to average net assets	1.57%		1.53%	1.55%	1.52%	1.46%
Ratio of net investment income to average net assets	0.83%		0.16%	0.09%	0.23%	0.21%
Portfolio turnover rate(3)	45%		24%	17%	21%	35%

(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and $0.005.
(3)	Calculated on the basis of the Fund as a whole.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY JAPAN SMALL CAP FUND

Financial Highlights

Hennessy Japan Small Cap Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$17.94	$15.58	$15.28	$14.83	$14.72

Income from investment operations:
Net investment income	0.18 (1)	0.11 (1)	0.07 (1)	0.09 (1)	0.11
Net realized and unrealized gains (losses) on investments	(4.99)	2.37	0.50	0.86	0.36
Total from investment operations	(4.81)	2.48	0.57	0.95	0.47

Less distributions:
Dividends from net investment income	(0.09)	(0.12)	(0.27)	(0.04)	(0.08)
Dividends from net realized gains	(0.07)	—	—	(0.46)	(0.28)
Total distributions	(0.16)	(0.12)	(0.27)	(0.50)	(0.36)
Net asset value, end of year	$12.97	$17.94	$15.58	$15.28	$14.83

TOTAL RETURN	-27.05%	15.90%	3.69%	6.73%	3.12%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$47.65	$66.58	$34.58	$63.78	$98.42
Ratio of expenses to average net assets	1.17%	1.13%	1.13%	1.12%	1.04%
Ratio of net investment income to average net assets	1.22%	0.63%	0.45%	0.61%	0.77%
Portfolio turnover rate(2)	45%	24%	17%	21%	35%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Large Cap Financial Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021		2020		2019		2018
PER SHARE DATA:
Net asset value, beginning of year	$35.32	$22.33		$22.63		$21.43		$22.02

Income from investment operations:
Net investment income (loss)	0.15 (1)	(0.15	)(1)	(0.05	)(1)	(0.05	)(1)	(0.07)
Net realized and unrealized gains (losses) on investments	(9.02)	13.14		(0.25)		1.84		0.48
Total from investment operations	(8.87)	12.99		(0.30)		1.79		0.41

Less distributions:
Dividends from net realized gains	(1.65)	—		—		(0.59)		(1.00)
Total distributions	(1.65)	—		—		(0.59)		(1.00)
Net asset value, end of year	$24.80	$35.32		$22.33		$22.63		$21.43

TOTAL RETURN	-26.22%	58.17%		-1.33%		8.75%		1.82%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$23.63	$36.42		$22.51		$23.63		$40.99
Ratio of expenses to average net assets	1.69%	1.68%		1.75%		1.82%		1.69%
Ratio of net investment income (loss) to average net assets	0.55%	(0.47)%		(0.21)%		(0.23)%		(0.44)%
Portfolio turnover rate(2)	78%	62%		88%		83%		64%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY LARGE CAP FINANCIAL FUND

Financial Highlights

Hennessy Large Cap Financial Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021		2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$35.63	$22.44		$22.68	$21.39	$21.91

Income from investment operations:
Net investment income (loss)	0.25 (1)	(0.03	)(1)	0.02 (1)	0.01 (1)	0.03
Net realized and unrealized gains (losses) on investments	(9.10)	13.22		(0.26)	1.87	0.45
Total from investment operations	(8.85)	13.19		(0.24)	1.88	0.48

Less distributions:
Dividends from net realized gains	(1.67)	—		—	(0.59)	(1.00)
Total distributions	(1.67)	—		—	(0.59)	(1.00)
Net asset value, end of year	$25.11	$35.63		$22.44	$22.68	$21.39

TOTAL RETURN	-25.95%	58.78%		-1.06%	9.16%	2.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$22.15	$35.06		$21.15	$21.97	$8.85
Ratio of expenses to average net assets	1.33%	1.32%		1.45%	1.43%	1.34%
Ratio of net investment income (loss) to average net assets	0.89%	(0.11)%		0.08%	0.05%	(0.07)%
Portfolio turnover rate(2)	78%	62%		88%	83%	64%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Small Cap Financial Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$31.52	$17.46	$21.60	$21.96	$26.02

Income from investment operations:
Net investment income	0.22 (1)	0.25 (1)	0.16 (1)	0.10 (1)	0.03
Net realized and unrealized gains (losses) on investments	(1.96)	14.01	(3.55)	0.93	(2.12)
Total from investment operations	(1.74)	14.26	(3.39)	1.03	(2.09)

Less distributions:
Dividends from net investment income	(0.22)	(0.20)	(0.09)	(0.07)	0.00 (2)
Dividends from net realized gains	(0.09)	—	(0.66)	(1.32)	(1.97)
Total distributions	(0.31)	(0.20)	(0.75)	(1.39)	(1.97)
Net asset value, end of year	$29.47	$31.52	$17.46	$21.60	$21.96

TOTAL RETURN	-5.60%	82.20%	-16.37%	5.27%	-8.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$93.40	$140.03	$54.96	$89.36	$122.00
Ratio of expenses to average net assets	1.59%	1.58%	1.65%	1.58%	1.54%
Ratio of net investment income to average net assets	0.72%	0.90%	0.96%	0.47%	0.11%
Portfolio turnover rate(3)	27%	28%	75%	46%	28%

(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and $0.005.
(3)	Calculated on the basis of the Fund as a whole.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY SMALL CAP FINANCIAL FUND

Financial Highlights

Hennessy Small Cap Financial Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2022	2021	2020	2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$18.57	$10.37	$12.92	$13.28	$15.69

Income from investment operations:
Net investment income	0.20 (1)	0.21 (1)	0.13 (1)	0.10 (1)	0.07
Net realized and unrealized gains (losses) on investments	(1.14)	8.26	(2.10)	0.54	(1.27)
Total from investment operations	(0.94)	8.47	(1.97)	0.64	(1.20)

Less distributions:
Dividends from net investment income	(0.34)	(0.27)	(0.19)	(0.18)	(0.02)
Dividends from net realized gains	(0.05)	—	(0.39)	(0.82)	(1.19)
Total distributions	(0.39)	(0.27)	(0.58)	(1.00)	(1.21)
Net asset value, end of year	$17.24	$18.57	$10.37	$12.92	$13.28

TOTAL RETURN	-5.21%	82.88%	-16.05%	5.57%	-8.42%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$20.17	$32.08	$10.61	$20.74	$35.66
Ratio of expenses to average net assets	1.22%	1.20%	1.29%	1.23%	1.15%
Ratio of net investment income to average net assets	1.13%	1.31%	1.27%	0.84%	0.51%
Portfolio turnover rate(2)	27%	28%	75%	46%	28%

(1)	Calculated using the average shares outstanding method.
(2)	Calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

Financial Highlights

Hennessy Technology Fund

For an Investor Class share outstanding throughout each year

	Year Ended October 31,
	2022		2021		2020		2019		2018
PER SHARE DATA:
Net asset value, beginning of year	$26.89		$20.50		$18.90		$18.04		$18.46

Income from investment operations:
Net investment income (loss)	0.00	(1)(2)	(0.02	)(1)	0.02	(1)	(0.03	)(1)	(0.05)
Net realized and unrealized gains (losses) on investments	(5.38)		8.82		2.10		3.15		1.26
Total from investment operations	(5.38)		8.80		2.12		3.12		1.21

Less distributions:
Dividends from net investment income	—		(0.04)		—		—		—
Dividends from net realized gains	(6.70)		(2.37)		(0.52)		(2.26)		(1.63)
Total distributions	(6.70)		(2.41)		(0.52)		(2.26)		(1.63)
Net asset value, end of year	$14.81		$26.89		$20.50		$18.90		$18.04

TOTAL RETURN	-26.44%		45.11%		11.42%		20.47%		7.25%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$3.99		$6.06		$4.26		$3.89		$3.31
Ratio of expenses to average net assets:
Before expense reimbursement	3.06%		2.79%		3.45%		3.84%		3.70%
After expense reimbursement	1.23	%(3)	1.23	%(3)	1.23	%(3)	1.23%		1.23%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.81)%		(1.64)%		(2.12)%		(2.80)%		(2.83)%
After expense reimbursement	0.02%		(0.08)%		0.10%		(0.19)%		(0.36)%
Portfolio turnover rate(4)	151%		200%		192%		185%		225%

(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and $0.005.
(3)	Certain service provider expenses were voluntarily waived during the fiscal year.
(4)	Calculated on the basis of the Fund as a whole.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY TECHNOLOGY FUND

Financial Highlights

Hennessy Technology Fund

For an Institutional Class share outstanding throughout each year

	Year Ended October 31,
	2022		2021		2020		2019	2018
PER SHARE DATA:
Net asset value, beginning of year	$27.65		$21.08		$19.40		$18.47	$18.85

Income from investment operations:
Net investment income	0.05	(1)	0.05	(1)	0.07	(1)	0.01 (1)	0.01
Net realized and unrealized gains (losses) on investments	(5.55)		9.06		2.15		3.23	1.28
Total from investment operations	(5.50)		9.11		2.22		3.24	1.29

Less distributions:
Dividends from net investment income	—		(0.11)		(0.01)		—	—
Dividends from net realized gains	(6.89)		(2.43)		(0.53)		(2.31)	(1.67)
Total distributions	(6.89)		(2.54)		(0.54)		(2.31)	(1.67)
Net asset value, end of year	$15.26		$27.65		$21.08		$19.40	$18.47

TOTAL RETURN	-26.28%		45.49%		11.67%		20.77%	7.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$1.39		$2.06		$1.47		$1.34	$1.09
Ratio of expenses to average net assets:
Before expense reimbursement	2.73%		2.44%		3.08%		3.47%	3.27%
After expense reimbursement	0.98	%(2)	0.98	%(2)	0.98	%(2)	0.98%	0.98%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.48)%		(1.29)%		(1.74)%		(2.43)%	(2.41)%
After expense reimbursement	0.27%		0.17%		0.36%		0.06%	(0.12)%
Portfolio turnover rate(3)	151%		200%		192%		185%	225%

(1)	Calculated using the average shares outstanding method.
(2)	Certain service provider expenses were voluntarily waived during the fiscal year.
(3)	Calculated on the basis of the Fund as a whole.

HENNESSY FUNDS	1-800-966-4354

PRIVACY POLICY

We collect the following personal information about you:

1.
Information we receive from you in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth;

2.
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information; and

3.	Other personal information we collect from various sources, even if you have not entered into a prior transaction with us, including the following:

•	Name, alias, address, unique personal identifier, online identifier, IP address, email address, telephone number, account name, and other similar identifiers;

•	Age and marital status;

•	Commercial information, including records of products purchased;

•	Browsing history, search history, and information on interaction with our website;

•	Geolocation data;

•	Employment and employment history, educational history, financial information, and purchasing and consuming histories or tendencies; and

•	Inferences drawn from the above-listed information to create a profile about your preferences, characteristics, predispositions, and behavior.

We collect this information directly from you, indirectly in the course of providing services to you, directly and indirectly from your activity on our website, from broker dealers, marketing agencies, and other third parties that interact with us in connection with the services we perform and products we offer, and from anonymized and aggregated consumer information.

We use this information to fulfill the reason you provided the information to us, to provide you with other relevant products that you request from us, to provide you with information about products that may interest you, to improve our website or present our website’s contents to you, and as otherwise described to you when collecting your personal information.

We do not disclose any personal information to unaffiliated third parties, except as permitted by law. We may disclose your personal information to our affiliates, vendors, and service providers for a business purpose. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. When disclosing your personal information to third parties, we enter into a contract with each third party describing the purpose of such disclosure and requiring that such personal information be kept confidential and not used for any purpose except to perform the services contracted or respond to regulatory or law enforcement requests.

Furthermore, we restrict access to your personal information to those persons who require such information to provide products or services to you. As a result, we do not provide a means for opting out of our limited sharing of your information. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

If you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your personal information is shared with unaffiliated third parties.

Supplemental Privacy Notice for Residents of California

The California Consumer Privacy Act of 2018 (the “CCPA”) provides you, as a California resident, with certain additional rights relating to your personal information.

Under the CCPA, you have the right to request that we disclose to you the categories of personal information we have collected about you over the past 12 months, the categories of sources of such information, our business purpose for collecting the information, the categories of third parties, if any, with whom we shared the information, and the specific information we have collected about you. You also have the right to request that we delete any of your personal information, and, unless an exception applies, we will delete such information upon receiving and confirming your request. To make a request, call us at 1-800-966-4354, email us at privacy@hennessyfunds.com, or go to www.hennessyfunds.com/contact. We will not discriminate against you for exercising your rights under the CCPA. Further, we will not collect additional categories of your personal information or use the personal information we collected for materially different, unrelated, or incompatible purposes without providing you notice.

WWW.HENNESSYFUNDS.COM

PRIVACY POLICY AND FUND SYMBOLS AND CUSIPS

FUND SYMBOLS AND CUSIPS

The Investor Class shares of the Funds have the following fund symbols and CUSIPs:

Fund – Investor Class	Symbol	CUSIP
Hennessy Cornerstone Growth Fund	HFCGX	425888104
Hennessy Focus Fund	HFCSX	42588P700
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	425888302
Hennessy Cornerstone Large Growth Fund	HFLGX	42588P205
Hennessy Cornerstone Value Fund	HFCVX	425888203
Hennessy Total Return Fund	HDOGX	425887205
Hennessy Equity and Income Fund	HEIFX	42588P825
Hennessy Balanced Fund	HBFBX	425887106
Hennessy Energy Transition Fund	HNRGX	42588P742
Hennessy Midstream Fund	HMSFX	42588P726
Hennessy Gas Utility Fund	GASFX	42588P833
Hennessy Japan Fund	HJPNX	425894102
Hennessy Japan Small Cap Fund	HJPSX	425894300
Hennessy Large Cap Financial Fund	HLFNX	42588P882
Hennessy Small Cap Financial Fund	HSFNX	42588P874
Hennessy Technology Fund	HTECX	42588P858

The Institutional Class shares of the Funds have the following fund symbols and CUSIPs:

Fund – Institutional Class	Symbol	CUSIP
Hennessy Cornerstone Growth Fund	HICGX	425888500
Hennessy Focus Fund	HFCIX	42588P809
Hennessy Cornerstone Mid Cap 30 Fund	HIMDX	425888609
Hennessy Cornerstone Large Growth Fund	HILGX	42588P403
Hennessy Cornerstone Value Fund	HICVX	425888401
Hennessy Equity and Income Fund	HEIIX	42588P817
Hennessy Energy Transition Fund	HNRIX	42588P734
Hennessy Midstream Fund	HMSIX	42588P718
Hennessy Gas Utility Fund	HGASX	42588P759
Hennessy Japan Fund	HJPIX	425894201
Hennessy Japan Small Cap Fund	HJSIX	42588P767
Hennessy Large Cap Financial Fund	HILFX	42588P775
Hennessy Small Cap Financial Fund	HISFX	42588P866
Hennessy Technology Fund	HTCIX	42588P841

Not part of Prospectus.

HENNESSY FUNDS	1-800-966-4354

(This Page Intentionally Left Blank.)

WWW.HENNESSYFUNDS.COM

For information, questions, or assistance, please call
Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Claire Garvie
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

To learn more about the Hennessy Funds, please read the Funds’ Statement of Additional Information (the “SAI”), which contains additional information about the Funds. The Funds have incorporated by reference the SAI into this Prospectus. This means that you should consider the contents of the SAI to be part of this Prospectus.

You also may learn more about the Funds’ investments by reading the Funds’ annual and semi-annual reports to shareholders. Each Fund’s annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge upon request, by calling 1-800-966-4354 or 1-415-899-1555 or at www.hennessyfunds.com.

Prospective investors and shareholders who have questions about the Funds may also call 1-800-966-4354 or 1-415-899-1555 or write to the following address:

Hennessy Funds
7250 Redwood Blvd.
Suite 200
Novato, CA 94945

The general public can review and copy information about the Funds (including the SAI) on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by emailing publicinfo@sec.gov.

When seeking information about the Funds, please refer to the Hennessy Funds Trust’s Investment Company Act File No. 811-07168.

STATEMENT OF ADDITIONAL INFORMATION	FEBRUARY 28, 2023
HENNESSY FUNDS TRUST
7250 Redwood Boulevard
Suite 200
Novato, California 94945
1-800-966-4354
1-415-899-1555

This Statement of Additional Information (this “SAI”) relates to the Funds and Classes identified below (each, a “Fund” and collectively, the “Funds” or the “Hennessy Funds”). This SAI does not relate to the Hennessy Stance ESG Large Cap ETF, which is offered in a different Prospectus and Statement of Additional Information, each dated December 23, 2022. This SAI is not a prospectus and should be read in conjunction with the current Prospectus of the Funds (the “Fund Prospectus”), dated February 28, 2023. A copy of the Fund Prospectus may be obtained by calling or writing to the Funds at the telephone number or address shown above.

DOMESTIC EQUITY	Investor	Institutional
Hennessy Cornerstone Growth Fund	HFCGX	HICGX
Hennessy Focus Fund	HFCSX	HFCIX
Hennessy Cornerstone Mid Cap 30 Fund	HFMDX	HIMDX
Hennessy Cornerstone Large Growth Fund	HFLGX	HILGX
Hennessy Cornerstone Value Fund	HFCVX	HICVX

MULTI‑ASSET
Hennessy Total Return Fund	HDOGX	—
Hennessy Equity and Income Fund	HEIFX	HEIIX
Hennessy Balanced Fund	HBFBX	—

SECTOR & SPECIALTY
Hennessy Energy Transition Fund	HNRGX	HNRIX
Hennessy Midstream Fund	HMSFX	HMSIX
Hennessy Gas Utility Fund	GASFX	HGASX
Hennessy Japan Fund	HJPNX	HJPIX
Hennessy Japan Small Cap Fund	HJPSX	HJSIX
Hennessy Large Cap Financial Fund	HLFNX	HILFX
Hennessy Small Cap Financial Fund	HSFNX	HISFX
Hennessy Technology Fund	HTECX	HTCIX

The financial statements, accompanying notes, and report of independent registered public accounting firm contained in the annual reports of the Funds, dated October 31, 2022, as filed with the Securities and Exchange Commission (the “SEC”) on January 9, 2023, are incorporated by reference into this SAI under Investment Company Act File No. 811-07168. The Funds’ annual and semi‑annual reports are available without charge by calling the Funds at the toll-free telephone number shown above, by visiting the Funds’ website at www.hennessyfunds.com, or on the SEC’s website at www.sec.gov.

TABLE OF CONTENTS

FUND HISTORY AND CLASSIFICATION	1
INVESTMENT RESTRICTIONS	3
INVESTMENT CONSIDERATIONS	10
TRUSTEES AND OFFICERS	32
OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS	39
MANAGEMENT OF THE FUNDS	52
PORTFOLIO TRANSACTIONS	72
DISCLOSURE OF PORTFOLIO HOLDINGS	75
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	77
ABANDONED PROPERTY	78
VALUATION OF SHARES	78
CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS	79
DESCRIPTION OF CERTAIN INSTRUMENTS	95
ANTI-MONEY LAUNDERING PROGRAM	95
OTHER INFORMATION	96

i

FUND HISTORY AND CLASSIFICATION

Each Fund is a separate investment portfolio or series of Hennessy Funds Trust (the “Trust”), a Delaware statutory trust organized on September 17, 1992. The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, and the regulations, rules, and guidance issued by the SEC thereunder (the “1940 Act”). The Funds are advised by Hennessy Advisors, Inc. (the “Investment Manager”) and include the following:

DOMESTIC EQUITY

•	Hennessy Cornerstone Growth Fund (the “Cornerstone Growth Fund”)
•	Hennessy Focus Fund (the “Focus Fund”)
•	Hennessy Cornerstone Mid Cap 30 Fund (the “Cornerstone Mid Cap 30 Fund”)
•	Hennessy Cornerstone Large Growth Fund (the “Cornerstone Large Growth Fund”)
•	Hennessy Cornerstone Value Fund (the “Cornerstone Value Fund”)
MULTI‑ASSET

•	Hennessy Total Return Fund (the “Total Return Fund”)
•	Hennessy Equity and Income Fund (the “Equity and Income Fund”)
•	Hennessy Balanced Fund (the “Balanced Fund”)
SECTOR & SPECIALTY

•	Hennessy Energy Transition Fund (the “Energy Transition Fund”)
•	Hennessy Midstream Fund (the “Midstream Fund”)
•	Hennessy Gas Utility Fund (the “Gas Utility Fund”)
•	Hennessy Japan Fund (the “Japan Fund”)
•	Hennessy Japan Small Cap Fund (the “Japan Small Cap Fund”)
•	Hennessy Large Cap Financial Fund (the “Large Cap Financial Fund”)
•	Hennessy Small Cap Financial Fund (the “Small Cap Financial Fund”)
•	Hennessy Technology Fund (the “Technology Fund”)

Each Fund identified below is a successor to a series of Hennessy Mutual Funds, Inc., a Maryland corporation (“HMFI”), Hennessy SPARX Funds Trust, a Massachusetts business trust (“HSFT”), or The

Hennessy Funds, Inc., a Maryland corporation (“HFI”), pursuant to a reorganization that took place after the close of business on February 28, 2014:

•	The Cornerstone Growth Fund is the successor to the Hennessy Cornerstone Growth Fund, a series of HMFI;
•	The Cornerstone Mid Cap 30 Fund is the successor to the Hennessy Cornerstone Mid Cap 30 Fund, a series of HMFI;
•	The Cornerstone Value Fund is the successor to the Hennessy Cornerstone Value Fund, a series of HMFI;
•	The Total Return Fund is the successor to the Hennessy Total Return Fund, a series of HFI;
•	The Balanced Fund is the successor to the Hennessy Balanced Fund, a series of HFI;
•	The Japan Fund is the successor to the Hennessy Japan Fund, a series of HSFT; and
•	The Japan Small Cap Fund is the successor to the Hennessy Japan Small Cap Fund, a series of HSFT.
Prior to February 28, 2014, each of the above successor Funds had no investment operations. In connection with the reorganization, holders of Investor Class shares of the predecessor funds listed above (collectively, the “Predecessor Hennessy Funds”) received Investor Class shares of the successor Funds, and holders of Institutional Class shares of the Predecessor Hennessy Funds received Institutional Class shares of the successor Funds. Each successor Fund is the accounting and performance information successor of the corresponding Predecessor Hennessy Fund.

Each of the Energy Transition Fund and the Midstream Fund is the successor to the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund (together, the “Predecessor BP Funds”), respectively, pursuant to a reorganization that became effective after the close of business on October 26, 2018. Prior to that date, neither the Energy Transition Fund nor the Midstream Fund had any investment operations. Each Predecessor BP Fund was managed by BP Capital Fund Advisors, LLC and had substantially similar investment objectives and strategies as its applicable successor Fund. In connection with the reorganization, holders of Class A shares of each Predecessor BP Fund received Investor Class shares of the applicable successor Fund, and holders of Class I shares of each Predecessor BP Fund received Institutional Class shares of the applicable successor Fund identified. Each successor Fund is the accounting and performance information successor of the corresponding Predecessor BP Fund. Prior to the reorganization, the Predecessor BP Funds had a fiscal year end of November 30. In connection with the reorganization, the fiscal year end changed to October 31.

Each Predecessor Hennessy Fund and Predecessor BP Fund is referenced in this SAI as the applicable current Fund, even though any reference to any such Fund on or prior to February 28, 2014, and October 26, 2018, respectively, actually refers to that Fund’s predecessor.

The chart below identifies which Funds have diversified portfolios and which Funds have non‑diversified portfolios:

Diversified Portfolio	Non-Diversified Portfolio
Cornerstone Growth Fund	Focus Fund
Cornerstone Mid Cap 30 Fund	Total Return Fund
Cornerstone Large Growth Fund	Balanced Fund
Cornerstone Value Fund	Midstream Fund
Equity and Income Fund	Large Cap Financial Fund
Energy Transition Fund	Small Cap Financial Fund
Gas Utility Fund
Japan Fund
Japan Small Cap Fund
Technology Fund

Although the Energy Transition Fund and the Japan Fund have diversified portfolios, they each employ a relatively concentrated investment strategy and may hold securities of fewer issuers than other diversified funds.

Other than the Total Return Fund and the Balanced Fund, each Fund offers both Investor Class shares and Institutional Class shares (each, a “Class”). Investor Class shares and Institutional Class shares represent an interest in the same assets of a Fund, have the same rights, and are identical in all material respects, except that (i) Investor Class shares bear distribution fees, while Institutional Class shares are not subject to such fees, (ii) Investor Class shares bear shareholder servicing fees payable to the Investment Manager, while Institutional Class shares are not subject to such fees, (iii) Institutional Class shares are available only to shareholders who invest directly in a Fund or who invest through a broker-dealer, financial institution, or servicing agent that has entered into appropriate arrangements with a Fund and provides services to the Fund, (iv) Institutional Class shares have a higher minimum initial investment, and (v) the Board of Trustees may elect to have certain expenses specific to Investor Class shares or Institutional Class shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to Investor Class shares or Institutional Class shares are allocated to each such Class on the basis of the net asset value (sometimes referred to as “NAV”) of that Class in relation to the NAV of the applicable Fund. The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The investment restrictions set forth below are fundamental policies of each Fund that cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund’s shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund’s outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund:

Senior Securities

All Funds other than the Gas Fund may issue senior securities to the extent permitted by the 1940 Act. The Gas Fund may not issue senior securities.

Borrowing

Each Fund may borrow money as permitted by the 1940 Act, subject to any additional restrictions described below.

For the Total Return Fund, the Energy Transition Fund, the Midstream Fund, the Japan Fund, and the Japan Small Cap Fund, there are no additional restrictions.

Each Fund other those specified above may borrow money to facilitate redemptions and may borrow an amount up to 33‑1/3% of its total assets (except that the percentage limitation is 10% for the Balanced Fund and 30% for the Gas Fund). In addition, the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, and the Cornerstone Value Fund may also borrow money for other extraordinary or emergency purposes.

The Balanced Fund and the Gas Fund may not purchase any portfolio securities while borrowed amounts remain outstanding.

Underwriting

Except to the extent the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”), when selling portfolio securities or selling its own shares, no Fund may act as an underwriter.

Industry Concentration

No Fund other than the Energy Transition Fund, the Midstream Fund, the Gas Fund, the Large Cap Financial Fund, the Small Cap Financial Fund, and the Technology Fund may make an investment in any one industry if such investment would cause the aggregate value of the Fund’s investment in such industry to equal or exceed 25% of the Fund’s net assets. This policy does not apply to U.S. Treasury securities, which are obligations issued or guaranteed by the U.S. government, and U.S. government agency and instrumentality obligations (collectively with U.S. Treasury securities, “U.S. Government Securities”), certificates of deposit, and bankers’ acceptances. Certain of these instruments are described in greater detail under the “DESCRIPTION OF CERTAIN INSTRUMENTS” section of this SAI.

None of the Energy Transition Fund, the Midstream Fund, the Gas Fund, the Large Cap Financial Fund, the Small Cap Financial Fund, or the Technology Fund may purchase the securities of any issuer if, as a result, less than 25% of the Fund’s assets would be invested in the securities of issuers principally engaged in (i) with respect to the Energy Transition Fund and the Midstream Fund, the energy industry, (ii) with respect to the Gas Fund, the utilities industry, (iii) with respect to the Large Cap Financial Fund and the Small Cap Financial Fund, financial services companies (including information technology companies that concentrate in financial services), and (iv) with respect to the Technology Fund, the Information Technology sector. For the Energy Transition Fund and the Midstream Fund, this restriction is on a total assets basis. For the Gas Fund, the Large Cap Financial Fund, the Small Cap Financial Fund, and the Technology Fund, this restriction is on a net assets basis.

For the Japan Fund and the Japan Small Cap Fund, the percentage of assets invested in an industry is determined by reference to the 33 industry groups of the Securities Identification Code Committee, which are adopted by the various stock exchanges in Japan, including the Tokyo Stock Exchange and the JASDAQ Securities Exchange.

Issuer Concentration

Subject to the exceptions noted below, no Fund may purchase securities of any one issuer (except U.S. Government Securities) if, as a result, at the time of purchase more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer.

For each non‑diversified Fund, up to 50% of the total assets of the Fund may be invested without regard to this restriction.

For each diversified Fund other than the Gas Fund, up to 25% of the total assets of the Fund may be invested without regard to this restriction.

For the Gas Fund, there are no exceptions.

Real Estate

No Fund may purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (although a Fund may invest in securities or other instruments secured by real estate or securities of companies engaged in the real estate business).

In addition, (i) the Cornerstone Growth Fund may not purchase securities secured by real estate or issued by companies that invest in real estate and (ii) the Total Return Fund and the Balanced Fund may not invest in the securities of real estate limited partnerships.

Commodities

No Fund may buy or sell commodities. Other than the Gas Fund, no Fund may purchase or sell commodity contracts (but this does not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Total Return Fund, the Balanced Fund, the Energy Transition Fund, or the Midstream Fund may make loans. This limitation does not apply to (i) securities lending (except that the Total Return Fund and the Balanced Fund may not lend securities), (ii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan, and (iii) the purchase of debt securities or other debt instruments.

None of the Focus Fund, the Equity and Income Fund, the Large Cap Financial Fund, the Small Cap Financial Fund, or the Technology Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties. This limitation does not apply to (i) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan and (ii) the purchase of debt securities or other debt instruments.

The Gas Fund may not make loans. This restriction does not apply to repurchase agreements provided the Gas Fund maintains collateral equal to at least 100% of the value of the borrowed security and the instrument is marked to market daily.

Control Investments

The Total Return Fund and the Balanced Fund may not make investments for the purpose of exercising control or management of any company.

Margin

None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Total Return Fund, the Balanced Fund, the Japan Fund, and the Japan Small Cap Fund may purchase securities on margin (other than short‑term credit necessary for clearance of Fund transactions), except that each such Fund other than the Total Return Fund and the Balanced Fund may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts, and options on futures contracts. A short sale is not deemed to be a margin purchase.

The Gas Fund may not purchase securities on margin.

Oil, Gas, or Mineral Interests

None of the Total Return Fund, the Balanced Fund, the Japan Fund, or the Japan Small Cap Fund may purchase or sell any interest in any oil, gas, or other mineral exploration or development program, including any oil, gas, or mineral lease.

The Gas Fund may not purchase the securities of any issuer if, as a result, more than 25% of its total assets would be invested in oil, gas, or other mineral leases.

 Pledges

None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, or the Cornerstone Value Fund may pledge its assets other than to secure borrowings or in connection with hedging transactions, short‑sales, when‑issued and forward commitment transactions, and similar investment strategies (to the extent the Fund’s investment policies permit such strategies). For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts is not deemed a pledge of the assets of the Fund.

Neither the Total Return Fund nor the Balanced Fund may pledge its assets, except to secure permitted borrowings.

Restricted Securities

The Gas Fund may not purchase or sell restricted securities.

Short Sales

None of the Total Return Fund, the Balanced Fund, or the Gas Fund may make short sales of securities or maintain a short position.

OTHER INVESTMENT RESTRICTIONS

The following investment restrictions and operating policies of each Fund may be changed by the Board of Trustees without shareholder approval:

Borrowing

The Cornerstone Growth Fund may not purchase any portfolio securities while borrowed amounts remain outstanding.

Naming Rule

Each of the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Equity and Income Fund, the Energy Transition Fund, the Midstream Fund, the Gas Fund, the Japan Fund, the Japan Small Cap Fund, the Large Cap Financial Fund, the Small Cap Financial Fund, and the Technology Fund normally invests at least 80% of the value of its net assets in the particular type of investment suggested by the Fund’s name.

If the Board of Trustees were to change this non-fundamental policy for any of the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Japan Fund, or the Japan Small Cap Fund, the Fund must provide 60 days’ notice to the shareholders before implementing the change. Any such notice must be in plain English in a separate written document containing the following prominent statement in boldface type: “Important Notice Regarding Change in Investment Policy.” If the notice is included with other communications to shareholders, the aforementioned statement must also be included on the envelope in which the notice is delivered.

Securities Lending

The Cornerstone Growth Fund may not lend its portfolio securities.

Affiliate Investments

None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Total Return Fund, or the Balanced Fund may acquire or retain any security issued by a company whose officer or director is also an officer or Trustee of the Funds or an officer, director, or other affiliated person of the Investment Manager.

Control Investments

None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Japan Fund, and the Japan Small Cap Fund may make investments for the purpose of exercising control or management of any company.

Illiquid Securities

No Fund may invest in illiquid securities if at the time of acquisition more than 15% of such Fund’s net assets would be invested in such securities. Illiquid securities are securities that a Fund reasonably expects cannot be sold, disposed of, or reversed in seven calendar days or less under current market conditions without such sale, disposition, or reversal significantly changing the market value of the investment. If a Fund exceeds the limitation on illiquid securities other than by a change in market values, the Fund must report the condition to the Board of Trustees and, when required by Rule 22e-4 of the 1940 Act, to the SEC.

Securities that may be resold in accordance with Rule 144A under the 1933 Act (“Rule 144A”), securities offered pursuant to Section 4(2) of the 1933 Act, and securities otherwise subject to restrictions on resale under the 1933 Act are not deemed illiquid solely by reason of being unregistered. The Investment Manager determines the liquidity of a particular security based on the trading markets for the specific security and other factors.

Investment Company Securities

Pursuant to Section 12(d)(1) of the 1940 Act, no Fund may invest more than 10% of its assets in shares of investment companies. A Fund may invest up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the voting stock of an acquired investment company. Rule 12d1‑4 provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including exchange‑traded funds, if the Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Length of Operations

Neither the Total Return Fund nor the Balanced Fund may invest in securities of any issuer that has a record of less than three years of continuous operation, including the operation of any predecessor business of a company that came into existence as a result of a merger, consolidation, reorganization, or purchase of substantially all of the assets of such predecessor business.

Margin

None of the Focus Fund, the Equity and Income Fund, the Large Cap Financial Fund, the Small Cap Financial Fund, or the Technology Fund may purchase securities on margin (except for short‑term credit necessary for clearance of Fund transactions), except that each such Fund may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts, and options on futures contracts. A short sale is not deemed to be a margin purchase.

Oil, Gas, or Mineral Interests

The Cornerstone Growth Fund may not purchase any interest in any oil, gas, or other mineral exploration or development program.

Options and Warrants

The Cornerstone Growth Fund may not use options on futures strategies.

The Gas Fund may not invest in warrants.

Ownership of Other Investment Companies

No Fund may purchase the securities of other investment companies except to the extent such purchases are permitted by the 1940 Act.

Pledges

Neither the Japan Fund nor the Japan Small Cap Fund may pledge its assets other than to secure permitted borrowings, to the extent related to the purchase of securities on a forward commitment, when‑issued, or delayed-delivery basis, or to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

Puts or Calls

None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, and the Cornerstone Value Fund may write, purchase, or sell puts, call straddles, or spreads, or combinations thereof, except as otherwise permitted in the Fund Prospectus and this SAI.

Real Estate

The Cornerstone Growth Fund may not purchase securities secured by real estate or issued by companies that invest in real estate.

Restricted Securities

The Cornerstone Growth Fund may not purchase or sell restricted securities.

Reverse Repurchase Agreements

The Energy Transition Fund and the Midstream Fund may each invest a maximum of 10% of its total assets in reverse repurchase agreements.

Short‑Term Investments

None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, the Cornerstone Value Fund, the Total Return Fund, or the Balanced Fund may generally use investments in cash or short‑term securities for temporary defensive positions. The portfolio managers do not expect assets invested in cash or liquid short‑term securities to exceed 5% of any such Fund’s total assets other than during rebalance periods or when subscription or redemption activity is excessive.

The Focus Fund, the Equity and Income Fund, the Energy Transition Fund, the Midstream Fund, the Gas Fund, the Japan Fund, the Japan Small Cap Fund, the Large Cap Financial Fund, the Small Cap Financial Fund, and the Technology Fund may each hold up to 100% of its total assets in cash and short‑term obligations.

The Energy Transition Fund and the Midstream Fund may each acquire certificates of deposit, bankers’ acceptances, and time deposits in U.S. dollar or foreign currencies, but such short-term instruments must, at the time of purchase, have capital, surplus, and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, unless the principal amount of such bank obligations are fully insured by the U.S. government.

Short Sales

None of the Cornerstone Growth Fund, the Cornerstone Mid Cap 30 Fund, the Cornerstone Large Growth Fund, or the Cornerstone Value Fund may make short sales of securities or maintain a short position, except to the extent permitted by the 1940 Act.

GENERAL

The policies and limitations listed above supplement those set forth in the Fund Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, such percentage limitation or standard applies to each Fund on an individual basis and is determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a senior security under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances is not considered when determining whether an investment complies with the Fund’s investment policies and limitations. If the value of a Fund’s holdings of illiquid securities at any time were to exceed the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees would consider what actions, if any, are appropriate to maintain adequate liquidity.

INVESTMENT CONSIDERATIONS

The Fund Prospectus describes the principal investment strategies and risks of the Funds. This section expands on that discussion and also describes non-principal investment strategies and risks of the Funds.

INVESTMENT CONSIDERATIONS APPLICABLE TO ALL FUNDS

Certain investment strategies and risks are applicable to all Funds. Such strategies and risks are set forth below.

Cash and Short-Term Securities

Cash and short-term instruments include high‑grade instruments such as variable amount master demand notes, commercial paper, short‑term notes, certificates of deposit, bankers’ acceptances, repurchase agreements that mature in less than seven days, money market instruments, U.S. Treasury securities, and U.S. government agency and instrumentality obligations. Certain of these instruments are described in greater detail under the “DESCRIPTION OF CERTAIN INSTRUMENTS” section of this SAI. Generally, these securities offer less potential for gains than other types of securities. With respect to money market mutual funds, in addition to the advisory fees and other expenses the Fund bears directly in connection with their own operations, as a shareholder of another investment company, the Fund bears its pro rata portion of the other investment company’s advisory fees and other expenses, and such fees and other expenses are borne indirectly by the Fund’s shareholders.

To the extent that the Fund’s assets are invested in cash and short‑term obligations for temporary defensive purposes, such assets would not be invested so as to meet the Fund’s investment objective.

During the 2008 global financial downturn and recent market volatility, a number of money market instruments that were thought to be highly liquid became illiquid and lost value. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions with respect to the financial markets generally and money market instruments in particular. While these actions have stabilized the markets for these instruments, there can be no assurances that those actions will continue or continue to be effective.

Cybersecurity

With the increased use of technologies such as mobile devices and web‑based or cloud applications, along with the dependence on the Internet and computer systems to conduct business, the Fund is susceptible to operational, information security, and related risks. Cybersecurity incidents can result from deliberate attacks or unintentional events (arising from external or internal sources), and may cause the Fund to lose proprietary information, suffer data corruption, suffer physical damage to a computer or network system, or lose operational capacity. Cybersecurity attacks include, but are not limited to, infection by malicious software, such as malware or computer viruses, or gaining unauthorized access to digital systems, networks, or devices that are used to service the Fund’s operations (e.g., through hacking, phishing, or malicious software coding) or other means for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cybersecurity attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Fund’s website (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity incidents affecting the Fund, the Investment Manager, the sub-advisors, and other service providers to the Fund (including, but not limited to, the Fund’s accountant, custodian, transfer agent, and financial intermediaries) have the ability to disrupt business operations, potentially resulting in financial losses to both the Fund and its shareholders, interfere with the Fund’s ability to calculate its NAV, impede trading, render Fund shareholders unable to transact business and the Fund unable to process transactions (including fulfillment of subscriptions and redemptions), cause violations of applicable privacy and other laws (including the release of private shareholder information), and result in breach notification and credit monitoring costs, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation costs, forensic investigation and remediation costs, and additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and other service providers).

Derivatives Transactions

Rule 18f‑4 under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of senior securities under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open‑end funds, including the Fund, from issuing or selling any senior security, other than borrowing from a bank (subject to a requirement to maintain 300% asset coverage).

Under Rule 18f‑4, “Derivatives Transactions” include the following: (i) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; (iii) reverse repurchase agreements and similar financing transactions (e.g., recourse and non‑recourse tender option bonds and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f‑4; and (iv) when‑issued or forward‑settling securities (e.g., firm and standby commitments, including to-be-announced commitments, and dollar rolls) and non‑standard settlement cycle securities, unless such transactions meet the Delayed‑Settlement Securities Provision discussed below.

Rule 18f‑4 under the 1940 Act permits a Fund to enter into when-issued or forward-settling securities (e.g., firm and standby commitments, including to‑be‑announced commitments, and dollar rolls) and non‑standard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed‑Settlement Securities Provision”). If a when‑issued, forward‑settling, or non‑standard settlement cycle security does not satisfy the Delayed‑Settlement Securities Provision, then it is treated as a Derivatives Transaction under Rule 18f‑4.

Subject to the Limited Derivatives User Exception (as defined below), Rule 18f‑4, among other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board of Trustees, including a majority of the independent Directors, and periodically reviews the DRMP and reports to the Board of Trustees. Currently, the Fund relies on the Limited Derivatives User Exception and the Fund is not required to maintain a DRMP or comply with the VaR limit.

As referenced above, Rule 18f‑4 provides an exception from the DRMP, VaR limit, and certain other requirements if the Fund’s derivatives exposure is limited to 10% of its net assets (as calculated in accordance with Rule 18f‑4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). The Fund has taken the steps necessary to comply with the Limited Derivatives User Exception.

Exclusion from Commodity Pool Operator Definition

The Investment Manager has claimed an exclusion from the definition of commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission, a U.S. government agency (the “CFTC”). As a result, the Investment Manager is not subject to CFTC registration or regulation as a CPO with respect to the Fund. The Investment Manager relies on a related exclusion from the definition of “commodity trading advisor” under the CEA and the rules of the CFTC with respect to the Fund.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in commodity interests. Commodity interests include commodity futures, commodity options, and swaps, which in turn include non-deliverable currency forward contracts. Because the Investment Manager and the Fund intends to comply with the terms of the CPO exclusion, in the future the Fund may need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. No Fund is intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Investment Manager’s or the Fund’s reliance on these exclusions, the Fund’s investment strategies, or this SAI.

Generally, the exclusion from CPO regulation on which the Investment Manager relies requires the Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): (i) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (ii) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, no Fund may be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options, or swaps markets. If, in the future, the Fund can no longer satisfy these requirements, the Investment Manager may need to withdraw its notice claiming an exclusion from the definition of a CPO. If the Investment Manager were required to do that and could not find another exemption, then the Investment Manager would be subject to registration and regulation as a CPO in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements based on the Investment Manager’s compliance with comparable SEC requirements. However, in the event the Investment Manager had to register as a CPO, the Fund might incur additional compliance and other expenses as a result of CFTC regulations governing commodity pools and CPOs.

Global Events

A rise in protectionist trade policies, slowing global economic growth, risks associated with pandemic and epidemic diseases, the risk of trade disputes, and the possibility of changes to some international trade agreements could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time and may negatively impact the markets in which the Fund invests. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions, or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. Investors will be negatively impacted if the value of their portfolio holdings decreases as a result of such events, if these events adversely impact the operations and effectiveness of the Investment Manager or a sub‑adviser, as applicable, or key service providers or if these events disrupt systems and processes necessary or beneficial to the management of accounts. These events may negatively impact broad segments of businesses and populations and could have a significant and rapid negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, or exacerbate pre‑existing risks to a Fund.

Market and Regulatory

Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events may continue, particularly if they are unprecedented, unforeseen, or widespread.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries affect many aspects of financial regulation and may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in, or with significant exposure to, countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may decrease.

Privacy and Data Protection

The Fund is subject to a variety of continuously evolving laws and regulations regarding privacy, data protection, and data security, including laws and regulations governing the collection, storage, handling, use, disclosure, transfer, and security of personal data. In light of recent broad-based cybersecurity attacks, legislators and regulators continue to propose and enact new and more robust privacy‑related laws including, but not limited to, the New York State Department of Financial Services Cybersecurity Requirements for Financial Services Companies, the California Consumer Privacy Act of 2018, the California Privacy Rights Act of 2020, the Virginia Consumer Data Protection Act, the Colorado Privacy Act, the Connecticut Data Privacy Act, and the Utah Consumer Privacy Act, all of which give data privacy rights to their respective residents (including, in California, a private right of action in the event of a data breach resulting from our failure to implement and maintain reasonable security procedures and practices) and impose significant obligations on controllers and processors of consumer data. Any failure by the Fund to comply with their privacy policies or applicable privacy‑related laws could result in legal or regulatory proceedings against the Fund by governmental authorities, third‑party vendors, or others, which could adversely affect the Fund. The interpretation of existing privacy‑related laws and the various regulators’ approaches to their enforcement continue to evolve over time. The Fund faces the risk that these laws may be interpreted and applied in conflicting ways in different jurisdictions or in a manner that is not consistent with the Fund’s current privacy policies or that regulators may enact new unclear privacy‑related laws.

INVESTMENT CONSIDERATIONS APPLICABLE TO SPECIFIC FUNDS

Certain investment strategies and risks are applicable only to specific Funds. The tables below indicate which of the investment strategies and risks described in this section are relevant to each Fund (identified by Investor Class ticker).

Strategy or Risk	HFCGX	HFCSX	HFMDX	HFLGX	HFCVX	HDOGX	HEIFX	HBFBX
Asset‑Backed and Mortgage‑Backed Securities		X					X
Borrowing for Investment Purposes						X
Convertible Securities		X					X
Dow Jones Industrial Average Concentration						X		X
Foreign Issuers – American Depositary Receipts and Certain Other Foreign Issuers	X	X			X		X
Foreign Issuers – Japan
Foreign Issuers – United Kingdom		X
Fund Structure
Illiquid and Restricted Securities		X					X
Indexed Securities		X					X
IPOs		X
Investment Company Securities		X					X
Junk Bonds		X					X
LEAPs		X
Loans and Other Debt Instruments		X					X
LIBOR							X
MLPs		X					X
Preferred Stock		X					X
REITs and Related Structures		X					X
Reverse Repurchase Agreements		X				X
Simultaneous Investments		X					X
SPACs		X
Tax Estimation and NAV
U.S. Government Securities		X				X	X	X
Variable or Floating Rate Securities		X					X
Warrants		X					X

Strategy or Risk	HNRGX	HMSFX	GASFX	HJPNX	HJPSX	HLFNX	HSFNX	HTECX
Asset‑Backed and Mortgage‑Backed Securities	X	X		X	X	X	X
Borrowing for Investment Purposes
Convertible Securities	X	X		X	X	X	X
Dow Jones Industrial Average Concentration
Foreign Issuers – American Depositary Receipts and Certain Other Foreign Issuers	X	X	X			X	X	X
Foreign Issuers – Japan				X	X
Foreign Issuers – United Kingdom
Fund Structure		X
Illiquid and Restricted Securities	X	X	X	X	X	X	X
Indexed Securities	X	X	X	X	X	X	X
IPOs						X	X
Investment Company Securities	X	X	X	X	X	X	X
Junk Bonds	X	X
LEAPs
Loans and Other Debt Instruments	X	X				X	X
LIBOR						X	X
MLPs	X	X	X
Preferred Stock	X	X		X	X	X	X
REITs and Related Structures				X	X	X	X
Reverse Repurchase Agreements
Simultaneous Investments				X	X
SPACs						X	X
Tax Estimation and NAV		X
U.S. Government Securities	X	X		X	X	X	X
Variable or Floating Rate Securities
Warrants	X	X		X	X	X	X

EXPLANATION OF INVESTMENT CONSIDERATIONS APPLICABLE TO SPECIFIC FUNDS

Asset-Backed and Mortgage‑Backed Securities

Asset-Backed Securities

Asset-backed securities are securities backed by pools of loans, installment sale contracts, credit card or other receivables, or other assets. Asset-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying assets (such as credit card receivables) are passed through to the Fund. The value of asset-backed securities, like that of traditional fixed‑income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed-income securities because of their potential for prepayment. The price paid by the Fund for its asset-backed securities, the yield the Fund expects to receive from such securities, and the average life of the securities are based in part on the anticipated rate of prepayment of the underlying assets. In periods of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield and average life of the asset‑backed securities. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, it is likely to receive a rate of interest that is lower than the rate on the security that was prepaid. If the Fund purchases asset‑backed securities at a premium, prepayments may result in a loss of some or all of such premium. If the Fund buys such securities at a discount, both scheduled payments and unscheduled prepayments increase current and total returns, and unscheduled prepayments also accelerate the recognition of income which, when distributed to shareholders, is taxable as ordinary income. As a result, when interest rates decline, the value of an asset‑backed security with prepayment features may not increase as much as that of other fixed-income securities. In periods of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short-term or intermediate-term at the time of its purchase into a longer‑term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than the value of shorter-term securities, maturity extension risk would likely increase the volatility of the Fund.

Payment of principal and interest may be largely dependent on the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset‑backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or any financial institution providing the credit support.

In general, the collateral supporting asset-backed securities is of shorter maturity than the collateral supporting mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency.

Mortgage-Backed Securities

Mortgage‑backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies or government‑related organizations, including Ginnie Mae, Fannie Mae, and Freddie Mac. Mortgage‑backed securities directly or indirectly represent participations in, are collateralized by, or are payable from mortgage loans secured by real property.

As with other debt securities, mortgage-backed securities are subject to credit risk and interest rate risk. However, the yield and maturity characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The relationship between prepayments and interest rates may give some mortgage-backed securities less potential for growth in value than conventional fixed-income securities with comparable maturities. For example, in periods of rising interest rates, the value of a mortgage‑backed security may decrease and its duration may be lengthened because borrowers may prepay mortgages more slowly than originally expected. However, though the value of a mortgage‑backed security may decline when interest rates rise, the converse is not necessarily true because in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund generally is at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage‑backed security’s total return, maturity, and duration may be difficult to predict precisely.

The ability of borrowers to repay mortgage loans underlying mortgage-backed securities typically depends on the future availability of financing and the stability of real estate values. The U.S. residential real estate market has experienced significant upheaval in the past. During such upheaval, among other things, the value of residential real estate decreased significantly. These significant decreases affected the value of mortgage-backed securities because payments of principal and interest on residential mortgages varied due to foreclosures, job losses, and other factors. As a result of these conditions, mortgage-backed securities lost value. Such upheaval of the real estate market may occur again in the future. If borrowers are not able or willing to pay the principal balance on the loans, there is a high likelihood that payments on the related mortgage-related securities may not be made. Certain borrowers on underlying mortgages may become subject to bankruptcy proceedings, in which case the value of the mortgage‑backed securities may decline. Rating agencies previously have placed on credit watch or downgraded the ratings of a large number of mortgage-related securities and may continue to do so in the future. If a mortgage-related security in which the Fund is invested is placed on credit watch or downgraded, the value of the security may decline and the Fund may experience losses.

Borrowing for Investment Purposes

Borrowing for investment is known as leveraging. Leveraging investments by purchasing securities with borrowed money is a speculative technique that increases investment risk but may also increase investment return. When it leverages its investments, the NAV per share of the Fund increases more when the Fund’s portfolio assets increase in value and decreases more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund intends to use leverage whenever it is able to borrow on terms considered by its investment adviser to be reasonable.

The Fund’s ability to borrow money is limited by its investment policies and limitations and by the 1940 Act. If the Fund no longer meets such limitations as a result of market fluctuations or for other reasons, the Fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted on a voluntary or mandatory basis within a specified period, normally for the entire life of the security, into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities may become available in the future. Convertible securities involve risks similar to those of both fixed income and equity securities. In a corporation’s capital structure, convertible securities are senior to common stock but are usually subordinate to senior debt obligations of the issuer.

The market value of a convertible security is a function of its investment value and its conversion value. A security’s investment value represents the value of the security without its conversion feature (i.e., a nonconvertible debt security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer’s capital structure. A security’s conversion value is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security trades like nonconvertible debt or preferred stock and its market value is not influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security is more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security’s price may be as volatile as that of common stock. Because both interest rates and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar debt security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment grade or are not rated, and they are generally subject to a high degree of credit risk.

Although all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or through voluntary redemptions by holders) and replaced with newly issued convertible securities may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory-conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities. A convertible security may be subject to redemption at the option of the issuer at a price set in the governing instrument of the convertible security. If a convertible security held by the Fund is subject to such redemption option and is called for redemption, the Fund must allow the issuer to redeem the security, convert it into the underlying common stock, or sell the security to a third party.

Certain convertible securities that may offer higher income than the common stocks into which they are convertible. Convertible securities may consist of bonds, notes, debentures, and preferred stocks that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on the Fund’s ability to achieve its investment objectives.

Dow Jones Industrial Average Concentration

The Fund concentrates its investments in stocks in the Dow Jones Industrial Average (the “DJIA”). The DJIA consists of the following 30 common stocks:

Company	Exchange	Symbol	Industry
3M Company	NYSE	MMM	Industrial Conglomerates
American Express Company	NYSE	AXP	Consumer Finance
Amgen, Inc.	Nasdaq	AMGN	Biotechnology
Apple Inc.	Nasdaq	AAPL	Technology, Hardware, Storage & Peripherals
Boeing Company	NYSE	BA	Aerospace & Defense
Caterpillar Inc.	NYSE	CAT	Machinery
Chevron Corporation	NYSE	CVX	Oil, Gas & Consumable Fuels
Cisco Systems, Inc.	Nasdaq	CSCO	Communications Equipment
Coca-Cola Company	NYSE	KO	Beverages
Dow Inc.	NYSE	DOW	Oil, Gas & Consumable Fuels
Goldman Sachs Group, Inc.	NYSE	GS	Capital Markets

Company	Exchange	Symbol	Industry
Home Depot, Inc.	NYSE	HD	Specialty Retail
Honeywell International, Inc.	Nasdaq	HON	Industrial Conglomerates
Intel Corporation	Nasdaq	INTC	Semiconductors & Semiconductor Equipment
International Business Machines Corporation	NYSE	IBM	IT Services
Johnson & Johnson	NYSE	JNJ	Pharmaceuticals
JPMorgan Chase & Co.	NYSE	JPM	Banks
McDonald’s Corporation	NYSE	MCD	Hotels, Restaurants & Leisure
Merck & Co. Inc.	NYSE	MRK	Pharmaceuticals
Microsoft Corporation	Nasdaq	MSFT	Software
Nike, Inc.	NYSE	NKE	Textiles, Apparel & Luxury Goods
Procter & Gamble Company	NYSE	PG	Household Products
Salesforce.com	NYSE	CRM	Software
Travelers Companies, Inc.	NYSE	TRV	Insurance
UnitedHealth Group Incorporated	NYSE	UNH	Health Care Providers & Services
Verizon Communications Inc.	NYSE	VZ	Diversified Telecommunication Services
Visa Inc.	NYSE	V	IT Services
Walgreens Boots Alliance, Inc.	Nasdaq	WBA	Food & Staples Retailing
Walmart Inc.	NYSE	WMT	Food & Staples Retailing
Walt Disney Company	NYSE	DIS	Entertainment

The DJIA is the property of Dow Jones & Company, Inc., which is not affiliated with the Fund or the Investment Manager. Dow Jones & Company, Inc. has not participated in any way in the creation of the Fund or in the selection of stocks included in the Fund and has not approved any information included in this SAI. From time to time, Dow Jones & Company, Inc. changes the stocks comprising the DJIA, although such changes are infrequent.

The investment strategy of the Fund is unlikely to be affected by the requirement that it not concentrate its investments, since currently no more than three companies in the DJIA are engaged primarily in any one industry. Similarly, the Fund’s investment strategy is unlikely to be materially affected by the requirement that it meet the diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”), since the Fund has approximately 50% of its assets invested in U.S. Treasury securities and the remainder of its assets divided among at least 10 stocks. However, the diversification requirement for the Fund may preclude it from effecting a purchase otherwise dictated by its investment strategy. Finally, because of the requirements of the 1940 Act, the Fund may not invest more than 5% of its total assets in the common stock of any issuer that derives more than 15% of its revenues from securities-related activities. From time to time, this requirement may preclude the Fund from effecting a purchase otherwise dictated by its investment strategy.

Foreign Issuers – American Depositary Receipts and Certain Other Foreign Issuers

The Fund may invest in foreign companies (i) whose securities are listed on U.S. national securities exchanges or (ii) through American Depository Receipts (“ADRs”), which are U.S. dollar‑denominated securities of foreign issuers listed on U.S. national securities exchanges.

Investing in foreign companies may include the risk of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country and the risk of reduced earnings potential due to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation.

ADRs are U.S. dollar-denominated securities of foreign issuers that are designed for use in U.S. securities markets and are typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. Many ADRs are not registered with the SEC, and the issuers of such securities are not subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning such issuers than is available concerning U.S. companies.

The Fund may be required to pay foreign withholding or other taxes on the securities of certain foreign companies or on certain ADRs that it owns, but investors may or may not be able to deduct their pro rata share of such taxes in computing their taxable income or take such shares as a credit against their U.S. federal income tax. See the “CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES” section of this SAI.

ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. Unsponsored ADRs are offered by companies that are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored ADRs may be less liquid than sponsored ADRs. Additionally, there generally is less publicly available information with respect to unsponsored ADRs.

Foreign Issuers – Japan

Securities markets in Japan may operate differently than those in the United States and present different risks. Securities trading volume and liquidity may be less than in U.S. markets and, at times, market price volatility may be greater.

Because evidences of ownership of the investments by the Fund generally is held outside the United States, the Fund is subject to additional risks that include possible adverse political, social, and economic developments, or adoption of governmental laws or restrictions that might adversely affect securities holdings of investors located outside Japan, whether related to currency or otherwise. Moreover, the portfolio securities of the Fund may trade on days when the Fund does not calculate NAV and thus affect the Fund’s NAVs on days when investors have no access to the Fund.

Foreign Issuers – United Kingdom

The Fund may invest in foreign companies traded on foreign exchanges, including the London Stock Exchange. On January 31, 2020, the United Kingdom (the “UK”) officially withdrew from the European Union (the “EU”). A transition phase ended on December 31, 2020. On December 30, 2020, the EU and the UK signed the EU-UK Trade and Cooperation Agreement (the “TCA”), an agreement governing certain elements of the EU’s and the UK’s relationship following the end of the transition period, which provisionally went into effect at the beginning of 2021. Even with the TCA, there is likely to be considerable uncertainty relating to the potential ongoing consequences of the withdrawal. The impact on the UK and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise), and in potentially lower growth for companies in the UK, Europe, and globally, which could have an adverse effect on the value of a Fund’s investments. In addition, if one or more other countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Fund Structure

Unlike traditional mutual funds that are structured as RICs for U.S. federal income tax purposes, the Fund is taxable as a regular corporation, or C corporation, for U.S. federal income tax purposes. This means the Fund generally is subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a maximum rate of 21%) and also is subject to state and local income taxes.

Illiquid and Restricted Securities

Illiquid securities are those securities that the Fund reasonably expects cannot be sold, disposed of, or reversed in seven calendar days or less under current market conditions without such sale, disposition, or reversal significantly changing the market value of the investment. In determining the liquidity of the Fund’s investments, the Investment Manager may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).

Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time such Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities, and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally do not seek to sell these instruments to the general public, but instead often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance, and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of securities of such Fund, and the Fund might be unable to dispose of such securities promptly or at favorable prices.

The Board of Trustees has delegated the function of making day‑to‑day determinations of liquidity to the Investment Manager pursuant to guidelines approved by the Board of Trustees. The Investment Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trades for the security, (ii) the number of dealers that make quotes for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited, and the mechanics of transfer). The Investment Manager monitors the liquidity of restricted securities in the Fund and reports periodically on such decisions to the Board of Trustees.

The Board of Trustees approved a written liquidity risk management program to assess investment liquidity pursuant to Rule 22e-4 of the 1940 Act and designated a committee comprising four members of the Investment Manager’s management team to serve as the administrator of the program. No less than annually, the Board of Trustees must review a written report prepared by the administrator that addresses the operation of the liquidity risk management program and assesses its adequacy and effectiveness. Costs associated with complying with Rule 22e-4 of the 1940 Act could impact the Fund’s performance and their ability to achieve their investment objectives.

Indexed Securities

Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate‑term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and performance may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments and may be considered illiquid.

IPOs

An initial public offering (“IPO”) is a company’s first offering of stock to the public. Shares are given a market value reflecting the company’s assets and expectations for future growth. IPO securities typically are sold when the portfolio managers believe their market price has reached full value and may be sold shortly after purchase.

Purchasing IPO shares subjects the Fund to market risk and liquidity risk. The market value of IPO shares fluctuates considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited public information about the issuer. As a result, the Fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders. Further, the purchase of IPO shares by the Fund may involve high transaction costs. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund.

Investment Company Securities

Investment companies, which are professionally managed portfolios, include other open-end investment companies, closed-end investment companies, unit investment trusts, exchange‑traded investment companies (“ETFs”), and exchange-traded notes (“ETNs”) which may be organized as either open-end investment companies or unit investment trusts.

As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund incurs directly in connection with its own operations. Shareholders would also be exposed to the risks associated not only with the investments of the Fund but also with the portfolio investments of the underlying investment companies. Other investment companies may have different investment policies than those of the Fund. Under certain circumstances, an open-end investment company in which the Fund invests may determine to make payment of a redemption by the Fund in whole or in part by a distribution in kind of securities from its portfolio instead of in cash. As a result, the Fund may hold such securities until the portfolio managers determine it is appropriate to dispose of them. Such disposition imposes additional costs on the Fund. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over the counter at a premium or discount to their NAV. Others are continuously offered at NAV but also may be traded on the secondary market.

Investments in closed-end investment companies are subject to various risks, including (i) reliance on management’s ability to meet the closed-end investment company’s investment objective and to manage the closed-end investment company portfolio, (ii) fluctuation in the NAV of closed-end investment company shares compared to the changes in the value of the underlying securities that the closed-end investment company owns, and (iii) bearing a pro rata share of the management fees and expenses of each underlying closed-end investment company, which results in the Fund’s shareholders being subject to higher expenses than if such shareholder invested directly in the closed-end investment company.

ETFs are pooled investment vehicles that may be organized as open-end investment companies or as unit investment trusts. Their shares are listed on stock exchanges and can be traded throughout the day at market-determined prices. The price of ETF shares is based on (but not necessarily identical to) the value of the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of ETF shares is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for ETF shares is based on a basket of stocks. Disruptions in the markets for the securities underlying ETF shares purchased or sold by the Fund could result in losses on such shares. ETFs are subject to the following risks that do not apply to non‑exchange traded funds: (i) in most cases, ETF shares are not individually redeemable, and therefore the liquidity of ETF shares generally depends on the existence of a secondary trading market; (ii) an ETF’s shares may trade at a market price that is above or below such shares’ NAV; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) an ETF may utilize high leverage ratios; or (v) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

An investment in an ETN involves risks, including possible loss of principal. ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index. Risks of investing in ETNs also include limited portfolio diversification, uncertain principal payment, and illiquidity. Additionally, the investor fee reduces the amount of return on maturity or at redemption, and as a result, the investor may receive less than the principal amount at maturity or upon redemption, even if the value of the relevant index has increased.

Junk Bonds

Lower-rated debt securities, commonly referred to as junk bonds (those rated below the fourth‑highest grade by a nationally recognized statistical ratings organization and unrated securities judged by the portfolio managers to be of equivalent quality), have poor protection with respect to the payment of interest and repayment of principal, or that may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities are valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last‑sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Fund’s ability to sell these securities.

Since the risk of default is higher for lower-rated debt securities, the portfolio managers’ research and credit analysis are an especially important part of managing securities of this type held by the Fund. In considering investments for the Fund, the portfolio managers attempt to identify those issuers of high‑yielding debt securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. The analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

LEAPs

LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A LEAP holder is entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP is exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP expires and is worthless.

Loans and Other Debt Instruments

Loans or other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participation), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the Fund to supply additional cash to the borrower on demand.

LIBOR

Many debt securities, derivatives, and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR came under pressure following manipulation allegations. Despite increased regulation and other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, largely due to reduced activity in the financial markets that it measures.

In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate (“SOFR”), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, with the expectation that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate in England.

The UK Financial Conduct Authority, which regulates LIBOR, no longer persuades nor requires banks to submit rates for the calculation of LIBOR and certain other reference rates. Although certain LIBOR rates, including the one‑week and two‑month USD LIBOR, ceased publication as of the December 31, 2021, a selection of widely used U.S. dollar-based LIBOR rates will continue to be published until June 2023, in order to assist with the transition away from LIBOR. The impact of the discontinuation of LIBOR and the transition to an alternative rate remains uncertain. Various financial industry groups are planning for the transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR‑based investments and reduce the effectiveness of new hedges placed against existing LIBOR‑based instruments. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of June 2023.

MLPs

MLPs are entities that are taxed as a partnership under the Code and that has interests (or units) that are traded on securities exchanges like shares of corporate stock. A typical MLP consists of a general partner and limited partners, but some entities receiving partnership taxation treatment under the Code are established as limited liability companies. The general partner manages the partnership, has an ownership stake in the partnership (typically a 2% general partner equity interest and additional common units and subordinated units), and in many cases is eligible to receive an incentive distribution. The limited partners provide capital to the partnership, have a limited (if any) role in the operation and management of the partnership, and are entitled to receive cash distributions with respect to their units. An MLP typically pays an established minimum quarterly distribution to common unitholders, as provided under the terms of its partnership agreement. To qualify as an MLP for U.S. federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, the sale or disposition of real property, certain mineral or natural resources activities, the transportation or storage of certain fuels, and, in certain circumstances, commodities or futures, forwards, and options with respect to commodities, and the sale or other disposition of capital assets held for the production of such income.

Investing in MLPs involves various risks. Firstly, holders of an MLP’s units are exposed to a remote possibility of liability for all of the obligations of such MLP in the event that a court determines that the rights of the unitholders to take certain action under the limited partnership agreement would constitute control of the MLP’s business or if a court or governmental agency determines that the MLP is conducting business in a state without complying with the limited partnership statute of that state. Secondly, certain MLPs depend on their parent or sponsor entities for the majority of their revenues. If their parent or sponsor entities were to fail to make such payments or satisfy their obligations, the revenues and cash flows of such MLPs and the ability of such MLPs to make distributions to unitholders, such as the Fund, would be adversely affected. Additionally, much of the benefit that the Fund may derive from its investments in equity securities of MLPs is because MLPs are treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions, and expenses and pays taxes on those amounts. A change in current tax law or a change in the underlying business mix of a given MLP could result in such MLP being treated as a corporation for U.S. federal income tax purposes, which means the MLP would be required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would reduce the amount of cash available for distribution by the MLP and could reduce the value of the Fund’s investment in the MLP and lower income to the Fund. Finally, to the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP would be reduced, which could increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

REITs and Related Structures

U.S. real estate investment trusts (“REITs”) and companies with similar characteristics to REITs have a structure in which revenue consists primarily of rent derived from owned, income-producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative, and income derived from development activities is generally limited. A number of countries have created REIT-like regimes, which allow real estate investment companies to benefit from flow‑through tax treatment, including Australia (since 1985), Japan (since 2000), South Korea (since 2001), Singapore (since 2002), and Hong Kong (since 2003).

One example of a REIT-like regime is a Japan real estate investment trust (“J-REITs”). A J-REIT is an investment vehicle with real estate in Japan as its underlying assets. Income is generated by rents and sale proceeds and distributed to investors in the form of dividends. The J-REIT investment vehicle was modeled on U.S. REITs. Like the U.S. REIT, distributions paid to investors are, under qualifying conditions, deductible from the J-REITs taxable income, thereby providing a tax-efficient flow-through investment vehicle for investors. Typically, J-REITs are a special purpose corporation established for the purpose of investing in and managing real estate assets where the corporation uses investors’ money and third-party funding to buy real estate, in return for which investors receive investment certificates carrying ownership rights, including dividend entitlement. These certificates can be bought and sold on the Japanese stock exchange where they are listed. Although the corporation is technically responsible for owning and managing the real estate properties, in reality this function is sub‑contracted to a third-party manager. The values of securities issued by J-REITs are affected by the Japan real estate market, real estate yields, and interest rates and tax and regulatory requirements and by perceptions of management skill. Some J-REITs are heavily concentrated in specific types of properties, such as office buildings, and are particularly susceptible to developments affecting these types of properties.

Reverse Repurchase Agreements

A reverse repurchase agreement allows the Fund to borrow funds for temporary purposes. Pursuant to such agreements, the Fund sells portfolio securities to financial institutions such as banks and broker‑dealers and agree to repurchase the securities at the mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.

Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the 1940 Act restrictions. In accordance with Rule 18f‑4 under the 1940 Act, when a Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f‑4 with respect to such transactions.

Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowing by the Fund under the 1940 Act.

Simultaneous Investments

Certain inherent conflicts of interest may arise from the fact that a sub‑advisor to the Fund or its affiliates may carry on substantial investment activities (including activities that employ substantially similar strategies as the Fund) for other client accounts, discretionary accounts, and other pooled investment vehicles, for their own accounts, and for others. Investment decisions for the Fund are made independently from other Funds and from those decisions made for other clients advised by the sub‑advisor or its affiliates, and the Fund has no interest in the investment activities of such other clients. If, however, such other Fund or clients desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales are allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the sub‑advisor occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases and sales. The Fund, together with the other Fund and clients advised by the portfolio managers and affiliates of the sub‑advisor, may own large positions the size of which, depending on market conditions, may affect adversely the Fund’s ability to dispose of some or all of its positions should it desire to do so.

SPACs

A special purpose acquisition vehicle (“SPAC”), a type of company known as a blank-check company, is a publicly traded company that raises investment capital through an IPO for the purpose of acquiring an existing company. The shares of a SPAC are typically issued in units that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. At a specified time following the SPAC’s IPO (generally between one and two months), the rights and warrants may be separated from the common stock at the election of the holder, after which they become freely tradeable. After going public and until an acquisition is completed, a SPAC holds the proceeds of its IPO (less a portion retained to cover expenses) in trust and generally invests them in U.S. Government Securities, money market securities, and cash. If a SPAC does not complete an acquisition within a specified period after going public, the SPAC is dissolved and the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses), and any rights or warrants issued by the SPAC expire.

 Because SPACs are blank‑check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, the securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid or be subject to restrictions on resale.

Tax Estimation and NAV

Because the Fund is taxed as a corporation, in calculating the Fund’s NAV, the Fund accounts for, among other things, its current taxes and deferred tax liability and deferred tax asset balances. The Fund accrues a deferred income tax liability balance, at the then-effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs (and other entities that have economic characteristics similar to MLPs) considered to be return of capital and for any net operating gains. Any deferred tax liability balance would reduce the Fund’s NAV. The Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance would increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. The Fund relies to some extent on information provided by MLPs (and other entities that have economic characteristics similar to MLPs), which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of the Fund’s current taxes and deferred tax liability and asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and asset balances as new information becomes available, which may have a material impact on the Fund’s NAV. Shareholders who redeem their shares at an NAV that is based on estimates of the Fund’s current taxes and deferred tax liability and asset balances may benefit at the expense of remaining shareholders (or remaining shareholders may benefit at the expense of redeeming shareholders) if the estimates are later revised or ultimately differ from the Fund’s actual current taxes and tax liability and asset balances.

U.S. Government Securities

Certain U.S. Government Securities, including U.S. Treasury securities and U.S. government agency and instrumentality securities, are described in greater detail under the “DESCRIPTION OF CERTAIN INSTRUMENTS” section of this SAI. The U.S. government is considered to be the best credit-rated issuer in the debt markets. Since U.S. Treasury securities are direct obligations of the U.S. government, they are considered to have minimal credit risk. While most other government-sponsored securities are not direct obligations of the U.S. government (although some are guaranteed by the U.S. government), they also offer little credit risk. However, market and interest risk relating to U.S. Government Securities still may affect the Fund. For example, debt securities with longer maturities tend to produce higher yields and generally are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, generally would reduce the market value of any U.S. Government Security held by the Fund, while a decline in interest rates generally would increase the market value of such investment.

Variable or Floating Rate Securities

Variable or floating rate securities provide for periodic adjustments of the interest rate paid. Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.

Warrants

Investments in warrants are pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security’s market price.

DISCUSSION OF GAS UTILITY FUND INDEX METHODOLOGY

The American Gas Association Stock Index (the “AGA Stock Index”) consists of the publicly traded members of the American Gas Association (“AGA”) whose securities are traded on a U.S. stock exchange, excluding treasury stock. While the securities of the approximately 51 companies included in the AGA Stock Index are domestic U.S. securities, they may include domestic securities of foreign companies, such as ADRs, EDRs, or GDRs. These companies engage to varying degrees in the distribution or transmission of natural gas. ScottMadden, Inc. (“ScottMadden”) performs the computations required to produce the AGA Stock Index pursuant to a contractual agreement between AGA and ScottMadden. AGA has the ultimate responsibility to ensure that ScottMadden performs its calculations in accordance with AGA’s Administrative Services Agreement with the Fund.

The AGA Stock Index is computed at least monthly by multiplying the number of outstanding shares of common stock of each AGA member company by the closing market price per share at the AGA Stock Index date. This product then is multiplied by the percentage of each company’s assets devoted to natural gas distribution and transmission or, when this information is not available, by the percentage of property, plant, and equipment (“PP&E”) devoted to natural gas distribution and transmission. The result reflects the natural gas component of the company’s asset base and is called such company’s “gas market capitalization value.” The total of all AGA Stock Index companies’ gas market capitalization values is called the “industry’s gas market capitalization value.” To determine each company’s stock percentage within the AGA Stock Index, the company’s gas market capitalization value is divided by the industry’s gas market capitalization value. In computing the AGA Stock Index, individual stocks are limited to no more than 5% of the AGA Stock Index, meaning that any representation in the AGA Stock Index exceeding 5% is reallocated. The Fund’s portfolio managers seek to purchase sufficient shares of each company’s stock such that its proportion of the Fund’s assets substantially equal that stock’s proportion of the AGA Stock Index. As market conditions dictate and as significant shareholder purchases and redemptions occur, the portfolio managers buy or sell stocks to maintain holdings of each stock to reflect proper weightings within the AGA Stock Index. The gas market capitalization value for each company is recalculated at least annually.

In both rising and falling markets, the Fund attempts to achieve a correlation of monthly returns with the AGA Stock Index of approximately 95% or better. A correlation of 100% means the total return of the Fund’s assets would increase and decrease at exactly the same rate as the total return of the AGA Stock Index. For fiscal year 2022, the Gas Utility Fund achieved a correlation with the AGA Stock Index of 99.9% after expenses. Since the AGA Stock Index weightings change in very small amounts during the trading day, to track the AGA Stock Index exactly, the portfolio managers would need to make continual small adjustments and would need to purchase and sell every stock within the AGA Stock Index as contributions and redemptions to the Fund were made. To minimize brokerage and transaction expenses, the portfolio managers compare the actual composition of the Fund to the theoretical target daily and typically makes adjustments to the holdings of any single stock at least weekly whenever the actual proportion of that stock in the Fund varies by more than 0.5% of the weighting of that stock in the AGA Stock Index. The percentage of each stock holding is based on the Fund’s NAV. For example, if Stock A represented 3% of the total weighting in the AGA Stock Index at the close of business, an adjustment to the holdings of Stock A would be made if the value of Stock A were greater than 3.5% or less than 2.5% of the net assets. Adjustments may be made at other times when these tolerances are not exceeded if the adjustment can be made without incurring, in the portfolio managers’ view, unreasonable transaction expenses.

TRUSTEES AND OFFICERS

MANAGEMENT INFORMATION

The business and affairs of the Funds are managed under the direction of the Board of Trustees of the Trust, and the Board of Trustees elects the officers of the Trust (“Officers”). From time to time, the Board of Trustees also has appointed advisers to the Board of Trustees (“Advisers”) with the intention of having qualified individuals serve in an advisory capacity to garner experience in the mutual fund and asset management industry and be considered as potential Trustees in the future. There are currently three Advisers, Brian Alexander, Doug Franklin, and A.J. Hennessy. As Advisers, Mr. Alexander, Mr. Franklin, and Mr. A.J. Hennessy attend meetings of the Board of Trustees and act as non‑voting participants. Information pertaining to the Trustees, Advisers, and the Officers of the Trust is set forth below. The Trustees and Officers serve until their successors are duly elected and qualified or until their earlier death, resignation, or removal. Each Trustee oversees all 16 Funds covered by this SAI, as well as the Hennessy Stance ESG Large Cap ETF. Unless otherwise indicated, the address of all persons listed below is 7250 Redwood Boulevard, Suite 200, Novato, CA 94945.

Name, Age, and Position Held with the Trust	Start Date of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held Outside of Fund Complex During Past Five Years
Disinterested Trustees (1) and Disinterested Advisers
J. Dennis DeSousa 87 Trustee	January 1996	Mr. DeSousa is a real estate investor.	None.
Robert T. Doyle 75 Trustee	January 1996	Mr. Doyle is retired. He served as the Sheriff of Marin County, California from 1996 to June 2022.	None.
Claire Garvie 48 Trustee	December 2015 as an Adviser to the Board and December 2021 as a Trustee
Ms. Garvie is a founder of Kiosk and has served as its Chief Operating Officer since 2004. Kiosk is a full‑service marketing agency with offices in the San Francisco Bay Area and Liverpool, UK and staff across nine states in the U.S.
None.
Gerald P. Richardson 77 Trustee	May 2004	Mr. Richardson is an independent consultant in the securities industry.	None.

Name, Age, and Position Held with the Trust	Start Date of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held Outside of Fund Complex During Past Five Years
Brian Alexander 41 Adviser to the Board	March 2015
Mr. Alexander has worked for the Sutter Health organization since 2011 in various positions. He has served as the Chief Executive Officer of the North Valley Hospital Area since 2021. From 2018 to 2021, he served as the Chief Executive Officer of Sutter Roseville Medical Center. From 2016 through 2018, he served as the Vice President of Strategy for the Sutter Health Valley Area, which includes 11 hospitals, 13 ambulatory surgery centers, 16,000 employees, and 1,900 physicians.
None.
Doug Franklin 58 Adviser to the Board	March 2016
Mr. Franklin is a retired insurance industry executive. From 1987 through 2015, he was employed by the Allianz-Fireman’s Fund Insurance Company in various positions, including as its Chief Actuary and Chief Risk Officer.
None.
Interested Trustee and Interested Adviser (2)
Neil J. Hennessy 67 Chairman of the Board, Chief Market Strategist, Portfolio Manager, and President	January 1996 as a Trustee and June 2008 as an Officer	Mr. Neil Hennessy has been employed by Hennessy Advisors, Inc. since 1989 and currently serves as its Chairman and Chief Executive Officer.	Hennessy Advisors, Inc.
A.J. Hennessy 37 Adviser to the Board and Vice President, Corporate Development and Operations	December 2022	Mr. A.J. Hennessy has been employed by Hennessy Advisors, Inc. since 2011.	None.

Name, Age, and Position Held with the Trust	Start Date of Service	Principal Occupation(s) During Past Five Years
Officers
Teresa M. Nilsen 56 Executive Vice President and Treasurer	January 1996	Ms. Nilsen has been employed by Hennessy Advisors, Inc. since 1989 and currently serves as its President and Chief Operating Officer.
Daniel B. Steadman 66 Executive Vice President and Secretary	March 2000	Mr. Steadman has been employed by Hennessy Advisors, Inc. since 2000 and currently serves as its Executive Vice President.
Brian Carlson 50 Senior Vice President and Head of Distribution	December 2013	Mr. Carlson has been employed by Hennessy Advisors, Inc. since December 2013 and currently serves as its Chief Compliance Officer and Senior Vice President.
Jennifer Cheskiewicz (3) 45 Senior Vice President and Chief Compliance Officer	June 2013	Ms. Cheskiewicz has been employed by Hennessy Advisors, Inc. as its General Counsel since June 2013.
David Ellison (4) 64 Senior Vice President and Portfolio Manager	October 2012
Mr. Ellison has been employed by Hennessy Advisors, Inc. since October 2012. He has served as a Portfolio Manager of the Hennessy Large Cap Financial Fund and the Hennessy Small Cap Financial Fund since their inception. Mr. Ellison also served as a Portfolio Manager of the Hennessy Technology Fund from its inception until February 2017. Mr. Ellison served as Director, CIO, and President of FBR Fund Advisers, Inc. from December 1999 to October 2012.

Ryan Kelley (5) 50 Senior Vice President, Chief Investment Officer, and Portfolio Manager	March 2013
Mr. Kelley has been employed by Hennessy Advisors, Inc. since October 2012. He has served as Chief Investment Officer of the Hennessy Funds since March 2021 and has served as a Portfolio Manager of the Hennessy Gas Utility Fund, the Hennessy Large Cap Financial Fund, and the Hennessy Small Cap Financial Fund since October 2014. Mr. Kelley served as Co‑Portfolio Manager of these same funds from March 2013 through September 2014 and as a Portfolio Analyst for the Hennessy Funds from October 2012 through February 2013. He has also served as a Portfolio Manager of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, and the Hennessy Cornerstone Value Fund since February 2017 and as a Portfolio Manager of the Hennessy Total Return Fund, the Hennessy Balanced Fund, and the Hennessy Technology Fund since May 2018. He previously served as Co‑Portfolio Manager of the Hennessy Technology Fund from February 2017 until May 2018. Mr. Kelley served as Portfolio Manager of FBR Fund Advisers, Inc. from January 2008 to October 2012.

Name, Age, and Position Held with the Trust	Start Date of Service	Principal Occupation(s) During Past Five Years
L. Joshua Wein (5) 49 Vice President and Portfolio Manager	September 2018
Mr. Wein has been employed by Hennessy Advisors, Inc. since 2018. He has served as Portfolio Manager of the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Gas Utility Fund, and the Hennessy Technology Fund since February 2021, and as the Co-Portfolio Manager of these Funds since February 2019. He served as a Senior Analyst of those same Funds from September 2018 through February 2019. He also has served as a Portfolio Manager of the Hennessy Energy Transition Fund and the Hennessy Midstream Fund since January 2022. Mr. Wein served as Director of Alternative Investments and Co‑Portfolio Manager at Sterling Capital Management from 2008 to 2018.

_______________

(1)
The Funds have determined that Mr. DeSousa, Mr. Doyle, Ms. Garvie, and Mr. Richardson are not interested persons, as defined in the 1940 Act, of the Investment Manager or of any predecessor investment adviser for purposes of Section 15(f) of the 1940 Act.

(2)	Each of Neil J. Hennessy and A.J. Hennessy is considered an interested person, as defined in the 1940 Act, because he is an officer of the Trust.

(3)	The address of this officer is 4800 Bee Caves Road, Suite 100, Austin, TX 78746.

(4)	The address of this officer is 101 Federal Street, Suite 1615B, Boston, MA 02110.

(5)	The address of this officer is 1340 Environ Way, Chapel Hill, NC 27517.

Pursuant to the terms of the Management Agreements (as defined below) with the Trust, the Investment Manager, on behalf of the Funds, pays the compensation of all Officers (other than all or a portion of the salaries and benefits of the Funds’ compliance officers) and Trustees who are affiliated persons of the Investment Manager.

TRUSTEE AND ADVISER QUALIFICATIONS

Neil J. Hennessy has been a Trustee and portfolio manager of the Hennessy Funds for many years. His experience and skills as a portfolio manager, as well as his familiarity with the investment strategies utilized by the Investment Manager and with the Cornerstone series of the Hennessy Funds’ portfolios, led to the conclusion that he should serve as a Trustee. J. Dennis DeSousa’s experience as a real estate investor has honed his understanding of financial statements and the issues that confront businesses, and his diligent and thoughtful service as a Trustee for over 25 years has provided him with a solid understanding of the mutual fund industry. Serving as a sheriff for over 26 years before retiring, Robert T. Doyle honed his organizational and problem solving skills, making him a valuable resource when addressing issues that confront the Hennessy Funds. Further, Mr. Doyle’s diligent and thoughtful service as a Trustee for over 25 years has provided him with a detailed understanding of the mutual fund industry. Claire Garvie is the founder and Chief Operations Officer of Kiosk, an internet marketing and services firm, and brings over 20 years of experience leading successful marketing programs for firms like Sony, Delta Airlines, and many others. Kiosk was founded in 2004 and has offices in the San Francisco Bay Area and Liverpool, UK, as well as staff across nine states in the U.S. Her vast experience in digital marketing makes her a valuable addition to the Board of Trustees. As the chief executive officer of a company, Gerald P. Richardson gained familiarity with financial statements and developed a deep understanding of the demands of operating a business and addressing the issues that confront businesses. Further, Mr. Richardson’s experience in the securities industry as a consultant and his diligent and thoughtful service as a Trustee for nearly two decades makes him a valuable resource to the Board of Trustees. Mr. DeSousa, Mr. Doyle, Ms. Garvie, and Mr. Richardson take conservative and thoughtful approaches to addressing issues facing the Hennessy Funds. The combination of skills and attributes discussed above led to the conclusion that Mr. DeSousa, Mr. Doyle, Ms. Garvie, and Mr. Richardson should serve as Trustees.

With over 15 years of experience in the complex healthcare industry, Brian Alexander’s leadership roles in various senior positions within the Sutter Health organization have required significant management, administrative, and customer service expertise, which makes him a valuable resource as an Adviser to the Board of Trustees. Doug Franklin was employed by the Allianz-Fireman’s Fund (FFIC) for 28 years, where he rose through the company to senior leadership, including positions as Chief Actuary and Chief Risk Officer before retiring in 2015. His considerable leadership experience and ability to grasp complex issues makes him a valuable resource as an Adviser to the Board of Trustees. A.J. Hennessy has worked for the Investment Manager for over 12 years. His primary focus is business development, researching acquisition opportunities, fostering connections in the industry, and helping to initiate and complete strategic transactions for the firm. He is integral in supporting the sales and distribution team, including overseeing a CRM (client relationship management) software system. A.J. Hennessy is also very active in the community and currently serves on the boards of several charitable organizations. His experience in the mutual fund industry and his community leadership makes him a valuable resource as an Adviser to the Board of Trustees.

BOARD LEADERSHIP STRUCTURE

The Board of Trustees has general oversight responsibility with respect to the operation of the Hennessy Funds. The Board of Trustees has engaged the Investment Manager to manage the Hennessy Funds and is responsible for overseeing the Investment Manager and other service providers to the Hennessy Funds in accordance with the provisions of the 1940 Act and other applicable laws. The Board of Trustees has established an Audit Committee to assist the Board of Trustees in performing its oversight responsibilities.

Neil J. Hennessy serves as the Chairman of the Board of Trustees. The Hennessy Funds do not have a lead disinterested Trustee. The small size of the Board of Trustees, consisting of one interested Trustee and four disinterested Trustees, facilitates open discussion and significant involvement by all of the Trustees without the need for a lead disinterested Trustee. Mr. Neil Hennessy’s in-depth knowledge of the Hennessy Funds and their operations enables him to effectively set board agendas and ensure appropriate processes and relationships are established with both the Investment Manager and the Board of Trustees, while the business acumen and many years of experience in the mutual fund industry serving as Trustees or Advisers of the Hennessy Funds of Mr. DeSousa, Mr. Doyle, Ms. Garvie, and Mr. Richardson, enables them to effectively and accurately assess the information being provided to the Board of Trustees to ensure that they are appropriately fulfilling their fiduciary duties to the Hennessy Funds and their shareholders. In light of these factors, the Trust has determined that its leadership structure is appropriate.

BOARD OVERSIGHT OF RISK

The Board of Trustees performs a risk oversight function for the Hennessy Funds directly through its oversight role and indirectly through the Audit Committee, officers of the Hennessy Funds, and service providers to the Hennessy Funds. To effectively perform its risk oversight function, the Board of Trustees performs the following activities, among other things: (i) receives and reviews reports related to the performance and operations of the Hennessy Funds; (ii) reviews and approves, as applicable, the compliance policies and procedures of the Hennessy Funds; (iii) approves the Hennessy Funds’ principal investment policies; (iv) meets with representatives of various service providers, including the Investment Manager and the independent registered public accounting firm of the Hennessy Funds, to review and discuss the activities of the Hennessy Funds and to provide direction with respect thereto; and (v) appoints a chief compliance officer of the Hennessy Funds who oversees the implementation and testing of the Hennessy Funds’ compliance program and reports to the Board of Trustees regarding compliance matters for the Hennessy Funds and their service providers.

The Hennessy Funds have an Audit Committee, which is discussed in greater detail below. The Audit Committee plays a significant role in the risk oversight of the Hennessy Funds as they meet annually with the independent registered public accounting firm of the Hennessy Funds (the “Auditor”) to discuss, among other things, financial risk, including internal controls over financial reporting. From time to time upon request, the Audit Committee meets with the Funds’ chief compliance officer and Fund counsel.

BOARD COMMITTEES

The Audit Committee of the Board of Trustees comprises Messrs. DeSousa, Doyle (Chair), and Richardson. The primary functions of the Audit Committee are to recommend to the Board of Trustees the independent registered public accounting firm to be retained to perform the annual audit, to review the results of the audit, to review the Funds’ internal controls, and to review certain other matters relating to the Funds’ independent registered public accounting firm and financial records. The Audit Committee met twice during fiscal year 2022.

In overseeing the Auditor, the Audit Committee (i) reviews the Auditor’s independence from the Funds and management, and from the Investment Manager, (ii) reviews periodically the level of fees approved for payment to the Auditor and the pre‑approved non-audit services it has provided to the Funds to ensure their compatibility with the Auditor’s independence, (iii) reviews the Auditor’s performance, qualifications and quality control procedures, (iv) reviews the scope of and overall plans for the annual audit, (v) reviews the Auditor’s performance, qualifications and quality control procedures, (vi) consults with management and the Auditors with respect to the Funds’ processes for risk assessment and risk management, (vii) reviews with management the scope and effectiveness of the Funds’ disclosure controls and procedures, including for purposes of evaluating the accuracy and fair presentation of the company’s financial statements in connection with certifications made by the chief executive officer and chief financial officer, and (viii) reviews significant legal developments and the Funds’ processes for monitoring compliance with law as it relates to the financial statements and related disclosure.

BOARD AND OTHER INTERESTED PERSONS COMPENSATION

The Funds pay Trustees who are not interested persons of the Funds (each, a “Disinterested Trustee”) and Advisers who are not interested persons of the Funds (each, a “Disinterested Adviser”) fees for their service. During fiscal year 2022, each Disinterested Trustee received a fee of $16,000 and each Disinterested Adviser received a fee of $5,000 for each meeting of the Board of Trustees attended, in each case allocated equally across all Funds. The Funds may also reimburse Trustees and Advisers for travel expenses incurred in order to attend meetings of the Board of Trustees.

The table below sets forth the compensation paid by the Trust to each Trustee for service as a Trustee, to each Adviser for service as an Adviser, and to each officer or affiliated person who received aggregate compensation from the Trust exceeding $60,000, in each case for the 12 months ended October 31, 2022.

Name of Person	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Trust
Disinterested Trustees and Disinterested Advisers
J. Dennis DeSousa	$ 64,000	—	—	$ 64,000
Robert T. Doyle	$ 64,000	—	—	$ 64,000
Claire Garvie	$ 64,000	—	—	$ 64,000
Gerald P. Richardson	$ 64,000	—	—	$ 64,000
Brian Alexander	$ 20,000	—	—	$ 20,000
Doug Franklin	$ 20,000	—	—	$ 20,000
Interested Persons (1)
Neil J. Hennessy	—	—	—	—
A.J. Hennessy (2)	—	—	—	—
Jennifer Cheskiewicz	$ 287,377 (3)	—	—	$ 287,377
Caitlin Hawkins (4)	$ 87,216 (5)	—	—	$ 87,216
_______________

(1)	Each of Neil J. Hennessy and A.J. Hennessy is considered an interested person, as defined in the 1940 Act, because he is an officer of the Trust.
(2)	A.J. Hennessy was appointed as an Adviser in December 2022.
(3)	This amount includes $254,667 in salary and $32,710 in benefits (health and life insurance premiums and payroll expenses).
(4)	Senior Compliance Officer through March 15, 2022.
(5)	This amount includes $71,250 in salary and $15,966 in benefits (health and life insurance premiums and payroll expenses).

Because the Investment Manager, the sub-advisors, and Fund Services (as defined below under “THE ADMINISTRATOR”) perform substantially all of the services necessary for the operation of the Funds, the Funds do not require any employees. Other than the Funds’ compliance officers, no officer, director, or employee of the Investment Manager, any sub‑advisor, or Fund Services receives any compensation from the Funds for acting as a Trustee or Officer.

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

As of January 31, 2023, the 15 Officers, Trustees, and Advisers of the Hennessy Funds as a group owned an aggregate of less than 1% of (i) the outstanding Investor Class shares of each Fund, except for the Balanced Fund (1.2%) and the Technology Fund (2.3%), and (ii) the outstanding Institutional Class shares of each Fund, except for the Cornerstone Growth Fund (1.1%), the Cornerstone Large Growth Fund (1.3%), the Cornerstone Value Fund (1.1%), the Energy Transition Fund (1.7%), the Large Cap Financial Fund (1.1%), the Small Cap Financial Fund (1.3%), and the Technology Fund (15.9%).

No person is deemed to “control” any of the Funds, as that term is defined in the 1940 Act, because no Fund knows of any person who owns beneficially or through controlled companies more than 25% of a Fund’s shares, who acknowledges the existence of control, or who was deemed to control based on an adjudication that has become final under Section 2(a)(9) of the 1940 Act. The Funds do not control any person.

As of January 31, 2023, the shareholders listed in the table below, referred to as principal shareholders, owned more than 5% of the outstanding voting securities of the Funds. All principal shareholders are owners of record unless otherwise indicated with an asterisk, which denotes beneficial ownership.

	Investor Class		Institutional Class
	Shares	Percentage	Shares	Percentage
Cornerstone Growth Fund
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	1,853,683	27.90%	40,132	5.73%
National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	1,044,729	15.72%	95,082	13.58%
TD Ameritrade, Inc. For the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	502,253	7.56%	79,840	11.40%
Wells Fargo Clearing Services LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2287	—	—	84,342	12.04%
Pershing LLC For Benefit of its Customers 1 Pershing Plaza Jersey City, NJ 07399-0002	—	—	38,631	5.52%
Rachael E. Schwartz* Berkeley, CA 94704-1876	—	—	37,744	5.39%

Investor Class		Institutional Class
Shares	Percentage	Shares	Percentage

Focus Fund
National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	3,351,331	39.88%	959,053	18.17%
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	1,880,080	21.23%	955,034	18.09%
TD Ameritrade, Inc. For the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	728,655	8.23%	—	—
American Enterprise Investment Services Inc. 707 2nd Avenue South Minneapolis, MN 55402-2405	—	—	648,015	12.28%
Wells Fargo Clearing Services LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2287	—	—	462,883	8.77%
Saxon & Co. PO Box 94597 Cleveland, OH 44101-4597	—	—	293,642	5.56%
Cornerstone Mid Cap 30 Fund
National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	5,291,865	43.00%	3,540,018	37.08%
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	3,462,359	28.13%	1,332,533	13.96%
TD Ameritrade, Inc. For the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	—	—	1,125,107	11.79%

Investor Class		Institutional Class
Shares	Percentage	Shares	Percentage
LPL Financial Omnibus Customer Account 4707 Executive Drive San Diego, CA 92121-3091	—	—	761,494	7.98%
Cornerstone Large Growth Fund
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	1,702,193	14.28%	136,155	8.69%
National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	1,478,670	12.40%	312,558	19.96%
Cornerstone Value Fund
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	1,688,932	11.57%	144,799	14.45%
National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	1,251,714	8.58%	82,675	8.25%
LPL Financial Omnibus Customer Account 4707 Executive Drive San Diego, CA 92121-3091	—	—	534,678	53.37%
Pershing LLC For Benefit of its Customers 1 Pershing Plaza Jersey City, NJ 07399-0002	—	—	80,100	7.99%
Total Return Fund
National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	450,432	10.45%	—	—

Investor Class		Institutional Class
Shares	Percentage	Shares	Percentage

Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	321,689	7.47%	—	—
TD Ameritrade, Inc. For the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	241,445	5.60%	—	—
Equity and Income Fund
National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	1,164,106	42.99%	373,610	10.61%
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	380,816	14.06%	304,342	8.64%
TD Ameritrade, Inc. For the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	156,760	5.79%	—	—
Pershing LLC For Benefit of its Customers 1 Pershing Plaza Jersey City, NJ 07399-0002	146,890	5.42%	—	—
LPL Financial Omnibus Customer Account 4707 Executive Drive San Diego, CA 92121-3091	136,578	5.04%	206,861	5.88%
Merrill Lynch Pierce Fenner & Smith, Inc. For the Sole Benefit of its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	—	—	847,198	24.06%
UBS WM USA Exclusive Benefit of Customers 1000 Harbor Boulevard Weehawken, NJ 07086-6761	—	—	388,089	11.02%

Investor Class		Institutional Class
Shares	Percentage	Shares	Percentage
Wells Fargo Clearing Services LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2287	—	—	212,130	6.03
Balanced Fund
NOVA-RO Corporation* PO Box 1195 Novato, CA 94948-1195	192,756	17.30%	—	—
Lovi Family Living Trust* Leo Lovi & Lorraine Lovi Redwood City, CA 94061-3920	109,405	9.82%	—	—
National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	62,410	5.60%	—	—
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	59,981	5.38%	—	—
Energy Transition Fund
National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	165,255	38.05%	77,944	15.68%
UBS WM USA Exclusive Benefit of Customers 1000 Harbor Boulevard Weehawken, NJ 07086-6761	68,080	15.68%	98,274	19.76%
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	57,743	13.30%	—	—
TD Ameritrade, Inc. For the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	45,339	10.44%	—	—

Investor Class		Institutional Class
Shares	Percentage	Shares	Percentage
Pershing LLC For Benefit of its Customers 1 Pershing Plaza Jersey City, NJ 07399-0002	11,242	2.59%	226,823	45.62%
Midstream Fund
National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	847,029	66.18%	—	—
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	263,461	20.58%	2,126,235	63.73%
Pershing LLC For Benefit of its Customers 1 Pershing Plaza Jersey City, NJ 07399-0002	—	—	380,673	11.41%
UBS WM USA Exclusive Benefit of Customers 1000 Harbor Boulevard Weehawken, NJ 07086-6761	—	—	227,400	6.82%
LPL Financial Omnibus Customer Account 4707 Executive Drive San Diego, CA 92121-3091	—	—	197,579	5.92%
Gas Utility Fund
National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	6,162,050	33.85%	842,893	26.62%
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	2,661,796	14.62%	274,193	8.66%

Investor Class		Institutional Class
Shares	Percentage	Shares	Percentage
TD Ameritrade, Inc. For the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	1,286,115	7.07%	181,598	5.74%
Pershing LLC For Benefit of its Customers 1 Pershing Plaza Jersey City, NJ 07399-0002	—	—	399,019	12.60%
LPL Financial Omnibus Customer Account 4707 Executive Drive San Diego, CA 92121-3091	—	—	241,427	7.62%
Wells Fargo Clearing Services LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2287	—	—	231,412	7.31%
UBS WM USA Exclusive Benefit of Customers 1000 Harbor Boulevard Weehawken, NJ 07086-6761	—	—	223,597	7.06%
Japan Fund
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	608,201	43.97%	858,305	10.91%
National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	412,294	29.81%	2,346,656	29.84%
Morgan Stanley Smith Barney LLC Custody Account for the Exclusive Benefit of Customers 1 New York Plaza, Floor 12 New York, NY 10004-1932	103,600	7.49%	3,111,299	39.56%
Japan Small Cap Fund
National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	1,040,546	45.97%	269,958	5.68%

Investor Class		Institutional Class
Shares	Percentage	Shares	Percentage
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	597,681	26.41%	275,598	5.79%
TD Ameritrade, Inc. For the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	206,678	9.13%	—	—
Interactive Brokers LLC 2 Pickwick Plaza, Suite 202 Greenwich, CT 06830-5576	—	—	1,455,382	30.60%
American Enterprise Investment Services Inc. 707 2nd Avenue South Minneapolis, MN 55402-2405	—	—	1,153,510	24.25%
Morgan Stanley Smith Barney LLC Custody Account for the Exclusive Benefit of Customers 1 New York Plaza Floor 12 New York, NY 10004-1932	—	—	770,127	16.19%
UBS WM USA Exclusive Benefit of Customers 1000 Harbor Boulevard Weehawken, NJ 07086-6761	—	—	502,916	10.57%
Large Cap Financial Fund
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	348,094	35.73%	—	—
National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	198,480	20.37%	204,035	23.65%
TD Ameritrade, Inc. For the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	117,568	12.07%	77,600	8.99%
Wells Fargo Clearing Services LLC 1 North Jefferson Avenue Saint Louis, MO 63103-2287	—	—	305,810	35.45%

Investor Class		Institutional Class
Shares	Percentage	Shares	Percentage
American Enterprise Investment Services Inc. 707 2nd Avenue South Minneapolis, MN 55402-2405	—	—	122,520	14.20%
Small Cap Financial Fund
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	890,417	28.96%	—	—
National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	885,661	28.80%	471,029	39.60%
TD Ameritrade, Inc. For the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	309,548	10.07%	—	—
Morgan Stanley Smith Barney LLC Custody Account for the Exclusive Benefit of Customers 1 New York Plaza Floor 12 New York, NY 10004-1932	155,747	5.06%	—	—
Pershing LLC For Benefit of its Customers 1 Pershing Plaza Jersey City, NJ 07399-0002	—	—	127,531	10.72%
Technology Fund
National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	54,658	20.52%	28,966	31.78%
Charles Schwab & Co. Inc. Special Custody Account for the Benefit of Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	36,338	13.64%	—	—

Investor Class		Institutional Class
Shares	Percentage	Shares	Percentage
Morgan Stanley Smith Barney LLC Custody Account for the Exclusive Benefit of Customers 1 New York Plaza Floor 12 New York, NY 10004-1932	24,648	9.25%	—	—
Vicki Hornstein* New York, NY 10028-4398	16,318	6.13%
TD Ameritrade, Inc. For the Exclusive Benefit of our Clients PO Box 2226 Omaha, NE 68103-2226	15,247	5.72%
David S. Niekerk* Bothell, WA 98021-8897	—	—	13,847	15.19%
William R. Rawlinson Jr. & Betty Lou Rawlinson Trust* Fairfield, CA 94533-9742	—	—	6,232	6.84%

The tables below sets forth, as of December 31, 2022, the dollar range of equity securities beneficially owned by each Trustee and Adviser in each Fund and in the family of investment companies overseen by the Trustees, which includes the Funds and the Hennessy Stance ESG Large Cap ETF. None of the Disinterested Trustees or Disinterested Advisers, nor any member of their immediate families, owns shares of the Investment Manager, the sub‑advisors, or companies, other than registered investment companies, controlled by or under common control with the Investment Manager or the sub‑advisors.

Dollar Range of Equity Securities in the
Name of Trustee	Cornerstone Growth Fund	Focus Fund	Cornerstone Mid Cap 30 Fund	Cornerstone Large Growth Fund	Cornerstone Value Fund
Disinterested Trustees and Disinterested Advisers
J. Dennis DeSousa	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000
Robert T. Doyle	$50,001-$100,000	$50,001-$100,000	Over $100,000	Over $100,000	Over $100,000
Claire Garvie	None	None	None	None	None
Gerald P. Richardson	$50,001-$100,000	None	Over $100,000	None	$50,001-$100,000
Brian Alexander (2)	None	None	$1-$10,000	$1-$10,000	None
Doug Franklin (2)	None	None	None	None	None
Interested Persons (1)
Neil J. Hennessy	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000
A.J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Dollar Range of Equity Securities in the
Name of Trustee	Total Return Fund	Equity and Income Fund	Balanced Fund	Energy Transition Fund	Midstream Fund
Disinterested Trustees and Disinterested Advisers
J. Dennis DeSousa	$10,001-$50,000	$1-$10,000	None	$1-$10,000	$1-$10,000
Robert T. Doyle	$10,001-$50,000	$1-$10,000	$1-$10,000	None	None
Claire Garvie	None	None	None	None	None
Gerald P. Richardson	$1-$10,000	None	$1-$10,000	None	None
Brian Alexander (2)	None	$1-$10,000	None	None	None
Doug Franklin (2)	None	None	None	None	None
Interested Persons (1)
Neil J. Hennessy	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000	Over $100,000	$50,001-$100,000
A.J. Hennessy	$10,001-$50,000	$1-$10,000	None	None	None

Dollar Range of Equity Securities in the
Name of Trustee	Gas Utility Fund	Japan Fund	Japan Small Cap Fund	Large Cap Financial Fund	Small Cap Financial Fund
Disinterested Trustees and Disinterested Advisers
J. Dennis DeSousa	$1-$10,000	$1-$10,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000
Robert T. Doyle	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000
Claire Garvie	None	None	None	None	None
Gerald P. Richardson	None	None	None	None	None
Brian Alexander (2)	None	$1-$10,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000
Doug Franklin (2)	None	None	None	None	None
Interested Persons (1)
Neil J. Hennessy	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000
A.J. Hennessy	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

Name of Trustee	Dollar Range of Equity Securities in the Technology Fund	Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (2)
Disinterested Trustees and Disinterested Advisers
J. Dennis DeSousa	$10,001-$50,000	Over $100,000
Robert T. Doyle	$10,001-$50,000	Over $100,000
Claire Garvie	None	None
Gerald P. Richardson	None	Over $100,000
Brian Alexander (2)	None	$50,001-$100,000
Doug Franklin (2)	None	None
Interested Persons (1)
Neil J. Hennessy	$50,001-$100,000	Over $100,000
A.J. Hennessy	$10,001-$50,000	Over $100,000
______________________________
(1) Each of Neil J. Hennessy and A.J. Hennessy is considered an interested person, as defined in the 1940 Act, because he is an officer of the Trust.
(2) The Hennessy Funds covered in this SAI and the Hennessy Stance ESG Large Cap ETF are the only funds in the fund complex.

MANAGEMENT OF THE FUNDS

THE INVESTMENT MANAGER

The investment manager of the Funds is Hennessy Advisors, Inc. The Investment Manager acts as the investment manager of each Fund pursuant to management agreements with the Trust (collectively, the “Management Agreements”). The Investment Manager furnishes continuous investment advisory services and management to the Funds. The Investment Manager is controlled by Neil J. Hennessy, who currently owns approximately 26.6% of the outstanding voting securities of the Investment Manager.

Under the Management Agreements, the Investment Manager is entitled to an investment advisory fee in respect of each Fund, computed daily and payable monthly, at the annual rate of each Fund’s average daily net assets as shown below:

Cornerstone Growth Fund	0.74%
Focus Fund	0.90%
Cornerstone Mid Cap 30 Fund	0.74%
Cornerstone Large Growth Fund	0.74%
Cornerstone Value Fund	0.74%
Total Return Fund	0.60%
Equity and Income Fund	0.80%
Balanced Fund	0.60%
Energy Transition Fund	1.25%
Midstream Fund	1.10%
Gas Utility Fund	0.40%
Japan Fund	0.80%
Japan Small Cap Fund	0.80%
Large Cap Financial Fund	0.90%
Small Cap Financial Fund	0.90%
Technology Fund	0.74%

Pursuant to the Management Agreements, the Investment Manager is responsible for investment management of each Fund’s portfolio, subject to general oversight by the Board of Trustees, and provides the Funds with office space. In addition, the Investment Manager is obligated to keep certain books and records of the Funds. In connection therewith, the Investment Manager furnishes each Fund with those ordinary clerical and bookkeeping services that are not being furnished by the Funds’ custodian, administrator, or transfer agent.

Under the terms of the Management Agreements, each Fund bears all expenses incurred in its operation that are not specifically assumed by the Investment Manager, Fund Services, or the Distributor (as defined below), other than pursuant to the 12b-1 plan for each Fund. General expenses of the Funds not readily identifiable as belonging to one of the Funds are allocated among the Funds by or under the direction of the Board of Trustees in such manner as the Board of Trustees determines to be fair and equitable. Expenses borne by each Fund include, but are not limited to, the following (or the Fund’s allocated share of the following): (i) the cost (including brokerage commissions, if any) of securities purchased or sold by the

Fund and any losses incurred in connection therewith; (ii) investment management fees; (iii) organizational expenses; (iv) filing fees and expenses relating to the registration and qualification of the Trust or the shares of a Fund under federal or state securities laws and maintenance of such registrations and qualifications; (v) fees and expenses payable to Disinterested Trustees and Disinterested Advisers; (vi) taxes (including any income or franchise taxes) and governmental fees; (vii) costs of any liability, trustees’ and officers’ insurance, and fidelity bonds; (viii) legal, accounting, and auditing expenses; (ix) charges of the custodian, transfer agent, and other agents; (x) expenses of setting in type and providing a camera-ready copy of the Fund Prospectus and supplements thereto, expenses of setting in type and printing or otherwise reproducing statements of additional information and supplements thereto, and reports and proxy materials for existing shareholders; (xi) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Trust or the Fund; (xii) fees, voluntary assessments, and other expenses incurred in connection with membership in investment company organizations; (xiii) a portion of the salaries of the Funds’ compliance officers; and (xiv) costs of meetings of shareholders. The Investment Manager may voluntarily waive its management fee or subsidize other Fund expenses. This may have the effect of increasing a Fund’s return.

Under the Management Agreements, the Investment Manager is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Fund in connection with the performance of the Management Agreements, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Investment Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

Each Management Agreement has an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. Each Management Agreement provides that it terminates in the event of its assignment (as defined in the 1940 Act). The Management Agreements may be terminated by the Trust with respect to a Fund or by the Investment Manager upon 60 days’ prior written notice.

The Investment Manager reimburses the Cornerstone Growth Fund and the Cornerstone Value Fund to the extent that the aggregate annual operating expenses of such Funds (for both Investor Class and Institutional Class shares), including the investment advisory fee, exceeds the expense limitations applicable to either of these Funds imposed by applicable state securities laws or regulations thereunder, as such limitations may be raised or lowered from time to time.

The Investment Manager reimburses the Cornerstone Large Growth Fund to the extent that the aggregate annual total expenses of the Fund (for both Investor Class and Institutional Class shares), including the investment advisory fee but excluding all federal, state, and local taxes, interest, brokerage commissions, and other costs incurred in connection with the purchase or sale of securities and extraordinary items in any year, exceeds that percentage of the average NAV of the Fund for such year, as determined by valuations made as of the close of each business day, which is the most restrictive percentage provided by the state laws of the various states in which Investor Class or Institutional Class shares, as applicable, of the Fund are qualified for sale.

The Investment Manager reimburses the Total Return Fund and the Balanced Fund to the extent that the aggregate annual total expenses of Investor Class shares of such Funds, including the investment advisory fee and the administration fee but excluding any interest, taxes, brokerage fees and commissions, distribution fees, and extraordinary expenses, exceeds that percentage of the average net assets of either of such Fund for such year, as determined by valuations made as of the close of each business day, which is either (i) the most restrictive percentage provided by the state laws of the various states in which Investor Class shares of such Funds are qualified for sale or (ii) if the states in which Investor Class shares of such Funds are qualified for sale impose no such restrictions, 3%.

Effective October 26, 2018, the Investment Manager agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of Investor Class shares and Institutional Class shares of the Midstream Fund to the extent annual fund operating expenses exceed 1.75% and 1.50%, respectively, of the average daily net assets (excluding all federal, state, and local taxes, interest, brokerage commissions, dividend and interest expenses on short sales, extraordinary items, and acquired fund fees and expenses (as defined in Form N‑1A under the 1940 Act or any successor form thereto) and other expenses incurred in connection with the purchase and sale of securities) of such Fund until October 25, 2020, and the Investment Manager has since agreed in writing to extend the waiver until February 28, 2024, at which time the contractual arrangement automatically terminates (and it may not be terminated prior to that date).

Effective February 28, 2017, the Investment Manager agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of Investor Class shares and Institutional Class shares of the Technology Fund to the extent annual fund operating expenses exceed 0.98% of the average daily net assets (excluding all federal, state, and local taxes, interest, brokerage commissions, 12b‑1 fees, shareholder servicing fees payable to the Investment Manager, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) of such Fund until February 28, 2018, and the Investment Manager has since agreed in writing to extend the waiver until February 28, 2024, at which time the contractual arrangement automatically terminates (and it may not be terminated prior to that date).

From October 26, 2018, through October 25, 2020, the Investment Manager agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of Investor Class shares and Institutional Class shares of the Energy Transition Fund to the extent annual fund operating expenses exceed 2.00% and 1.75%, respectively, of the average daily net assets (excluding all federal, state, and local taxes, interest, brokerage commissions, dividend and interest expenses on short sales, extraordinary items, and acquired fund fees and expenses (as defined in Form N‑1A under the 1940 Act or any successor form thereto) and other expenses incurred in connection with the purchase and sale of securities) of such Fund.

From December 1, 2017, through November 30, 2019, the Investment Manager agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of Investor Class shares and Institutional Class shares of the Cornerstone Large Growth Fund to the extent that the aggregate annual operating expenses exceeded 1.29% and 0.98%, respectively, of the average daily net assets (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) of such Fund.

If the accrued expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Investment Manager for such excess. In such a situation, the monthly payment of the Investment Manager’s fee is reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Investment Manager’s fee, the Investment Manager pays the Fund the amount of such difference), subject to monthly adjustment during the remainder of the Fund’s fiscal year if accrued expenses fall below this limit. Each waiver or reimbursement by The Investment Manager may recoup from the Fund any expenses waived or reimbursed for three years after such expenses are incurred, including for the three years following the expiration of the expense limitation agreement, if such recoupment can be achieved within the expense limits and any expense limits in place at the time of recoupment.

During fiscal years 2022, 2021, and 2020, the Funds listed below paid the following investment advisory fees to the Investment Manager:

	Fiscal Year Ended October 31, 2022	Fiscal Year Ended October 31, 2021	Fiscal Year Ended October 31, 2020
Cornerstone Growth Fund	$1,197,953	$1,220,726	$903,741
Focus Fund	$8,586,390	$10,333,814	$12,552,512
Cornerstone Mid Cap 30 Fund	$2,779,195	$2,912,632	$2,277,324
Cornerstone Value Fund	$2,113,590	$1,820,137	$1,655,457
Total Return Fund	$321,805	$334,063	$360,439
Equity and Income Fund	$828,962	$959,345	$1,046,354
Balanced Fund	$81,772	$79,894	$73,265
Gas Utility Fund	$2,265,385	$2,144,490	$2,753,609
Japan Fund	$4,320,459	$6,809,086	$5,299,898
Japan Small Cap Fund	$719,729	$792,514	$780,324
Large Cap Financial Fund	$518,101	$568,729	$391,691
Small Cap Financial Fund	$1,188,941	$1,150,465	$686,363

During fiscal year 2022, the Funds listed below paid investment advisory fees to the Investment Manager and received fee waivers and reimbursements of expenses as set forth below:

	Gross Advisory Fees	Advisory Fee (Waivers)/Recoupment	Net Advisory Fees	Expense Reimbursements
Cornerstone Large Growth Fund	$1,077,348	$3,947	$1,081,295	$—
Energy Transition Fund	$255,316	$—	$255,316	$—
Midstream Fund	$460,970	$(24,688)	$436,282	$—
Technology Fund	$47,434	$(47,434)	$—	$(49,316)

During fiscal year 2021, the Funds listed below paid investment advisory fees to the Investment Manager and received fee waivers and reimbursements of expenses as set forth below:

	Gross Advisory Fees	Advisory Fee (Waivers)/Recoupment	Net Advisory Fees	Expense Reimbursements
Cornerstone Large Growth Fund	$1,120,334	$4,527	$1,124,861	$—
Energy Transition Fund	$135,718	$—	$135,718	$—
Midstream Fund	$361,154	$(36,069)	$325,085	$—
Technology Fund	$58,160	$(58,160)	$—	$(41,595)

During fiscal year 2020, the Funds listed below paid investment advisory fees to the Investment Manager and received fee waivers and reimbursements of expenses as set forth below:

	Gross Advisory Fees	Advisory Fee (Waivers)/Recoupment	Net Advisory Fees	Expense Reimbursements
Cornerstone Large Growth Fund	$893,869	$1,459	$895,328	$—
Energy Transition Fund	$271,834	$(61,329)	$210,505	$—
Midstream Fund	$344,842	$(83,080)	$261,762	$—
Technology Fund	$40,325	$(40,325)	$—	$(74,210)

SUB-ADVISORS

The Investment Manager has delegated the day-to-day management of the portfolio composition of the Focus Fund, the Equity and Income Fund, the Japan Fund, and the Japan Small Cap Fund to sub‑advisors and has entered into a sub-advisory agreement with each sub‑advisor. Pursuant to the sub‑advisory agreements, the sub-advisors make specific portfolio investments in accordance with the applicable Fund’s investment objective and the sub-advisor’s investment approach and strategies.

The Investment Manager employs the sub‑advisors and may terminate them subject to prior approval by the Board of Trustees. Pursuant to the 1940 Act, employing a new sub‑advisor requires prior approval of the applicable Fund’s shareholders. The Trust may request an SEC order exempting a Fund from such requirements, but there can be no assurance that, if requested, such an order would be granted. Selection and retention criteria for a sub-advisor include the following: (i) historical performance records; (ii) consistent performance in the context of the markets; (iii) organizational stability and reputation; (iv) quality and depth of investment personnel; and (v) ability to apply a consistent approach. Different sub‑advisors may not necessarily exhibit all of the criteria to the same degree. Sub-advisors are paid by the Investment Manager, not by the sub‑advised Funds. Each sub-advisor’s activities are subject to general supervision by the Investment Manager and the Board of Trustees. Although the Investment Manager and the Board of Trustees do not evaluate the investment merits of a sub-advisor’s specific securities selections, they do review the performance of each sub-advisor relative to the selection criteria.

Broad Run Investment Management, LLC (Focus Fund)

The Investment Manager has delegated the day-to-day management of the portfolio composition of the Focus Fund to Broad Run Investment Management, LLC (“Broad Run”) and has entered into a sub‑advisory agreement with Broad Run (the “Broad Run Sub‑Advisory Agreement”). Broad Run is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is wholly owned by David S. Rainey, Brian E. Macauley, and Ira M. Rothberg. Pursuant to the Broad Run Sub-Advisory Agreement, Broad Run makes specific portfolio investments in accordance with the Focus Fund’s investment objective and Broad Run’s investment approach and strategies. In consideration thereof, the Investment Manager (not the Fund) pays Broad Run monthly at an annual rate of 0.29% of the average daily net assets of the Fund.

The Broad Run Sub-Advisory Agreement may be terminated by either party at any time without the payment of any penalty upon giving 60 days’ prior written notice to the other party. In addition, it terminates automatically if it is assigned.

The Broad Run Sub-Advisory Agreement provides that, absent willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations, Broad Run is not liable to the Investment Manager for any act or omission in the course of, or connected with, rendering services under the Broad Run Sub‑Advisory Agreement or for any losses that may be sustained in the purchase, holding, or sale of any security. The Broad Run Sub‑Advisory Agreement also provides that Broad Run is free to render similar services to others and to engage in other activities, as long as the services rendered under the sub‑advisory agreement are not impaired.

FCI Advisors (Equity and Income Fund – Fixed Income Allocation)

The Investment Manager has delegated the day-to-day management of the portfolio composition of the fixed income allocation of the Equity and Income Fund to FCI Advisors and has entered into a sub‑advisory agreement with FCI Advisors (the “FCI Sub‑Advisory Agreement”). FCI Advisors is an investment adviser registered under the Advisers Act and was founded in 1966. FCI Advisors’ ultimate parent company is MTC Holding Corporation, which is a holding company that is majority owned by Bradley A. Bergman, a Director of FCI Advisors and the President and Director of MTC Holding Corporation. Pursuant to the FCI Sub‑Advisory Agreement, FCI Advisors makes specific portfolio investments in accordance with the Equity and Income Fund’s investment objectives and FCI Advisors’ investment approach and strategies. In consideration thereof, the Investment Manager (not the Fund) pays FCI Advisors monthly at an annual rate of 0.27% of the average daily net assets of the Fund in its fixed income allocation.

The FCI Sub‑Advisory Agreement may be terminated by either party at any time without the payment of any penalty upon giving 60 days’ prior written notice to the other party. In addition, the FCI Sub‑Advisory Agreement terminates automatically if it is assigned.

The FCI Sub‑Advisory Agreement provides that, absent willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations, FCI Advisors is not liable to the Investment Manager for any act or omission in the course of, or connected with, rendering services under the sub‑advisory agreement or for any losses that may be sustained in the purchase, holding, or sale of any security. The FCI Sub‑Advisory Agreement also provides that FCI Advisors is free to render similar services to others and to engage in other activities, as long as the services rendered under the sub‑advisory agreement are not impaired.

The London Company of Virginia, LLC (Equity and Income Fund – Equity Allocation)

The Investment Manager has delegated the day-to-day management of the portfolio composition of the equity allocation of the Equity and Income Fund to The London Company of Virginia, LLC (“The London Company”) and has entered into a sub‑advisory agreement with The London Company (“The London Company Sub‑Advisory Agreement”). The London Company is an investment adviser registered under the Advisers Act and was founded by Stephen M. Goddard, CFA, in 1994. The London Company is currently majority employee‑owned. Pursuant to The London Company Sub‑Advisory Agreement, The London Company makes specific portfolio investments for the equity allocation of the Equity and Income Fund in accordance with the Fund’s investment objective and The London Company’s investment approach and strategies. In consideration thereof, the Investment Manager (not the Fund) pays The London Company monthly at an annual rate of 0.33% of the average daily net assets of the Fund in its equity allocation.

The London Company Sub‑Advisory Agreement may be terminated by either party at any time without the payment of any penalty upon giving 60 days’ prior written notice to the other party. In addition, it terminates automatically if it is assigned.

The London Company Sub‑Advisory Agreement provides that, absent willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations, The London Company is not liable to the

Investment Manager for any act or omission in the course of, or connected with, rendering services under the sub‑advisory agreement or for any losses that may be sustained in the purchase, holding, or sale of any security. The London Company Sub‑Advisory Agreement also provides that The London Company is free to render similar services to others and to engage in other activities, as long as the services rendered under the sub‑advisory agreement are not impaired.

SPARX Asset Management Co., Ltd. (Japan Fund and Japan Small Cap Fund)

The Investment Manager has delegated the day-to-day management of the portfolio composition of the Japan Fund and the Japan Small Cap Fund to SPARX Japan and has entered into a sub‑advisory agreement with SPARX Japan for both such Funds (the “SPARX Japan Sub‑Advisory Agreement”). SPARX Japan is an investment adviser registered under the Advisers Act that was founded in 1989 and is headquartered in Tokyo. SPARX Japan is also registered with the Japanese authority to conduct the investment management business, the investment advisory and agency business, and the second financial instruments business. In addition, SPARX Japan performs various investment and research functions and performs investment advisory activities and fund administration for its Japanese and international clients in the area of Japanese equity investment. SPARX Japan is a wholly owned subsidiary of SPARX Group Co., Ltd. (“SPARX Group”). SPARX Group is a publicly listed company traded on the JASDAQ securities exchange, which is controlled by majority shareholder and Chairman, Mr. Shuhei Abe. Pursuant to the SPARX Japan Sub‑Advisory Agreement, SPARX Japan makes specific portfolio investments in accordance with the Japan Fund’s or the Japan Small Cap Fund’s investment objectives, as applicable, and SPARX Japan’s investment approach and strategies. In consideration thereof, the Investment Manager (not the Funds) pays SPARX Japan monthly at an annual rate equal to 0.35% of the first $500 million of the average daily net assets of each Fund, 0.40% of the next $500 million of the average daily net assets of each Fund, and 0.42% of the average daily net assets of each Fund in excess of $1 billion.

The SPARX Japan Sub-Advisory Agreement may be terminated by either party (i) at any time without the payment of any penalty upon giving 60 days’ prior written notice to the other party or (ii) if such party provides written notice to the other party that the other party is in material breach of the sub-advisory agreement, unless the other party cures such breach within 30 days following receipt of such written notice. In addition, it terminates automatically if it is assigned.

The SPARX Japan Sub-Advisory Agreement provides that SPARX Japan is not liable to the Investment Manager for, and the Investment Manager may not take any action against SPARX Japan or hold SPARX Japan liable for, any error of judgment or mistake of law or for any loss suffered by the Japan Fund or the Japan Small Cap Fund (including, without limitation, by reason of the purchase, sale, or retention of any security) in connection with the performance of SPARX Japan’s duties under the sub‑advisory agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SPARX Japan in the performance of its duties under the sub‑advisory agreement, or by reason of its reckless disregard of its obligations and duties under the sub‑advisory agreement. The SPARX Japan Sub-Advisory Agreement also provides that SPARX Japan and its officers, directors, and employees are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors, trustees, or employees of any other firm or corporation.

In addition to entering into the SPARX Japan Sub-Advisory Agreement, the Investment Manager and SPARX Japan have entered into an arrangement that requires certain payments by the Investment Manager (and not by the Funds) in the event of the termination of SPARX Japan as sub-advisor. Specifically, if the Investment Manager terminates the SPARX Japan Sub-Advisory Agreement with respect to either or both of the Japan Fund and the Japan Small Cap Fund without providing SPARX Japan with at least 60 calendar days’ advance written notice of such termination, then the Investment Manager owes SPARX Japan sub-advisory fees as if such agreement had continued to be in effect for an additional 60 full calendar days after the date SPARX Japan received written notice of its termination. Such additional fees are calculated based on the aggregate NAV of the applicable Fund as of the close of business on the business day immediately preceding the termination date.

THE PORTFOLIO MANAGERS

Funds Advised Solely by the Manager:

•	Cornerstone Growth Fund
•	Cornerstone Mid Cap 30 Fund
•	Cornerstone Large Growth Fund
•	Cornerstone Value Fund
•	Total Return Fund
•	Balanced Fund
•	Energy Transition Fund
•	Midstream Fund
•	Gas Utility Fund
•	Large Cap Financial Fund
•	Small Cap Financial Fund
•	Technology Fund
The portfolio managers of each of the Funds listed above may have responsibility for the day-to-day management of other Funds within the Hennessy Funds complex, but they do not manage any other accounts as of October 31, 2022.

The portfolio managers of a Fund are often responsible for managing other Funds and may be responsible for accounts other than the Funds in the future. The side-by-side management of the Funds and other accounts may raise potential conflicts of interest due to the interest held by the Investment Manager or one of its affiliates in an account and certain trading practices used by the portfolio managers (for example, cross trades between the Funds and another account and allocation of aggregated trades). The Investment Manager has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Investment Manager has adopted policies limiting the ability of portfolio managers to cross securities between Funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

The portfolio managers are compensated in various forms. The following table outlines the forms of compensation paid to the portfolio managers as of October 31, 2022:

Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method Between Account Types)
Salary	Investment Manager
On an annual basis, the Board of Directors of the Investment Manager determines Mr. Neil Hennessy’s salary, and such amount remains fixed throughout the year. The Investment Manager’s executive management team determines the salaries of the remaining portfolio managers. Salaries are not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

Performance Bonus	Investment Manager
The Board of Directors of the Investment Manager has contractually granted to Mr. Neil Hennessy a performance bonus, payable quarterly, equal to 6.5% of the Investment Manager’s pre-tax profit, as computed for financial reporting purposes in accordance with generally accepted accounting principles subject to certain exceptions as set forth in his employment agreement. Each of Mr. Cook, Mr. Kelley, and Mr. Wein is eligible for a discretionary bonus each year, the amount of which is determined by the Investment Manager’s executive management team and may be based on the Investment Manager’s pre‑tax profit or other performance criteria.

Asset‑Based Fees	Investment Manager	Mr. Ellison receives a performance bonus, payable quarterly, based on the average net assets for the applicable quarter of the Large Cap Financial Fund and the Small Cap Financial Fund.
Equity Awards	Investment Manager
Each portfolio manager is eligible for grants of restricted stock units that typically vest over a four‑year period. The amount of the equity pool in total is set subjectively based on the Investment Manager’s budget limitations for future years. The quantities are adjusted based on the fair value of the equity at the date of grant, which determines the total cost to the Investment Manager. The equity awards are granted annually, if at all, after the compensation committee of the Board of Directors of the Investment Manager completes its annual review of the Investment Manager’s executive officers.

Company 401(k) Contributions	Investment Manager
Each portfolio manager is eligible for a 401(k) contribution by the Investment Manager. The 401(k) contribution by the Investment Manager is optional from year to year and is not based on performance or goal achievement. The percentage level of the contribution is subjective and is determined annually by the Investment Manager’s executive management team and approved by the compensation committee of the Board of Directors of the Investment Manager with respect to the executive officers of the Investment Manager.

The following tables set forth the dollar range of equity securities of each Fund beneficially owned by its portfolio managers as of October 31, 2022:

Dollar Range of Equity Securities in the:
Name of Portfolio Manager	Cornerstone Growth Fund	Cornerstone Mid Cap 30 Fund	Cornerstone Large Growth Fund	Cornerstone Value Fund
Neil J. Hennessy	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000
Benton D. Cook	N/A	N/A	N/A	N/A
David H. Ellison	N/A	N/A	N/A	N/A
Ryan C. Kelley	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000
L. Joshua Wein	None	None	None	None

Dollar Range of Equity Securities in the:
Name of Portfolio Manager	Total Return Fund	Balanced Fund	Energy Transition Fund	Midstream Fund
Neil J. Hennessy	$50,001-$100,000	$50,001-$100,000	N/A	N/A
Benton D. Cook	N/A	N/A	$50,001-$100,000	None
David H. Ellison	N/A	N/A	N/A	N/A
Ryan C. Kelley	$10,001-$50,000	$10,001-$50,000	N/A	N/A
L. Joshua Wein	None	None	$10,001-$50,000	$10,001-$50,000

Dollar Range of Equity Securities in the:
Name of Portfolio Manager	Gas Utility Fund	Large Cap Financial Fund	Small Cap Financial Fund	Technology Fund
Neil J. Hennessy	N/A	N/A	N/A	N/A
Benton D. Cook	N/A	N/A	N/A	N/A
David H. Ellison	N/A	None	None	N/A
Ryan C. Kelley	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000	$10,001-$50,000
L. Joshua Wein	$10,001-$50,000	N/A	N/A	$10,001-$50,000

Sub-Advised Funds

Broad Run Investment Management, LLC (Focus Fund)

Broad Run is the sole sub-advisor to the Focus Fund. The portfolio managers of the Focus Fund may have responsibility for accounts other than the Focus Fund. Information regarding the accounts managed by each portfolio manager as of October 31, 2022, other than the Focus Fund, is set forth below.

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for Which Advisory Fee Is Performance‑Based*
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
David S. Rainey	0 $0	1 $3.93 million	192 $281.9 million	0 $0	0 $0	0 $0
Brian E. Macauley	0 $0	1 $3.93 million	192 $281.9 million	0 $0	0 $0	0 $0
Ira M. Rothberg	0 $0	1 $3.93 million	192 $281.9 million	0 $0	0 $0	0 $0

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

The Focus Fund investments and the investments of other accounts managed by Broad Run are not likely to experience any material conflict of interest. Broad Run employs a trade rotation policy to ensure that all accounts managed by Broad Run are handled in a fair and equitable manner by each portfolio manager. Broad Run also maintains a detailed compliance manual designed to address any potential conflicts of interest.

The portfolio managers for the Focus Fund receive an annual salary plus distributions based on firm profitability.

As of October 31, 2022, each of David S. Rainey and Ira M. Rothberg owned over $1 million in shares of the Focus Fund and Brian E. Macauley owned $100,001 to $500,000 in shares of the Focus Fund.

The London Company of Virginia, LLC (Equity and Income Fund – equity allocation)

The London Company is the sub-advisor for the equity allocation of the Equity and Income Fund. The portfolio managers of the equity allocation of the Equity and Income Fund may have responsibility for accounts other than the Equity and Income Fund. Information regarding the accounts managed by each portfolio manager as of October 31, 2022, other than the Equity and Income Fund, is set forth below.

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for Which Advisory Fee Is Performance‑Based*
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Stephen M. Goddard	4 $6.4 billion	0 $0	650 $8.2 billion	0 $0	0 $0	2 $8.1 million
Jonathan T. Moody	4 $6.4 billion	0 $0	650 $8.2 billion	0 $0	0 $0	0 $0
J. Brian Campbell	4 $6.4 billion	0 $0	650 $8.2 billion	0 $0	0 $0	0 $0
Samuel D. Hutchings	4 $6.4 billion	0 $0	650 $8.2 billion	0 $0	0 $0	0 $0
Mark DeVaul	4 $6.4 billion	0 $0	650 $8.2 billion	0 $0	0 $0	0 $0

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

Actual or potential conflicts of interest may arise when the portfolio manager has management responsibilities for more than one client account including and not limited to the execution and allocation of investment opportunities, use of soft dollars and other brokerage practices, and personal securities trading. The London Company has adopted policies and procedures it believes are reasonably designed to address such conflicts. The London Company employs a trade rotation policy to ensure that all accounts managed by it are handled in a fair and equitable manner by each portfolio manager. The London Company also maintains a detailed compliance manual designed to address any potential conflicts of interest.

Each portfolio manager receives an annual salary and a year-end bonus based on firm performance and overall contribution to The London Company. No specific benchmark is used to determine the amount of bonuses paid to employees. Bonuses are measured using a general assessment of stock and portfolio performance compared to relevant benchmarks, which include the S&P 500, Russell 1000®, and Russell 2000® Indices (on a pre-tax basis over a three-year to five-year period) relative to the market capitalization, stock sector and objective of the portfolios being managed. Portfolio managers also have the potential to become owners of The London Company after a reasonable tenure with the firm.

As of October 31, 2022, Stephen M. Goddard owned over $1 million in shares of the Equity and Income Fund, and none of the other portfolio managers owned shares of the Equity and Income Fund.

FCI Advisors (Equity and Income Fund – fixed income allocation)

FCI Advisors is the sub-advisor for the fixed income allocation of the Equity and Income Fund. The portfolio managers of the fixed income allocation of the Equity and Income Fund may have responsibility for accounts other than the Equity and Income Fund. Information regarding the accounts managed by each portfolio manager as of October 31, 2022, other than the Equity and Income Fund, is set forth below.

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for Which Advisory Fee Is Performance‑Based*
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Gary B. Cloud	0 $0	0 $0	23 $584.77 million	0 $0	0 $0	0 $0
Peter G. Greig	0 $0	0 $0	636 $504.31 million	0 $0	0 $0	0 $0

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

With respect to potential conflicts of interest, to the extent that the Equity and Income Fund and another client of FCI Advisors seek to acquire the same security at about the same time, the Equity and Income Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Equity and Income Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Equity and Income Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales normally would be made by random client selection. FCI Advisors maintains a detailed trading policy manual designed to address these conflicts of interest.

Each portfolio manager is compensated for his services by FCI Advisors. Each portfolio manager’s compensation consists of a fixed base salary, a performance-based bonus, and the right to participate in FCI Advisors’ profit sharing and 401(k) plan. Each portfolio manager is eligible to receive an annual bonus from FCI Advisors. The annual performance based bonus is calculated 15% based on client retention and other bonus considerations and 85% based on the performance of FCI Advisors’ fixed income composites compared to the appropriate Bloomberg Capital Indices. Performance is calculated for the prior calendar year on a pre-tax basis. Senior portfolio managers have an opportunity to be shareholders of the privately held holding company, MTC Holding, the parent company of FCI Advisors.

As of October 31, 2022, neither portfolio manager owned shares of the Equity and Income Fund.

SPARX Asset Management Co., Ltd. (Japan Fund and Japan Small Cap Fund)

SPARX Japan is the sole sub-advisor to the Japan Fund and the Japan Small Cap Fund. The portfolio managers of the Japan Fund and the Japan Small Cap Fund may have responsibility for accounts other than such Funds. Information regarding the accounts managed by each portfolio manager as of October 31, 2022, other than the Japan Fund and the Japan Small Cap Fund, is set forth below.

	Number of Other Accounts Managed and Total Assets by Account Type*			Number of Accounts and Total Assets for Which Advisory Fee Is Performance‑Based*
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Masakazu Takeda	0 $0	6 $2.9 billion	3 $509 million	0 $0	0 $0	0 $0
Tadahiro Fujimura	0 $0	3 $185 million	3 $897 million	0 $0	1 $63 million	0 $0
Yu Shimizu	0 $0	3 $273 million	2 $329 million	0 $0	0 $0	1 $161 million
Takenari Okumura	0 $0	1 $47 million	0 $0	0 $0	1 $79 million	$0 $0

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

The portfolio managers of the Japan Fund and the Japan Small Cap Fund manage multiple accounts for a diverse client base, including institutional investors, banking and thrift institutions, pension and profit sharing plans, businesses, private investment partnerships and companies, and sophisticated, high net worth individuals. SPARX Japan has a fiduciary obligation to recognize potential conflicts of interest and manage them carefully through appropriate policies, procedures, and oversight. Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts with similar investment objectives and strategies as the Japan Fund or the Japan Small Cap Fund (“Similar Accounts”), SPARX Japan has procedures in place that are designed to ensure that all accounts are treated fairly and that the Funds are not disadvantaged, including procedures regarding trade allocations and conflicting trades (e.g., long and short positions in the same security, as described below), which include internal review processes and oversight by independent third parties. In addition, the Japan Fund and Japan Small Cap Fund, as series of a registered investment company, are subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of SPARX Japan’s side-by-side management of the Japan Fund, the Japan Small Cap Fund, and Similar Accounts, including hedge funds (where SPARX Japan receives performance-based fees). For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as SPARX Japan may be perceived as causing accounts it manages to participate in an offering to increase SPARX Japan’s overall allocation of securities in that offering, or to increase SPARX Japan’s ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as SPARX Japan may have an incentive to allocate securities that are expected to increase in value to preferred accounts. IPOs, in particular, are frequently of very limited availability.

Additionally, portfolio managers may be perceived to have a conflict of interest because of the multiple Similar Accounts that they are managing on behalf of SPARX Japan in addition to the Japan Fund and the Japan Small Cap Fund. Although SPARX Japan does not track each individual portfolio manager’s time dedicated to each account, SPARX Japan periodically reviews each portfolio manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to manage effectively the Japan Fund and the Japan Small Cap Fund. In addition, SPARX Japan could be viewed as having a conflict of interest to the extent that SPARX Japan or the portfolios managers have a materially larger investment in a Similar Account than their investment in the Japan Fund or the Japan Small Cap Fund.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account. Certain hedge funds managed by SPARX Japan may also be permitted to sell securities short. When SPARX Japan engages in short sales of securities of the type in which the Japan Fund or the Japan Small Cap Fund invests, SPARX Japan could be seen as harming the performance of the Japan Fund or the Japan Small Cap Fund for the benefit of the account engaging in short sales if the short sales contribute to the fall in the market value of the securities. As described above, SPARX Japan has procedures in place to address these conflicts. SPARX Japan’s trading policies and procedures attempt to follow established best practices and to address, where necessary, the challenges SPARX Japan faces in managing specifically the Japan Fund, the Japan Small Cap Fund, and the Similar Accounts.

SPARX Japan’s portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks, and fees to those managed on behalf of the Japan Fund and the Japan Small Cap Fund. Portfolio managers responsible for managing the Funds may also manage sub-advised registered investment companies, collective investment trusts, unregistered funds, or other pooled investment vehicles and separate accounts.

SPARX Japan compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. The compensation package for the portfolio managers of the Japan Fund and the Japan Small Cap Fund consists of a salary and incentive bonus comprising cash and equity in SPARX Japan’s parent company. Various factors are considered in the determination of a portfolio manager’s compensation. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by them rather than for a specific fund or account. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce SPARX Japan’s investment philosophy such as leadership, teamwork, and commitment.

In determining the incentive bonus, consideration is given to the portfolio manager’s quantitative performance, as measured by his ability to make investment decisions that contribute to total returns, by comparison to a predetermined benchmark (for the Japan Fund and the Japan Small Cap Fund, as set forth in the Fund Prospectus) over the current fiscal year and the longer-term performance (three-year, five-year, or ten-year, as applicable), as well as performance relative to peers. In addition, the portfolio manager’s bonus can be influenced by subjective measurement of his ability to help others make investment decisions. The executive management team of the SPARX Group has discretion to determine the size of the portfolio manager’s bonus. As a result, the percentage of compensation of salary and bonus vary.

The portfolio managers of the Japan Fund and the Japan Small Cap Fund also have the opportunity to participate in the SPARX Japan equity program, which awards stock or stock options to those individuals who have been identified as key contributors as well as future leaders of SPARX Japan. The awards generally vest over three-year to five-year periods.

As of October 31, 2022, neither portfolio manager for the Japan Fund owned shares of the Japan Fund, and neither portfolio manager for the Japan Small Cap Fund owned shares of the Japan Small Cap Fund.

THE ADMINISTRATOR

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administration services to the Funds pursuant to a Fund Administration Servicing Agreement with the Trust (the “Administration Agreement”). The Administration Agreement provides that Fund Services must furnish the Funds with various administrative services including, but not limited to, (i) the preparation and coordination of reports to the Board of Trustees, (ii) preparation and filing of securities and other regulatory filings (including state securities filings), (iii) marketing materials, tax returns and shareholder reports, (iv) review and payment of Fund expenses, (v) monitoring and oversight of the activities of the Funds’ other servicing agents (i.e., transfer agent, custodian, accountants, etc.), (vi) maintaining books and records of the Funds, and (vii) administering shareholder accounts. Under the Administration Agreement, Fund Services is required to exercise reasonable care and is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance as administrator, except a loss resulting from willful misfeasance, bad faith, or negligence on the part of Fund Services in the performance of its duties under the Administration Agreement. The Administration Agreement remains in effect until terminated by either party. It may be terminated at any time, without the payment of any penalty, by the Board of Trustees upon 90 days’ prior written notice to Fund Services, or by Fund Services upon 90 days’ prior written notice to the Trust.

For all services provided pursuant to the Administration Agreement, the Fund Accounting Servicing Agreement (see below), the Custodian Agreement (see below), and the Transfer Agent Agreement (see below), Fund Services and its affiliates receive from the Funds an annual fee, payable monthly, based on the average daily net assets of all of the Funds. As of November 1, 2022, subject to certain fee waivers, the annual fee for the Hennessy Funds complex is equal to 0.10% of the first $2 billion of the average daily net assets, 0.07% of the next $2 billion, 0.06% of the next $2 billion, 0.05% of the next $1 billion, 0.04% of the next $3 billion, and 0.03% of the average daily net assets in excess of $10 billion, subject to a minimum annual fee for all mutual funds in the Hennessy Funds complex of $600,000. Prior to November 1, 2022, subject to certain fee waivers, the annual fee for the Hennessy Funds complex was equal to 0.12% of the first $2 billion of the average daily net assets, 0.10% of the next $2 billion, 0.06% of the next $2 billion, 0.05% of the next $1 billion, 0.04% of the next $3 billion, and 0.03% of the average daily net assets in excess of $10 billion, subject to a minimum annual fee for all mutual funds in the Hennessy Funds complex of $600,000.

During fiscal years 2022, 2021, and 2020, Fund Services received the following amounts in administration fees from the Funds:

	Fiscal Year Ended October 31, 2022	Fiscal Year Ended October 31, 2021	Fiscal Year Ended October 31, 2020
Cornerstone Growth Fund	$191,675	$192,483	$143,468
Focus Fund	$1,068,471	$1,265,170	$1,511,836
Cornerstone Mid Cap 30 Fund	$429,912	$441,039	$349,443
Cornerstone Large Growth Fund	$173,218	$177,858	$141,300
Cornerstone Value Fund	$330,192	$280,217	$252,175

Fiscal Year Ended October 31, 2022	Fiscal Year Ended October 31, 2021	Fiscal Year Ended October 31, 2020
Total Return Fund	$71,616	$72,976	$76,116
Equity and Income Fund	$128,779	$144,351	$153,536
Balanced Fund	$27,143	$26,789	$24,432
Energy Transition Fund	$—	$—	$30,529
Midstream Fund	$—	$—	$34,712
Gas Utility Fund	$642,113	$596,226	$752,394
Japan Fund	$610,229	$942,421	$723,092
Japan Small Cap Fund	$112,336	$119,757	$118,242
Large Cap Financial Fund	$76,387	$80,947	$57,584
Small Cap Financial Fund	$159,143	$151,103	$94,730
Technology Fund	$—	$—	$12,496

The American Gas Association provides administrative services to the Gas Utility Fund pursuant to an Administrative Services Agreement between the Gas Utility Fund and AGA. These administrative services include overseeing the calculation of the AGA Stock Index. ScottMadden performs the actual computations required to produce the AGA Stock Index and receives a fee for such calculations pursuant to a contractual arrangement with AGA. AGA does not furnish other securities advice to the Gas Utility Fund or the Investment Manager or make recommendations regarding the purchase or sale of securities by the Gas Utility Fund. Under the terms of an agreement approved by the Board of Trustees, AGA provides the Investment Manager with current information regarding the common stock composition of the AGA Stock Index no less than quarterly but may supply such information more frequently. In addition, AGA provides the Gas Utility Fund with information on the natural gas industry. The Gas Utility Fund pays AGA in its capacity as administrator a fee at an annual rate of 0.04% of the average daily net assets of the Gas Utility Fund.

During fiscal years 2022, 2021, and 2020, the Gas Utility Fund paid the following administration fees to AGA:

Fiscal Year Ended October 31, 2022	Fiscal Year Ended October 31, 2021	Fiscal Year Ended October 31, 2020
$226,539	$214,449	$275,361

ACCOUNTING SERVICES AGREEMENT

Fund Services also provides fund accounting services to the Funds pursuant to a Fund Accounting Servicing Agreement with the Trust (the “Fund Accounting Servicing Agreement”). For its accounting services, Fund Services and its affiliates are entitled to receive annual fees, payable monthly, based on the fee schedule set forth above under “THE ADMINISTRATOR.”

TRANSFER AGENT AND CUSTODIAN

Fund Services provides transfer agency services to Funds pursuant to a Transfer Agent Agreement with the Trust (the “Transfer Agent Agreement”). Under the Transfer Agent Agreement, Fund Services has

agreed to issue and redeem shares of each Fund, make dividend and other distributions to shareholders of each Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts, and make periodic reports to the Funds.

U.S. Bank, National Association (the “Custodian”), Custody Operations, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian for the Funds pursuant to a Custodian Agreement with the Trust (the “Custodian Agreement”). The Custodian and Fund Services are affiliates of each other. Under the Custodian Agreement, the Custodian is responsible for, among other things, receipt of and disbursement of funds from the Funds’ accounts, establishment of segregated accounts as necessary, and transfer, exchange, and delivery of Fund portfolio securities.

THE DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”), 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, serves as the distributor for the Funds pursuant to a distribution agreement with the Trust.

CODE OF ETHICS

The Trust and the Investment Manager have adopted a Code of Ethics pursuant to Rule 17j‑1 under the 1940 Act (“Rule 17j-1”). Such Code of Ethics permits Access Persons (as defined in Rule 17j‑1) of the Trust and the Investment Manager to invest in securities, including securities that may be purchased or held by the Funds, subject to receiving pre‑clearance of any personal securities transactions in securities other than direct obligations of the U.S. government, bankers’ acceptances, bank certificates of deposit, commercial paper, and high‑quality short‑term debt instruments, including repurchase agreements, and shares issued by open‑end registered investment companies. With certain exceptions, such Code of Ethics generally prohibits the purchase or sale of securities if the Access Person of the Trust or Investment Manager knows at the time of such purchase or sale that the security is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund. While Foreside, on behalf of the Distributor and its affiliates, has adopted a code of ethics that is compliant with Rule 17j-1, Foreside and the Distributor are not required to adopt a code of ethics pursuant to Rule 17j-1, in reliance on the exemption found in Rule 17j-1(c)(3).

Each sub‑advisor has adopted a Code of Ethics pursuant to Rule 17j‑1 that permits Access Persons of the sub‑advisor to invest in securities, including securities that may be purchased or held by the Funds, subject to following the procedures set forth in the personal securities transactions policy of the sub‑advisor.

PROXY VOTING POLICY

Information on how the Funds voted proxies during the most recent 12-month period ended June 30 is available on the Funds’ website, without charge, at www.hennessyfunds.com or the website of the SEC at http://www.sec.gov.

Funds Advised Solely by the Manager:

•	Cornerstone Growth Fund
•	Cornerstone Mid Cap 30 Fund
•	Cornerstone Large Growth Fund
•	Cornerstone Value Fund

•	Total Return Fund
•	Balanced Fund
•	Energy Transition Fund
•	Midstream Fund
•	Gas Utility Fund
•	Large Cap Financial Fund
•	Small Cap Financial Fund
•	Technology Fund
When the Funds listed above that follow a quantitative strategy or index strategy vote proxies relating to securities that they own, they follow the Wall Street Rule, which means that they vote in accordance with management’s recommendation. Based on the quantitative strategy or index strategy of such Funds, the portfolio managers of such Funds believe that following the Wall Street Rule is consistent with the economic best interests of the Funds’ investors. When the Hennessy Funds that are actively managed vote proxies relating to securities that they own, they generally follow the Wall Street Rule, but the portfolio managers of such Funds have discretion to vote in a manner that is different from management’s recommendation where they believe doing so would be in the economic best interests of the Funds’ investors. A Fund may not exercise voting authority on matters where the cost of voting would be high, such as with some foreign securities, or where the benefit to the Fund would be low, such as when casting a vote would not reasonably be expected to have a material effect on the value of the Fund’s investment.

There may be instances where the interests of the Investment Manager may conflict, or appear to conflict, with the interests of one of the Funds. In such instances, the Investment Manager votes in accordance with the Wall Street Rule regardless of whether the Fund follows a quantitative strategy or index strategy or is actively managed.

Sub-Advised Funds

The Board of Trustees has delegated authority for making voting decisions with respect to the portfolio securities of the Funds that are sub‑advised to the sub‑advisors of such Funds.

Broad Run Investment Management, LLC (Focus Fund)

The proxy voting policies and procedures of Broad Run address the responsibility of Broad Run to ensure that proxies received for portfolio securities held by the Focus Fund are voted in the best interest of the Focus Fund, including in those situations involving a conflict of interest between the Focus Fund on the one hand, and Broad Run or its affiliated persons, on the other hand. Such voting responsibilities must be exercised in a manner that is consistent with the general antifraud provisions of the Advisers Act, as well as Broad Run’s fiduciary duties under federal and state law to act in the best interest of its clients.

Proxies solicited for items of business with respect to issuers whose voting securities are owned by the Focus Fund must be voted in the best interests of the Focus Fund. Proxies are voted on a case‑by‑case basis in the best economic interest of the Focus Fund’s investors taking into consideration all relevant contractual obligations and other circumstances at the time of the vote. Broad Run may abstain from voting a proxy when the effect on the economic interests of investors in the Focus Fund or the value of the Focus Fund’s portfolio holding is indeterminable or insignificant or when the cost of voting the proxies outweighs the benefits, for example, when voting certain non‑U.S. securities.

FCI Advisors (Equity and Income Fund – fixed income allocation)

The proxy voting policies and procedures of FCI Advisors provide that it is FCI Advisors’ intention to vote on all proxy proposals for all securities held by the Equity and Income Fund in its fixed income allocation in a timely manner, unless abstaining on a particular ballot is seen to be in the best interests of the investors.

In some instances, a proxy vote may present a conflict between the interests of the Equity and Income Fund, on the one hand, and FCI Advisors’ interests or the interests of a person affiliated with FCI Advisors, on the other hand. In such a case, FCI Advisors must disclose this conflict to the Equity and Income Fund when the conflict arises and obtain its consent before voting. After the potential conflict analysis has been completed, all proxies that contain only routine director and auditor votes are voted automatically on FCI Advisors’ behalf by a proxy advisory service. FCI Advisors has proxy voting guidelines that address proxy voting on other types of matters, such as corporate governance, equity‑based compensation plans, corporate structure, and shareholder rights plans. For example, FCI Advisors generally:

•	votes for measures that act to increase the independence of the board of directors;
•	supports measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees;
•	votes for proposals that promote the exercise of investors’ rights; and
•	votes against shareholder rights plans.
The London Company of Virginia, LLC (Equity and Income Fund – equity allocation)

The London Company votes all proxies and act on other corporate actions for all securities held by the Equity and Income Fund in its equity allocation in a timely manner as part of its full discretionary authority over the equity allocation of the Equity and Income Fund.

The London Company votes the recommendation of Glass Lewis, a leading provider of independent, global proxy research, unless otherwise directed by the Equity and Income Fund or the Investment Manager. The London Company’s utmost concern when voting proxies for the Equity and Income Fund is that all decisions are made in the best interest of the equity allocation of the Equity and Income Fund. The London Company acts in a prudent and diligent manner intended to enhance the economic value of the assets of the Equity and Income Fund’s account and gives substantial weight to the recommendation of management on any issue.

The London Company also considers whether there are specific facts and circumstances that may give rise to a material conflict of interest on the part of The London Company voting the proxy. Should a proxy proposal raise a material conflict between the interests of The London Company and the Equity and Income Fund, it resolves the matter on a case‑by‑case basis, by abstaining from the vote, voting in accordance with the guidelines set forth by Glass Lewis, or voting the way The London Company feels is in the best interest of the Equity and Income Fund.

SPARX Asset Management Co., Ltd. (Japan Fund and Japan Small Cap Fund)

SPARX Japan has adopted a proxy voting policy (the “Policy”) that provides as follows:

•
SPARX Japan generally votes proxies in a manner consistent with decisions of the Investment Committee of SPARX Japan (the “Committee”), which makes voting decisions pursuant to its Equity Voting Guidelines (the “Guidelines”), unless otherwise permitted by the Policy (such as when specific interests and issues require that a client’s vote be cast differently from the Committee’s decision in order to act in the best economic interests of clients).

•
Where a material conflict of interest has been identified and the matter is covered by the Guidelines, proxies are voted in accordance with the Guidelines. Where a conflict of interest has been identified and the matter is not covered in the Guidelines, SPARX Japan discloses the conflict and the determination of the manner in which to vote to the Board of Directors of the Investment Manager.

The Guidelines address proxy voting on particular types of matters such as elections for directors, adoption of option plans, and antitakeover proposals. For example, the Committee’s decisions generally:

•	supports management in most elections for directors, unless there are clear concerns about the past performance of the company or the board fails to meet minimum corporate governance standards;
•
supports option plans that motivate participants to focus on long-term investor value and returns, encourage employee stock ownership, and more closely align employee interests with those of investors; and

•
votes for mergers, acquisitions, and sales of business operations, unless the impact on earnings or voting rights for one class or group of investors is disproportionate to the relative contributions of the group or the company’s structure following the acquisition or merger does not reflect good corporate governance, and vote against such actions if the companies do not provide sufficient information upon request concerning the transaction.

PORTFOLIO TRANSACTIONS

Subject to policies established by the Board of Trustees, the Investment Manager or a sub‑advisor, as applicable, is responsible for the execution of Fund transactions and the allocation of brokerage transactions for the Funds. As a general matter, in executing Fund transactions the Investment Manager or sub‑advisor may employ or deal with such brokers or dealers that, in the Investment Manager’s or sub‑advisor’s best judgment, may provide prompt and reliable execution of the transaction at favorable security prices and reasonable commission rates. In selecting brokers or dealers, the Investment Manager or sub‑advisor considers all relevant factors, including the price (together with the applicable brokerage commission or dealer spread), size of the order, nature of the market for the security, timing of the transaction, the reputation, experience, and financial stability of the broker-dealer, the quality of service, the difficulty of execution and operational facilities of the firm involved, and, in the case of securities, the firm’s risk in positioning a block of securities. Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a spread, which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time. Each Fund that invests in securities traded in the over‑the‑counter markets may engage in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. A Fund has no obligation to deal with any broker or group of brokers in the execution of Fund transactions.

The Investment Manager or sub‑advisor may select broker-dealers that provide it with research services and may cause a Fund to pay such broker-dealers commissions that exceed those that other broker‑dealers may have charged, if in the Investment Manager’s or sub‑advisor’s view the commissions are reasonable in relation to the value of the brokerage or research services provided by the broker-dealer. Research services furnished by brokers through which a Fund effects securities transactions may be used by the Investment Manager or sub‑advisor in advising other Funds or accounts and, conversely, research services furnished to the Investment Manager or sub‑advisor by brokers in connection with other Funds or accounts the Investment Manager or sub‑advisor advises may be used by the Investment Manager or sub‑advisor in advising a Fund. Information and research received from such brokers is in addition to, and not in lieu of, the services required to be performed by the Investment Manager under the Management Agreement or sub‑advisor under a sub‑advisory agreement. Each Fund may purchase and sell Fund portfolio securities to and from dealers who provide the Fund with research services. Fund transactions are not directed to dealers solely based on research services provided.

Investment decisions for each Fund and for other investment accounts managed by the Investment Manager or sub‑advisor are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may be made for a Fund and one or more of such other accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then allocated between the Fund and such other accounts as to amount according to a formula deemed equitable to the Fund and such other accounts. Although in some cases this practice could have a detrimental effect on the price or value of the security to a Fund or on such Fund’s ability to complete its entire order, in other cases the Investment Manager believes that coordination and the ability to participate in volume transactions is beneficial to the Fund.

The Funds paid the following amounts in portfolio brokerage commissions during fiscal years 2022, 2021, and 2020:

	Fiscal Year Ended October 31, 2022	Fiscal Year Ended October 31, 2021	Fiscal Year Ended October 31, 2020
Cornerstone Growth Fund	$494,572	$436,339	$283,295
Focus Fund	$95,764	$236,535	$301,979
Cornerstone Mid Cap 30 Fund	$1,256,491	$61,520	$685,449
Cornerstone Large Growth Fund	$114,003	$97,364	$96,413
Cornerstone Value Fund	$159,112	$190,944	$114,455
Total Return Fund	$4,688	$7,049	$10,548
Equity and Income Fund	$10,158	$14,538	$41,819
Balanced Fund	$1,304	$1,077	$1,753
Energy Transition Fund	$24,435	$58,337	$113,138
Midstream Fund	$72,148	$85,559	$121,359
Gas Utility Fund	$234,690	$201,924	$343,469
Japan Fund	$138,116	$132,958	$113,501

Fiscal Year Ended October 31, 2022	Fiscal Year Ended October 31, 2021	Fiscal Year Ended October 31, 2020
Japan Small Cap Fund	$51,264	$38,666	$52,054
Large Cap Financial Fund	$53,390	$44,706	$41,229
Small Cap Financial Fund	$127,560	$156,646	$206,880
Technology Fund	$28,950	$34,230	$23,523

During fiscal year 2022, information regarding portfolio brokerage commissions paid to brokers that provided research services to the Funds is as follows:

	Brokerage Commissions Paid	Total Transaction Amount on Which Brokerage Commissions Paid
Cornerstone Growth Fund	$137,352	$85,646,771
Focus Fund	$95,763	$239,033,983
Cornerstone Mid Cap 30 Fund	$381,665	$269,596,420
Cornerstone Large Growth Fund	$–	$–
Cornerstone Value Fund	$79,220	$132,301,796
Total Return Fund	$–	$–
Equity and Income Fund	$8,267.07	$26,635,257.64
Balanced Fund	$–	$–
Energy Transition Fund	$–	$–
Midstream Fund	$9,268	$3,348,669
Gas Utility Fund	$115,800	$149,278,802
Japan Fund	$–	$–
Japan Small Cap Fund	$–	$–
Large Cap Financial Fund	$3,150	$4,040,252
Small Cap Financial Fund	$9,184	$7,573,243
Technology Fund	$–	$–

PORTFOLIO TURNOVER

For reporting purposes, a Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded. The Investment Manager or sub‑advisor, as applicable, adjusts a Fund’s assets as it deems advisable, and portfolio turnover is not a limiting factor should the Investment Manager or sub‑advisor deem it advisable for a Fund to purchase or sell securities. High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses. See “VALUATION OF SHARES” and “CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES” below.

The portfolio turnover for each Fund for fiscal years 2022 and 2021 is listed below.

Fiscal Year Ended October 31, 2022	Fiscal Year Ended October 31, 2021
Cornerstone Growth Fund	102%	98%
Focus Fund	5%	4%
Cornerstone Mid Cap 30 Fund	176%	0%
Cornerstone Large Growth Fund	76%	68%
Cornerstone Value Fund	36%	41%
Total Return Fund	24%	19%
Equity and Income Fund	15%	26%
Balanced Fund	29%	31%
Energy Transition Fund	31%	74%
Midstream Fund	33%	40%
Gas Utility Fund	31%	15%
Japan Fund	21%	16%
Japan Small Cap Fund	45%	24%
Large Cap Financial Fund	78%	62%
Small Cap Financial Fund	27%	28%
Technology Fund	151%	200%

DISCLOSURE OF PORTFOLIO HOLDINGS

POLICY

The Funds’ policy regarding the disclosure of their portfolio holdings is that portfolio holdings information is not released to individual investors, institutional investors, financial intermediaries, rating and ranking organizations, non‑regulatory agencies, or other persons except that:

(1) The Funds release their portfolio holdings information as of each calendar quarter end to various rating and ranking services, including, but not limited to, Morningstar, Lipper, Standard & Poor’s, and Bloomberg. U.S. Bank Global Fund Services releases such information upon the authorization of an executive officer of the Funds. Portfolio holdings information for all Funds other than the Japan Fund and the Japan Small Cap Fund is generally released to various rating and ranking services as soon as it becomes available following a calendar quarter end, while portfolio holdings information for the Japan Fund and the Japan Small Cap Fund is generally released to various rating and ranking services on the 30th calendar day following a calendar quarter end.

(2) The Funds release their portfolio holdings information as of each calendar quarter end to investors in the Funds and other persons either by posting portfolio holdings information on their website or by providing portfolio holdings information upon the request of any such person. Portfolio holdings information for all Funds other than the Japan Fund and the Japan Small Cap Fund and portfolio holding information regarding the top 10 holdings of the Japan Fund and the Japan Small Cap Fund is generally released or available for release as soon as it becomes available following a calendar quarter end, while portfolio holdings information regarding all of the holdings for the Japan Fund and the Japan Small Cap Fund is generally released or available for release on the 30th calendar day following a calendar quarter end.

(3) By virtue of their duties and responsibilities, the third‑party service providers to the Funds generally have regular, daily access to the Funds’ portfolio holdings information. The service providers are subject to customary confidentiality agreements regarding the Funds’ information and may not release the Funds’ portfolio holdings information to anyone without the written authorization of an executive officer of the Funds.

(4) For the purposes of trading portfolio securities, the Investment Manager may from time to time provide brokers with trade lists that may reflect, in part or in total, the Funds’ portfolio holdings. The provision of such trade lists is subject to customary broker confidentiality agreements and trading restrictions.

(5) The Funds release their portfolio holdings information in their annual and semi‑annual reports on Form N‑CSR, on Form N-PORT, on Form 13F, and as requested or required by law to any governing or regulatory agency of the Funds.

(6) An executive officer of the Funds may, subject to confidentiality agreements and trading restrictions, authorize the release of the Funds’ portfolio holdings information for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Investment Manager, or to a newly hired investment adviser or sub-adviser.

(7) The Chief Compliance Officer of the Funds or an executive officer of the Investment Manager may authorize the release of portfolio holding information on an exception basis provided that:

a) such person determines that such a release would be beneficial to the Funds’ investors; and

b) the holdings are as of the end of a calendar month.

Under no circumstances may the Funds, the Investment Manager, or any Trustee, officer, or employee of the Funds or the Investment Manager receive any compensation for the disclosure of the Funds’ portfolio holdings information.

There may be instances where the interests of a Fund’s shareholders respecting the disclosure of information about portfolio securities may conflict or appear to conflict with the interests of a Service Provider or an affiliated person of the Fund (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board of Trustees, and the Board of Trustees must be afforded the opportunity to determine whether to allow such disclosure.

PROCEDURE

Each year, an officer of the Funds sends a written authorization to U.S. Bank Global Fund Services authorizing it to release the Funds’ portfolio holdings information to rating and ranking services in accordance with the policy described above. U.S. Bank Global Fund Services thereafter releases the Funds’ portfolio holdings information as of each calendar quarter end to various rating and ranking services in accordance with the policy described above.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Investors may purchase and redeem shares of each Fund on each day that the New York Stock Exchange, Inc. (“NYSE”) is open for trading (a “Business Day”). Currently, the NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. When any of the aforementioned holidays falls on a Saturday, the NYSE is not open for trading the preceding Friday, and when any such holiday falls on a Sunday, the NYSE is not open for trading the succeeding Monday, in each case unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period. The NYSE may also close for trading on national days of mourning or due to natural disaster or other extraordinary events or emergencies. Purchases and redemptions of the shares of each Fund are effected at their respective NAVs per share determined as of the close of the NYSE (normally 4:00 p.m. Eastern time) on that Business Day. The time at which the transactions are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. Eastern time. When the NYSE closes early on a valuation day, each Funds calculates its NAV as of such early closing time. On a day when the NYSE is closed, the Funds do not determine their NAVs, and investors may not purchase or redeem Fund shares.

The Hennessy Funds may suspend redemption privileges of shares of any Fund or postpone the date of payment during any period (i) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Hennessy Funds to dispose of securities owned by them or to determine fairly the value of their assets, or (iii) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder’s cost, depending on the market value of the relevant Fund’s securities at the time.

The Hennessy Funds employs reasonable procedures to confirm that instructions communicated by telephone are genuine. The Hennessy Funds use some or all of the following procedures to process telephone redemptions: (i) requesting a shareholder to correctly state some or all of the following information: account number, name(s), social security number registered to the account, personal identification, banking institution, bank account number, and the name in which the bank account is registered; (ii) recording all telephone transactions; and (iii) sending written confirmation of each transaction to the registered owner.

The Funds expect to use various techniques to honor requests to redeem shares of the Funds, including, but not limited to (i) available cash, (ii) short-term investments, (iii) interest, dividend income, and other monies earned on portfolio investments, and (iv) proceeds from the sale or maturity of portfolio holdings. The Funds may also draw on an uncommitted line of credit to manage their liquidity needs.

The payment of the redemption price may be made in money or by a distribution of securities from a Fund’s portfolio (referred to as an in‑kind distribution) or partly in money and partly in kind, as determined by the Board of Trustees. However, each Fund has elected to be governed by Rule 18f‑1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in money up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. While governed by Rule 18f‑1 under the 1940 Act, such election may not be revoked without the approval of the SEC. It is contemplated that if a Fund should redeem in kind, securities distributed would be valued as described below under “VALUATION OF SHARES,” and investors would incur brokerage commissions in disposing of such securities. If a Fund makes an in‑kind distribution, the Fund may do so in the form of pro rata portions of the Fund’s portfolio, individual securities, or a representative basket of securities; provided that the Fund does not distribute depository receipts representing foreign securities. It is not expected that a Fund would make in‑kind distributions except in unusual circumstances. If an investor receives an in-kind distribution, the investor would be exposed to market risk until the readily marketable securities are converted to cash, and the investor may incur transaction expenses in converting these securities to cash.

Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of the Fund by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of a Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.

Each Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund. In considering a shareholder’s trading activity, a Fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds. If frequent trading or market timing is detected, a Fund, based on its assessment of the severity of the market timing, may take one or more of the following actions: (i) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (ii) freeze the account demonstrating the activity from transacting further subscriptions; or (iii) close the account demonstrating frequent trading activity.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

ABANDONED PROPERTY

It is important that the Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds. Upon receiving returned mail, the Funds attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they determine whether the investor’s account has legally been abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

Shareholders that reside in the state of Texas may designate a representative to receive escheatment notifications by completing and submitting a designation form that can be found on the website of the Texas Comptroller. While the designated representative does not have any rights to claim or access the shareholder’s account or assets, the escheatment period ceases if the representative communicates knowledge of the shareholder’s location and confirms that the shareholder has not abandoned his or her property. If a shareholder designates a representative to receive escheatment notifications, any escheatment notices are delivered to both the shareholder and the designated representative. A completed designation form may be mailed to the Funds (if shares are held directly with the Funds) or to the shareholder’s financial intermediary (if shares are not held directly with the Funds).

VALUATION OF SHARES

The NAV for the shares of each Fund normally is determined on each day the NYSE is open for trading. The net assets of each Fund are valued as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each Business Day. Each Fund’s NAV per share is calculated separately.

The Board of Trustees has appointed the Investment Manager as the Funds’ valuation designee under Rule 2a‑5 of the 1940 Act to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the valuation designee, the Investment Manager has established procedures for its fair valuation of the Funds’ portfolio investments.

For each Fund, the NAV per share is computed by dividing (i) the value of the securities held by the Fund plus any cash or other assets, less its liabilities, by (ii) the number of outstanding shares of the Fund, and adjusting the result to the nearest full cent. Securities listed on the NYSE, NYSE AMEX Equities, or other national exchanges (other than The Nasdaq Stock Market) are valued at the last sale price on the date of valuation, and securities that are traded on The Nasdaq Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. Bonds and other fixed-income securities are valued using market quotations provided by dealers and also may be valued on the basis of prices provided by pricing services when the Investment Manager believes that such prices reflect the fair market value of such securities. If there is no sale in a particular security on such day, the security is valued at the mean between the bid and ask prices. Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Investment Manager. Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Investment Manager best to reflect their full value. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Using fair value pricing means that the Funds’ NAV reflects the affected portfolio securities’ value as determined in the judgment of the Investment Manager instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs.

CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS

IN VIEW OF THE COMPLEXITIES OF U.S. FEDERAL AND OTHER INCOME TAX LAWS APPLICABLE TO REGULATED INVESTMENT COMPANIES, A PROSPECTIVE SHAREHOLDER IS URGED TO CONSULT WITH, AND RELY SOLELY UPON, SUCH INVESTOR’S TAX ADVISORS TO UNDERSTAND FULLY THE U.S. FEDERAL, STATE, LOCAL, AND FOREIGN TAX CONSEQUENCES TO SUCH INVESTOR OF AN INVESTMENT BASED ON SUCH INVESTOR’S PARTICULAR FACTS AND CIRCUMSTANCES. THIS SUMMARY IS NOT INTENDED TO BE, AND SHOULD NOT BE CONSTRUED AS, LEGAL OR TAX ADVICE.

The following information supplements and should be read in conjunction with the section in the Fund Prospectus titled “Tax Information.” The Fund Prospectus generally describes the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local, or foreign tax matters.

A shareholder’s tax treatment may vary depending on the shareholder’s particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. A shareholder may also be subject to special rules not discussed below if they are a certain kind of shareholder, including, but not limited to, an insurance company, a private foundation, a tax-exempt organization, a financial institution or broker-dealer, a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or political subdivision thereof, a shareholder who holds Fund shares as part of a hedge, straddle, or conversion transaction, a shareholder who does not hold Fund shares as a capital asset, or an entity taxable as a partnership for U.S. federal income tax purposes or investors in such an entity.

The Trust has not requested, and does not plan to request, an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below, and such positions could be sustained. In addition, the following discussion and the discussion in the Fund Prospectus address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

It is intended that each Fund, other than the Midstream Fund, qualifies for treatment as a RIC under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund is treated as a separate entity for U.S. federal income tax purposes, and each Fund separately determines its income, gains, losses, and expenses for U.S. federal income tax purposes. Because the Midstream Fund is treated as a C corporation, it is not taxed as a RIC. As a result, the remainder of this section applies to all Funds other than the Midstream Fund.

Because each Fund is treated as a separate entity for U.S. federal income tax purposes, the provisions of the Code applicable to RICs generally apply separately to each Fund even though each Fund is a series of the Trust. In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income attributable to its business of investing in such stock, securities, or foreign currencies (including, but not limited to, gains from options, futures, or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund’s principal business of investing in stock, securities, options, or futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, is treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the RIC.

In general, gold and other precious metals do not constitute qualifying assets, and gain derived from the sale of gold or other precious metals does not constitute qualifying income. To reduce the risk that the investments of a Fund, such as the Energy Transition Fund, in gold, silver, platinum, and palladium bullion, whether held directly or indirectly, may result in the Fund’s failure to satisfy the requirements of Subchapter M, the portfolio managers endeavor to manage each Fund’s portfolio so that (i) less than 10% of the Fund’s gross income each year is derived from its investments in gold, silver, platinum, and palladium bullion, and (ii) less than 50% of the value of the Fund’s assets, at the end of each quarter, is invested in gold, silver, platinum, and palladium bullion or other non-qualifying assets.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the fair market value of its gross assets consists of (a) cash and cash items (including receivables), U.S. Government Securities, and securities of other RICs, and (b) securities of any one issuer (other than those described in clause (a)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(b)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting the diversification requirement of clause (i)(b), the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

If a Fund fails to satisfy any of the qualifying income or diversification requirements in any taxable year, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirement. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions were not available or could not be met, such Fund would be taxed in the same manner as an ordinary corporation, which is described below.

In addition, with respect to each taxable year, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes (i) its ordinary income and the excess of any net short-term capital gain over net long‑term capital loss and (ii) at least 90% of its net tax‑exempt interest income earned for the taxable year. If a Fund meets all of the RIC qualification requirements, it generally is not subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year such distribution is actually distributed. However, if a Fund declares a distribution to shareholders of record in October, November, or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders are treated as if the Fund paid the distribution on December 31 of the first year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.

Moreover, a Fund may retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it is subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who would then (i) be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund is increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

If, for any taxable year, a Fund fails to qualify as a RIC and is not eligible for relief as described above, it is taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders are taxable as dividend income. To requalify as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay taxes on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of 10 years, in order to requalify as a RIC in a subsequent year.

Equalization Accounting

Each Fund may use the equalization method of accounting to allocate a portion of its earnings and profits (which generally equals a Fund’s undistributed investment company taxable income and net capital gain, with certain adjustments) to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally does not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization methods that may be used by a Fund, and thus a Fund’s use of these methods may be subject to IRS scrutiny.

Capital Loss Carryforwards

Each Fund other than the Midstream Fund may carry forward indefinitely a net capital loss to offset its capital gain. The excess of such Fund’s net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess of a Fund’s net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. If future capital gain is offset by capital loss carryforwards, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gain. The Funds cannot carry back or carry forward any net operating losses.

The Midstream Fund may carry forward five years a net capital loss to offset any future realized capital gains.

As of October 31, 2022, the below Funds had capital loss carryforwards as follows:

	Amount	Expiration Date
Energy Transition Fund	$18,453,870	Indefinite ST
	$21,841,207	Indefinite LT
Midstream Fund	$4,512,944	10/31/2023
	$8,971,423	10/31/2024
	$7,178,863	10/31/2025
Japan Fund	$13,400,862	Indefinite ST
	$9,301,859	Indefinite LT
Japan Small Cap Fund	$1,435,573	Indefinite ST

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carryforwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and may engage in reorganizations in the future.

Net Operating Loss Carryforwards

The Midstream Fund may carry forward indefinitely any net operating loss arising in a tax year ending after December 31, 2018. As of October 31, 2022, the Fund had a net operating loss carryforward of $1,587,454 with no expiration date.

Excise Tax

If a Fund were to fail to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Fund would be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax‑exempt interest income, if any). For these purposes, a Fund is treated as having distributed any amount on which it is subject to corporate‑level U.S. federal income tax for the taxable year ending within the calendar year. Each Fund generally intends to distribute, or be deemed to have distributed, substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year, and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by a Fund is determined to be de minimis).

Taxation of Distributions

Distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and other distributions on a Fund’s shares generally are subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares acquired at a time when the Fund’s NAV reflects gains that are either unrealized or realized but not distributed. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year, and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits first are treated as a return of capital up to the amount of a shareholder’s tax basis in the shareholder’s Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits, from time to time.

For U.S. federal income tax purposes, distributions of investment income and distributions of gains from the sale of investments that a Fund owned for one year or less typically are taxable as ordinary income. Distributions properly reported in writing by a Fund as capital gain dividends are taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s net capital gain for the taxable year) regardless of how long a shareholder has held Fund shares, and such distributions do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund reports capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Fund’s taxable year.

Fluctuations in foreign currency exchange rates may result in foreign exchange gain or loss on transactions in foreign currencies, foreign currency-denominated debt obligations, and certain foreign currency options, futures contracts, and forward contracts. Such gains or losses are generally characterized as ordinary income or loss for tax purposes. A Fund must make certain distributions in order to qualify as a

RIC, and the timing of and character of transactions such as foreign currency-related gains and losses may result in the fund paying a distribution treated as a return of capital. Such distribution is nontaxable to the extent of the recipient’s basis in its shares.

Some states do not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper, and repurchase agreements collateralized by U.S. Government Securities generally do not qualify for state tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges such shareholder’s Fund shares, subject to the discussion below, such shareholder generally recognizes a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder’s tax basis in the shares. This gain or loss is long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange and as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund’s shares generally is not taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally is treated as having been incurred in the new purchase. In addition, if a shareholder recognizes a loss on a disposition of Fund shares, the loss is disallowed under the wash sale rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally is reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share would be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan, then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund is eligible to file an annual election with the IRS pursuant to which the Fund may pass through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, even if a Fund qualifies for the election for any year, it may decide not to make the election for such year. If a Fund does not make such election, then shareholders cannot claim a credit or deduction with respect to foreign taxes paid or withheld. If a Fund were to elect to pass through its foreign taxes paid in a taxable year, the Fund would furnish a written statement to its shareholders reporting each shareholder’s proportionate share of the Funds’ foreign taxes paid.

Even if a Fund qualifies for the election, foreign income and similar taxes only pass through to the Fund’s shareholders if the Fund and its shareholders meet certain holding period requirements.

If a Fund makes the election, the Fund is permitted to claim a credit or deduction for foreign taxes paid in that year and the Fund’s dividends-paid deduction is increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements and certain other requirements must include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If the shareholder claims a credit for foreign taxes paid, the credit is limited to the extent it exceeds the shareholder’s federal income tax attributable to foreign source taxable income. If the credit is attributable wholly or in part to qualified dividend income (as defined below), special rules are used to limit the credit in a manner that reflects any resulting dividend rate differential. Only the Japan Fund and Japan Small Cap Fund may be eligible to make the foregoing election for any tax year.

In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign‑source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.

Cost Basis Reporting

In general, each Fund must report cost basis information to its shareholders and the IRS for redemptions of covered shares. Fund shares purchased on or after January 1, 2012, generally are treated as covered shares, and Fund shares purchased before January 1, 2012, and shares without complete cost basis information generally are treated as noncovered shares. Fund shareholders should consult their tax advisers to obtain more information about how these cost basis rules apply to them and determine which cost basis method allowed by the IRS is best for them.

TAXATION OF THE MIDSTREAM FUND AS A C CORPORATION

Because the Midstream Fund is treated as a C corporation, it is not taxed as a RIC under the Code. Instead, it is taxed in the same manner as an ordinary corporation, without any deduction for its distributions to shareholders, and generally is subject to U.S. federal income tax on its taxable income at the rate applicable to corporations. In addition, as a regular corporation, the Midstream Fund may be subject to state and local taxes in multiple states because of its investments in equity securities of MLPs. Therefore, the Midstream Fund may have state and local tax liabilities in multiple states, which would reduce the Fund’s cash available to make distributions on the shares. The extent to which the Midstream Fund is required to pay U.S. federal, state, or local corporate income, franchise, or other corporate taxes could materially reduce the Fund’s cash available to make distributions on the shares.

A beneficial owner of Midstream Fund shares is a U.S. holder for U.S. federal income tax purposes if such beneficial owner is (i) a citizen or resident of the United States, (ii) a U.S. domestic corporation, (iii) an estate the income of which is subject to U.S. federal income taxation, regardless of its source, or (iv) a trust, if a U.S. court can exercise primary supervision over the trust’s administration and one or more U.S. persons are authorized to control all substantial decisions of the trust.

If an entity treated as a partnership for U.S. federal income tax purposes holds Midstream Fund shares, the tax treatment of a partner generally depends on the status of the partner and the activities of the partnership. Any such partner having an interest in Midstream Fund shares should consult such partner’s own tax advisor.

Net Operating Losses

Net operating losses of the Midstream Fund can be carried forward indefinitely. For net operating losses arising in tax years beginning after December 31, 2017, the Midstream Fund is subject to an annual limit of 80% on the amount of taxable income that such net operating losses can offset. No such limitation is imposed on the use of net operating losses that arose in earlier taxable years. Net operating losses of the Midstream Fund arising in taxable years ending after December 31, 2017, cannot be carried back to prior taxable years.

Capital Losses

The Midstream Fund may deduct capital losses to the extent of its capital gains. Any excess capital losses cannot be deducted from its ordinary income. The Midstream Fund generally can carry back its capital losses in excess of its capital gains for the current year for three years, and can carryforward any capital losses for five years.

Distributions

If the Midstream Fund pays distributions of cash or property with respect to its stock, those distributions generally constitute dividends for U.S. federal income tax purposes to the extent paid from its current or accumulated earnings and profits, as determined under U.S. federal income tax principles. If a distribution exceeds the Midstream Fund’s current and accumulated earnings and profits, the excess is treated as a tax-free return of the U.S. holder’s investment, up to such holder’s tax basis in its shares of such stock. Any remaining excess is treated as capital gain, subject to the tax treatment described below under the heading “Gain on Sale, Exchange, or Other Taxable Disposition.”

Gain on Sale, Exchange, or Other Taxable Disposition

Upon the sale, exchange, or other taxable disposition of Midstream Fund shares, a U.S. holder generally recognizes capital gain or loss in an amount equal to the difference between (i) the amount of cash plus the fair market value of any property received and (ii) such U.S. holder’s tax basis in such common shares sold, exchanged, or otherwise disposed. Such gain or loss generally is long-term capital gain or loss if, at the time of the sale or other disposition, the common shares have been held by the U.S. holder for more than one year. Preferential tax rates may apply to long-term capital gain of a U.S. holder that is an individual, estate, or trust. Deductions for capital losses are subject to significant limitations.

TAX-DEFERRED PLANS

Shares of the Funds may be available for a variety of tax-deferred retirement and other tax‑advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans or accounts.

A 1.4% excise tax is imposed on the net investment income of certain private colleges and universities. This only applies to private institutions with endowments valued at $500,000 per full‑time student or more, subject to other limitations. Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.

Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a real estate mortgage investment conduit (“REMIC”) can create complex U.S. federal income tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

Special tax consequences apply to charitable remainder trusts (“CRTs”) (as defined in Section 664 of the Code) that invest in RICs that in turn invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (“TMPs”). CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

TAXATION OF INVESTMENTS

In general, realized gains or losses on the sale of securities held by a Fund are treated as capital gains or losses or, if the Fund has held the disposed securities for more than one year at the time of disposition, as long-term capital gains or losses.

MLPs

Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. An MLP usually is treated as a partnership under the Code, and its partnership interests or “units” are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, income, and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards, and options with respect to commodities. For this purpose, mineral or natural resources activities include exploration, development, production, mining, refining, marketing, and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber, or industrial source carbon dioxide.

A typical MLP consists of a general partner and limited partners, although an MLP may also be established as a limited liability company and still receive partnership taxation treatment under the Code. The general partner of an MLP manages the partnership, has an ownership stake in the partnership, and is eligible to receive an incentive distribution in some cases. The limited partners provide capital to the partnership, receive common units of the partnership, have a limited role in the operation and management of the partnership, and are entitled to receive cash distributions with respect to their units. Currently, most MLPs operate in the Energy, Natural Resources, and Real Estate sectors. Due to their partnership structure, MLPs generally do not pay income taxes. Thus, unlike investors in corporate securities, direct MLP investors generally are not subject to double taxation (i.e., corporate level tax and tax on corporate dividends).

Historically, MLPs are treated as partnerships for U.S. federal income tax purposes and have been able to offset a significant portion of their taxable income with tax deductions, including depreciation and amortization expense deductions. A change in current tax law, or a change in the business of a given MLP, could result in an MLP (otherwise treated as a partnership) to become treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would require such MLP to pay U.S. federal income tax, excise tax, or other forms of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and could cause any such distributions received by the Funds to be taxed as dividend income, return of capital, or capital gain. Thus, if any MLP owned by the Funds were treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Funds with respect to its investment in such MLP could be materially reduced, which could cause a material decrease in the NAV of the Funds’ shares.

Furthermore, because an MLP itself does not pay federal income tax, its income or loss is allocated to its shareholders regardless of whether the shareholders receive any cash payment from the MLP. MLPs generally make quarterly cash distributions. Although they resemble corporate dividends, MLP distributions are treated differently. An MLP distribution is treated as a return of capital to the extent of the shareholder’s basis in the MLP interest and, to the extent that the distribution exceeds the shareholder’s basis in the MLP interest, capital gain. The shareholder’s original basis is the price paid for the units. The basis is adjusted downward with each distribution and allocation of deductions (such as depreciation) and losses, and upwards with each allocation of income. When the units are sold, the taxable gain or loss associated with such sale is based on the difference between the adjusted cost basis (which was reduced by prior return of capital distributions and allocations of deductions and increased by allocations of income) and the sale price. In certain situations, that may result in a taxable gain on the sale even though the sale price was lower than the original investment. The shareholder generally is not taxed as of a result of distributions until (i) MLP units are sold and taxes are paid on the gain, which gain may have increased because of basis decreases that were created by prior distributions, or (ii) the shareholder’s basis reaches zero.

Debt Obligations

If a Fund purchases a debt obligation with original issue discount (“OID”), which generally means a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero‑coupon bond or payment-in-kind bond, the Fund typically must include in its annual taxable income a portion of the OID as ordinary income even though the Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if a Fund purchases a debt obligation with market discount, which generally means a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID), the Fund typically must include in its annual taxable income a portion of the market discount as ordinary income even though the Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. A Fund generally must make distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. The Fund might sell securities that the Fund otherwise would have continued to hold in order to obtain cash to pay such distributions, which could be disadvantageous for the Fund’s shareholders.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, the Fund may have special tax issues. U.S. federal income tax rules are not entirely clear about when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. If a Fund (other than the Midstream Fund) were to invest in such securities, it would address these and other related issues to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Options

If an option granted by a Fund is sold, lapses, or otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund realizes a short-term capital gain or loss depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option could be deferred if they result from a position that is part of a straddle position, an explanation of which is included below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally adds the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option granted by it, the Fund generally subtracts the premium received from its cost basis in the securities purchased.

Certain Futures Contracts, Foreign Currency Contracts, and Non-Equity Listed Options

Some regulated futures contracts, certain foreign currency contracts, and non-equity listed options used by a Fund may be deemed Section 1256 contracts. A Fund is required to treat any such contracts held at the end of the taxable year as if they had been sold on the last day of that year at market value under the mark-to-market rule. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market rule, generally is treated as long‑term capital gain or loss, and the remaining 40% is treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark‑to‑market rule and the 60%/40% rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Certain Foreign Currency Gains and Losses

Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under U.S. Treasury regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year is not deductible by the Fund or its shareholders in future years.

Straddles

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute straddles. Straddles include offsetting positions in actively traded personal property. The tax treatment of straddle” is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Code, described above. If a Fund is treated as entering into straddle and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, then such straddle could be characterized as a mixed straddle. A Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund could be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount that must be distributed to shareholders and taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a situation where a Fund had not engaged in such transactions.

Constructive Sales and Ownership

If a Fund enters into a constructive sale of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund is treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including (i) a short sale, (ii) an offsetting notional principal contract, (iii) a futures or forward contract, or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales depends on a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale are recognized when the Fund disposes of the position. The character of such losses depends on a Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

Certain Derivatives

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund (other than the Midstream Fund) as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for a Fund to qualify as a RIC may limit the extent to which a Fund (other than the Midstream Fund) engages in derivatives transactions.

REITs and REMICs

Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally do not constitute qualified dividend income and do not qualify for the dividends-received deduction. Taxable ordinary dividends received and distributed by a Fund on its REIT holdings may be eligible to be reported by the Fund, and treated by individual shareholders, as “qualified REIT dividends” that are eligible for a 20% deduction on its federal income tax returns. Individuals must satisfy holding period and other requirements in order to be eligible for this deduction. Without further legislation, the deduction would sunset after 2025. Shareholders should consult their own tax professionals concerning their eligibility for this deduction.

Direct or indirect investments in residual interests in REMICs or in other interests may be treated as TMPs for U.S. federal income tax purposes. Under IRS guidance, a Fund must allocate “excess inclusion income” received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k), and qualified pension plans, as well as individual retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a disqualified organization (as defined in the Code) is a record holder of a share in a Fund, then the Fund is subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. A Fund may or may not make such an election.

PFICs and CFCs

Passive foreign investment companies (“PFICs”) are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce, or are held for the production of, such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on excess distributions received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions are characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

A Fund may not pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments, but there can be no assurance that they would be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by a Fund attributable to income and gains derived from PFICs are not eligible to be treated as qualified dividend income.

If a Fund owns 10% or more of either the voting power or value of the stock of a controlled foreign corporation (“CFC”), such corporation is not treated as a PFIC with respect to the Fund. In general, a Fund may be required to recognize dividends from a CFC before actually receiving any dividends. There may also be a tax imposed on a U.S. shareholder’s aggregate net CFC income that is treated as global intangible low‑taxed income. As a result, a Fund may be required to recognize income sooner than it otherwise would.

Additional Information

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund could involve complex tax rules that could result in income or gain recognition by a Fund without corresponding current cash receipts. Although a Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by the Fund. In such case, the Fund may distribute cash derived from other sources to meet the minimum distribution requirements described above, which may require the Fund to liquidate investments prematurely.

Notwithstanding the foregoing, accrual method taxpayers are required to recognize gross income under the “all events test” no later than when such income is recognized as revenue in an applicable financial statement (e.g., an audited financial statement that is used for reporting to partners). This rule may require the Fund to recognize income earlier than as described above.

U.S. FEDERAL INCOME TAX RATES

Non‑corporate Fund shareholders (i.e., individuals, trusts, and estates) currently are taxed at a maximum rate of 37% on ordinary income and 20% on net capital gain.

In general, qualified dividend income realized by non‑corporate Fund shareholders is taxable at the same rate as net capital gain. Qualified dividend income is dividend income attributable to certain U.S. and foreign corporations, as long as certain holding period requirements are met. If less than 95% of the income of a Fund, other than the Midstream Fund, is attributable to qualified dividend income, then typically only the portion of the Fund’s distributions that is attributable to qualified dividend income and reported in writing as such in a timely manner is treated as qualified dividend income in the hands of individual shareholders. Payments received by a Fund, other than the Midstream Fund, from securities lending, repurchase, and other derivative transactions ordinarily do not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners.

The current maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 21%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from a Fund may qualify for the dividends-received deduction applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer is affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, and sources of income.

In addition, non-corporate Fund shareholders generally are subject to an additional 3.8% tax on their net investment income, which usually includes taxable distributions received from the corresponding Fund and taxable gain on the disposition of Fund shares if the shareholders meets a taxable income test.

Under the Foreign Account Tax Compliance Act (“FATCA”) U.S. federal income tax withholding at a 30% rate is imposed on dividends and proceeds of redemptions in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Funds do not pay any additional amounts in respect to any amounts withheld.

INFORMATION REPORTING AND BACKUP WITHHOLDING

Distributions on, and the payment of the proceeds of a disposition of, a Fund share generally is subject to information reporting if made within the United States or through certain U.S.-related financial intermediaries. Information returns must be filed with the IRS, and copies of information returns may be made available to the tax authorities of the country in which a holder resides or is incorporated under the provisions of a specific treaty or agreement.

A Fund generally is required to withhold and remit to the U.S. Treasury, subject to exemptions such as those for certain corporate or foreign shareholders, an amount equal to 24% of all distributions and redemption proceeds (including proceeds from exchanges and in-kind redemptions) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct taxpayer identification number (“TIN”), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder’s U.S. federal income tax liability and may obtain a refund of any excess amounts withheld as long as the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. State backup withholding may also be required to be withheld by the Funds under certain circumstances.

FOREIGN SHAREHOLDERS

For purposes of this discussion, foreign shareholders include (i) nonresident alien individuals, (ii) foreign trusts (i.e., any trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., estates whose income is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, distributions made to foreign shareholders are subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign‑source dividend and interest income) that, if paid to a foreign person directly, would not be subject to such withholding.

Under legislation that has been available from time to time, a Fund could report in writing to its shareholders certain distributions made to foreign shareholders that would not be subject to U.S. federal income tax withholding where the distribution is attributable to specific sources (such as portfolio interest and short-term capital gain), certain requirements are met and the Fund makes appropriate designations to pay such exempt distributions. Even if a Fund realizes income from such sources, no assurance can be made that the Fund would meet such requirements or make such designations. Where Fund shares are held through an intermediary, even if a Fund makes the appropriate designation, the intermediary may withhold U.S. federal income tax.

Capital gains dividends and gains recognized by a foreign shareholder on the redemption of Fund shares generally are not subject to U.S. federal income tax withholding, provided that certain requirements are satisfied.

Under FATCA, a withholding tax of 30% is imposed on dividends on, and the gross proceeds of a disposition of, Fund shares paid to certain foreign shareholders unless various information reporting requirements are satisfied. Such withholding tax generally applies to non-U.S. financial institutions, which are defined for this purpose as non-U.S. entities that (i) accept deposits in the ordinary course of a banking or similar business, (ii) are engaged in the business of holding financial assets for the account of others, or (iii) are engaged, or hold themselves out as being engaged, primarily in the business of investing, reinvesting, or trading in securities, partnership interests, commodities, or any interest in such assets. Prospective foreign shareholders are encouraged to consult their tax advisors regarding the implications of FATCA on their investment in a Fund.

Before investing in a Fund’s shares, a prospective foreign shareholder should consult with its own tax advisors, including whether the shareholder’s investment can qualify for benefits under an applicable income tax treaty.

TAX SHELTER REPORTING REGULATIONS

Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more, or if a corporate shareholder recognizes a loss of $10 million or more, with respect to Fund shares, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but shareholders of a RIC are not exempt under current guidance. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

TAX LEGISLATION

Prospective shareholders should recognize that the present U.S. federal income tax treatment of the Funds and their shareholders may be modified by legislative, judicial, or administrative actions at any time, which may be retroactive in effect. The rules addressing U.S. federal income taxation are constantly under review by Congress, the IRS, and the U.S. Treasury, and statutory changes, as well as promulgation of new regulations, revisions to existing statutes, and revised interpretations of established concepts, occur frequently. You should consult your advisers concerning the status of legislative proposals that may pertain to holding Fund shares.

The foregoing summary does not describe fully the income and other tax consequences of an investment in a Fund. Fund investors are strongly urged to consult with their tax advisers, with specific reference to their own respective situations, regarding the potential tax consequences of an investment in a Fund.

DESCRIPTION OF CERTAIN INSTRUMENTS

Bankers’ Acceptances. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Certificates of Deposit. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

U.S. Government Agency and Instrumentality Obligations. Obligations issued by agencies and instrumentalities of the U.S. government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government‑sponsored instrumentalities if it is not obligated to do so by law. A Fund invests in the obligations of such instrumentalities only when its portfolio managers believe that the credit risk with respect to the instrumentality is minimal.

U.S. Treasury Securities. U.S. Treasury securities are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government. These obligations may include Treasury bills, notes, and bonds, and issues of agencies and instrumentalities of the U.S. government, as long as obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government.

ANTI-MONEY LAUNDERING PROGRAM

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“PATRIOT Act”). To ensure compliance with this law, the Program provides for the development of internal practices, procedures, and controls, designation of anti‑money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and Fund Services have established proper anti-money laundering procedures, reporting suspicious or fraudulent activity, and performing a complete and thorough review of all new opening account applications. No Fund may transact business with any person or legal entity whose identity and whose beneficial owners, if applicable, cannot be adequately verified under the provision of the PATRIOT Act.

As a result of the Program, the Funds may be required to freeze the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

OTHER INFORMATION

DISTRIBUTION PLANS

The Board of Trustees has adopted a separate Distribution (Rule 12b‑1) Plan (a “Plan”) on behalf of Investor Class shares of each Fund pursuant to Rule 12b-1 under the 1940 Act. The Plans were adopted in anticipation that the Funds would benefit from the Plans through increased sales of shares, thereby spreading each Fund’s fixed expenses over a greater base and providing the Fund with an asset size that allows greater flexibility in the management of its portfolio. The Plans allow the Funds to reimburse eligible expenses actually incurred by the Funds.

The Plans authorize payments by the Funds in connection with the distribution of their shares at an annual rate set by the Board of Trustees of up to 0.25% of the average daily net assets of the Funds. Despite the currently set rate of 0.15% for all Funds, the Board of Trustees is authorized to set the annual rate of all Funds at up 0.25% pursuant to previous shareholder approval. Amounts paid under a Plan by a Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature. Amounts may also be spent on the cost of implementing and operating the Plan and the payment of capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead costs. A Fund may reimburse the Distributor for expenses it pays on behalf of such Fund that are eligible to be paid under the applicable Plan. To the extent any activity is one that a Fund may finance without a plan pursuant to Rule 12b‑1, the Fund may also make payments to finance such activity outside of its Plan and not subject to its limitations.

The Plan for a particular Fund may be terminated by such Fund at any time by a vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in such Plan or any agreement related thereto (the “Rule 12b-1 Trustees”) or by a vote of a majority of the outstanding shares of such Fund. Any change in the Plan for a particular Fund that would materially increase the distribution expenses of such Fund provided for in such Plan requires approval of the Board of Trustees, including the Rule 12b-1 Trustees, and a majority of the applicable Fund’s shareholders.

While the Plans are in effect, the selection and nomination of Rule 12b-1 Trustees is at the discretion of the Trustees who are not interested persons of the Trust. The Board of Trustees must review the amount and purposes of expenditures pursuant to the Plans quarterly as reported to it by the Distributor or officers of the Trust. The Plans continue in effect for as long their continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Trustees.

During fiscal year 2022, the following amounts were paid by the Funds under a Plan with respect to Investor Class shares:

Cornerstone Growth Fund	$217,930
Focus Fund	$834,666
Cornerstone Mid Cap 30 Fund	$314,642

Cornerstone Large Growth Fund	$193,285
Cornerstone Value Fund	$399,661
Total Return Fund	$80,451
Equity and Income Fund	$70,015
Balanced Fund	$20,430
Energy Transition Fund	$12,587
Midstream Fund	$13,343
Gas Utility Fund	$721,911
Japan Fund	$92,682
Japan Small Cap Fund	$56,437
Large Cap Financial Fund	$42,271
Small Cap Financial Fund	$159,602
Technology Fund	$7,213

During fiscal year 2022, the Funds incurred the following expenses with respect to Investor Class shares. Other distribution expenses identified in the column below include administrative, legal, financial management, and sales support expenses of such Funds:

	Sales Material and Advertising	Printing and Mailing Fund Prospectuses to other than Current Shareholders	Compensation to Sales Personnel and Broker-Dealers	Other Distribution Expenses	Approximate Total Amount Spent with Respect to Each Fund
Cornerstone Growth Fund	$51,333	$—	$—	$166,597	$217,930
Focus Fund	$83,665	$—	$—	$751,001	$834,666
Cornerstone Mid Cap 30 Fund	$34,631	$—	$—	$280,011	$314,642
Cornerstone Large Growth Fund	$101,411	$—	$—	$91,874	$193,285
Cornerstone Value Fund	$216,666	$—	$—	$182,995	$399,661
Total Return Fund	$22,853	$—	$—	$57,598	$80,451
Equity and Income Fund	$1,091	$—	$—	$68,924	$70,015
Balanced Fund	$4,792	$—	$—	$15,638	$20,430
Energy Transition Fund	$343	$—	$—	$12,244	$12,587
Midstream Fund	$335	$—	$—	$13,008	$13,343
Gas Utility Fund	$123,382	$—	$—	$598,529	$721,911
Japan Fund	$515	$—	$—	$92,167	$92,682
Japan Small Cap Fund	$1,366	$—	$—	$55,071	$56,437
Large Cap Financial Fund	$3,591	$—	$—	$38,680	$42,271
Small Cap Financial Fund	$13,310	$—	$—	$146,292	$159,602
Technology Fund	$765	$—	$—	$6,448	$7,213

SHAREHOLDER SERVICING AGREEMENT

The Funds have entered into a Shareholder Servicing Agreement with the Investment Manager (the “Servicing Agreement”) with respect to their Investor Class shares. Pursuant to the Servicing Agreement, the Investment Manager provides administrative support services to the Funds consisting of:

•	maintaining a toll‑free number that current shareholders may call to ask questions about their accounts or the Funds;
•	responding generally to shareholder questions;
•	actively participating as a liaison between shareholders and Fund Services; and
•	providing such other similar services as may be requested.
For such services, each Fund pays an annual service fee to the Investment Manager equal to 0.10% of the average daily net assets of its Investor Class shares. Institutional Class shares of the Funds are not subject to this annual service fee.

During fiscal years 2022, 2021, and 2020, the Funds paid the following fees to the Investment Manager pursuant to the Servicing Agreement:

	Fiscal Year Ended October 31, 2022	Fiscal Year Ended October 31, 2021	Fiscal Year Ended October 31, 2020
Cornerstone Growth Fund	$145,286	$149,743	$110,075
Focus Fund	$556,444	$713,275	$900,011
Cornerstone Mid Cap 30 Fund	$209,761	$224,790	$172,542
Cornerstone Large Growth Fund	$128,856	$132,721	$107,518
Cornerstone Value Fund	$266,441	$240,709	$218,335
Total Return Fund	$53,634	$55,677	$60,073
Equity and Income Fund	$46,676	$54,092	$62,927
Balanced Fund	$13,620	$13,316	$12,211
Energy Transition Fund	$8,391	$4,764	$4,255
Midstream Fund	$8,895	$5,905	$6,887
Gas Utility Fund	$481,274	$475,033	$601,574
Japan Fund	$61,788	$137,142	$82,914
Japan Small Cap Fund	$37,624	$49,849	$53,168
Large Cap Financial Fund	$28,180	$33,404	$23,276
Small Cap Financial Fund	$106,401	$107,642	$63,000
Technology Fund	$4,809	$5,869	$4,077

The Servicing Agreement may be terminated with respect to a Fund by either party on 60 days’ prior written notice to the other party and terminates if its continuance is not approved with respect to such Fund at least annually by a majority of those Trustees who are not interested persons (as defined in the 1940 Act) of any such party.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds may pay fees to financial intermediaries, such as brokers or third-party administrators, for non-distribution‑related sub-transfer agency, administrative, sub‑accounting, and other shareholder services. Fees paid pursuant to such agreements are generally based on either (i) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary or (ii) the number of accounts held by Fund shareholders that are serviced by a financial intermediary. Any fees paid pursuant to such agreements may be in addition to, rather than in lieu of, fees the Funds may pay to financial intermediaries pursuant to the Plans for distribution and other services.

The Investment Manager also may pay certain financial intermediaries for certain activities related to the Funds. These payments are separate from any fees the Funds pay to those financial intermediaries. Any payments made by the Investment Manager are made from its own assets and not from the assets of the Funds. These payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund. The Investment Manager may pay for financial intermediaries to participate in marketing activities and presentations, educational training programs, activities designed to make registered representatives, other professionals, and individual investors more knowledgeable about the Funds, or activities relating to the support of technology platforms and reporting systems. The Investment Manager may also make payments to financial intermediaries for certain printing, publishing, and mailing costs associated with the Funds. Additionally, the Investment Manager may make payments to financial intermediaries that make shares of the Funds available to their clients or for otherwise promoting the Funds. Payments of this type are sometimes referred to as revenue-sharing payments.

Payments to financial intermediary may be significant to that financial intermediary, and amounts that financial intermediaries pay to an investor’s salesperson or other investment professional may also be significant for the investor’s salesperson or other investment professional. Because a financial intermediary may make decisions about which investment options it recommends or makes available to its clients and what services to provide for various products based on payments it receives or is eligible to receive, these payments create conflicts of interest between the financial intermediary and its clients, and these financial incentives may cause the financial intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to an investor’s salesperson or other investment professional if such individual receives similar payments from a financial intermediary.

The incremental assets purchased by shareholders through financial intermediaries to which the Investment Manager makes payments are not as profitable to the Investment Manager as those purchased in direct shareholder accounts. A significant majority of shareholders invest in the Funds through such financial intermediaries.

DESCRIPTION OF SHARES

Each Fund’s authorized capital consists of an unlimited number of shares of beneficial interest, having no par value. Shareholders are entitled to (i) one vote per full Fund share, (ii) such distributions as may be declared by the Board of Trustees out of funds legally available, and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to Fund shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Trustees. Consequently, the holders of more than 50% of Fund shares voting for the election of Trustees can elect all the Trustees, and in such event, the holders of the remaining Fund shares voting for the election of Trustees would be unable to elect any persons as Trustees. As indicated above, the Funds do not anticipate holding an annual meeting in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act.

Fund shares are redeemable and are transferable. All Fund shares issued and sold by the Funds are fully paid and nonassessable. Fractional Fund shares entitle the holder to the same rights as whole Fund shares.

Pursuant to the Trust Instrument, the Trustees may establish and designate one or more separate and distinct series of Fund shares, each of which would be authorized to issue an unlimited number of Fund shares. Additionally, without obtaining any prior authorization or vote of shareholders, the Trustees may redesignate or reclassify any issued shares of any series. In the event that more than one series is established, each Fund share outstanding, regardless of series, would still entitle its holder to one vote. As a general matter, Fund shares would be voted in the aggregate and not by series, except where class voting would be required by the 1940 Act (e.g., change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of Fund shares of any series, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series’ share of the general liabilities of the applicable Fund, as the case may be, in the proportion that the total net assets of the series bear to the total net assets of all series. The NAV of a Fund share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on Fund shares of any series only out of lawfully available assets belonging to that series. In the event of liquidation or dissolution of a Fund, the shareholders would be entitled to the assets belonging to that Fund.

Other than the Total Return Fund and the Balanced Fund, each Fund offers both Investor Class Shares and Institutional Class Shares (each, a “Class”). Investor Class shares and Institutional Class shares represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) Investor Class shares may bear distribution fees and Institutional Class shares are not subject to such fees, (ii) Investor Class shares bear shareholder servicing fees payable to the Investment Manager and Institutional Class shares are not subject to such fees, (iii) Institutional Class shares are available only to shareholders who invest directly in a Fund, or who invest through a broker-dealer, financial institution, or servicing agent that has entered into appropriate arrangements with a Fund and provides services to the Fund, (iv) Institutional Class shares have a higher minimum initial investment, and (v) the Board of Trustees may elect to have certain expenses specific to Investor Class shares or Institutional Class shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to Investor Class shares or Institutional Class shares are allocated to each such Class on the basis of the NAV of that Class in relation to the NAV of the Fund. The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date.

The Trust Instrument contains an express disclaimer of shareholder liability for the Trust’s acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or their Trustees. The Trust Instrument provides for indemnification and reimbursement of expenses out of the Funds’ property, as applicable, for any shareholder held personally liable for its obligations. The Trust Instrument also provides that the Funds would, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds and satisfy any judgment thereon.

The Trust Instrument further provides that the Trustees are not liable for errors of judgment or mistakes of fact or law, but nothing in the Trust Instrument protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Trustee’s office.

SHAREHOLDER MEETINGS

The Trust does not expect to hold an annual meeting of shareholders in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act. At its discretion, the Board of Trustees may call a special meeting of shareholders to allow shareholders to vote on any matter that the Board of Trustees deems necessary or advisable.

The Trust’s Trust Instrument and Bylaws contain procedures for the removal of Trustees by the Trust’s shareholders. At any duly called meeting of shareholders and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two‑thirds of the outstanding shares, remove any Trustee.

Upon the written request of the holders of shares entitled to not less than 10% of all the votes entitled to be cast at such meeting, the Secretary of the Trust must promptly call a special meeting of shareholders to vote on the question of removal of any Trustee. Whenever 10 or more shareholders of record who have been such for at least six months preceding the date of application and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of the total outstanding shares, whichever is less, apply to the Trust’s Secretary in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary must, within five business days after such application, either (i) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust or (ii) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause (ii) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, must, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless, within five business days after such tender, the Secretary mails to such applicants and files with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that, in their opinion, either such material contains untrue statements of fact, omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing on the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants must, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC enters an order refusing to sustain any of such objections or if, after the entry of an order sustaining one or more of such objections, the SEC finds, after notice and opportunity for hearing, that all objections so sustained have been met and enters an order so declaring, the Secretary must mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

Rule 18f-2 under the 1940 Act provides that any matter required under the provisions of the 1940 Act, applicable state law, or otherwise to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust has not been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by such matter. Rule 18f-2 further provides that a fund is deemed affected by a matter unless it is clear that the interests of each fund in the matter are identical or that the matter does not affect any interest of such fund. The rule exempts the selection of independent auditors and the election of Trustees from the separate voting requirements.

REGISTRATION STATEMENT

The Fund Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Fund Prospectus. The general public can review the Registration Statement, including the exhibits filed therewith, on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

Statements contained in the Fund Prospectus and this SAI as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this SAI and the Fund Prospectus form a part, and each such statement is qualified in all respects by such reference.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202‑5306, serves as counsel to the Funds. Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102-2529, serves as the independent registered public accounting firm to the Funds.

FINANCIAL STATEMENTS

The following, included in the annual reports dated October 31, 2022, as filed with the SEC on January 9, 2023, under Investment Company Act File No. 811‑07168 of the Trust, are incorporated by reference into this Statement of Additional Information:

•	Statements of Assets and Liabilities
•	Statements of Operations
•	Statement of Cash Flows (Total Return Fund only)
•	Statements of Changes in Net Assets
•	Financial Highlights
•	Schedules of Investments
•	Notes to the Financial Statements
•	Report of Independent Registered Public Accounting Firm (annual reports only)

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	Organizational Documents:

(1)	Restated Certificate of Trust.(9)

(2)	Certificate of Amendment to the Certificate of Trust.(3)

(3)	Certificate of Amendment to the Certificate of Trust.(9)

(4)	Amended and Restated Trust Instrument.(13)

(5)	Amended and Restated Written Instrument Designating and Establishing Series and Classes.(16)

(b)	Amended and Restated Bylaws.(13)

(c)	None.

(d)	Investment Advisory Contracts:

(1)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund, and the Hennessy Japan Small Cap Fund.(6)

(2)
First Amendment to Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund, and the Hennessy Japan Small Cap Fund.(7)

(3)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Large Cap Financial Fund, the Hennessy Small Cap Financial Fund, and the Hennessy Technology Fund.(5)

(4)
First Amendment to Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Large Cap Financial Fund, the Hennessy Small Cap Financial Fund, and the Hennessy Technology Fund.(8)

(5)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.(4)

	(6)	Amended and Restated Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Energy Transition Fund and the Hennessy Midstream Fund.(14)

	(7)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Stance ESG Large Cap ETF.(16)

	(8)	Sub-Advisory Agreement for the Hennessy Focus Fund between Hennessy Advisors, Inc. and Broad Run Investment Management, LLC.(5)

	(9)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (fixed income allocation) between Hennessy Advisors, Inc. and Financial Counselors, Inc.(5)

	(10)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (equity allocation) between Hennessy Advisors, Inc. and The London Company of Virginia, LLC.(5)

	(11)	Sub-Advisory Agreement for the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund between Hennessy Advisors, Inc. and SPARX Asset Management Co., Ltd.(6)

	(12)	First Amendment to Sub-Advisory Agreement for the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund between Hennessy Advisors, Inc. and SPARX Asset Management Co., Ltd.(10)

	(13)	Sub-Advisory Agreement for the Hennessy Stance ESG Large Cap ETF between Hennessy Advisors, Inc. and Stance Capital, LLC.(16)

	(14)	Sub-Advisory Agreement for the Hennessy Stance ESG Large Cap ETF between Hennessy Advisors, Inc. and Vident Investment Advisory, LLC.(16)

(e)	(1)	Distribution Agreement by and among Quasar Distributors, LLC, Registrant, and Hennessy Advisors, Inc.(13)

	(2)	Distribution Agreement (Novation) by and among Quasar Distributors, LLC, Registrant, and Hennessy Advisors, Inc.(14)

	(3)	ETF Distribution Agreement for the Hennessy Stance ESG Large Cap ETF by and between Quasar Distributors, LLC and Registrant.(16)

	(4)	Form of Authorized Participant Agreement for the Hennessy Stance ESG Large Cap ETF.(16)

(f)	None.

(g)	(1)	Custody Agreement between Registrant and U.S. Bank, National Association.(2)

	(2)	Sixth Amendment to Custody Agreement between Registrant and U.S. Bank, National Association.(16)

(h)	Other Material Contracts:

(1)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)

(2)	Addendum to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(12)

(3)	Fifth Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC. (12)

(4)	Sixth Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(16)

(5)	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)

(6)	Addendum to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(12)

(7)	Sixth Amendment to the Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(16)

(8)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(16)

(9)	Fifth Amendment to the Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(16)

(10)	Second Amended and Restated Servicing Agreement between Registrant and Hennessy Advisors, Inc. for all Funds.(14)

(11)	Power of Attorney.(2)

(12)	Power of Attorney.(12)

(13)	Power of Attorney.(15)

(14)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.(10)

(15)
Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Energy Transition Fund (f/k/a Hennessy BP Energy Fund) and the Hennessy Midstream Fund (f/k/a Hennessy BP Midstream Fund).(11)

(16)	First Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Midstream Fund (f/k/a Hennessy BP Midstream Fund). (12)

(17)	Second Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Midstream Fund (f/k/a Hennessy BP Midstream Fund). (13)

(18)	Third Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Midstream Fund (f/k/a Hennessy BP Midstream Fund). (14)

(19)	Fourth Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Midstream Fund (f/k/a Hennessy BP Midstream Fund) – Filed Herewith.

(20)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(8)

(21)	First Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(10)

(22)	Second Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(11)

(23)	Third Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(12)

(24)	Fourth Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(13)

(25)	Fifth Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund.(14)

(26)	Sixth Amendment to Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Technology Fund – Filed Herewith.

(27)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Stance ESG Large Cap ETF.(16)

(28)	Amended and Restated Administrative Services Agreement among American Gas Association, Registrant on behalf the Hennessy Gas Utility Fund, and Hennessy Advisors, Inc.(12)

(i)	Opinion of Foley & Lardner LLP – Filed Herewith.

(j)	Consent of Independent Registered Public Accounting Firm Regarding Predecessor Financials – Filed Herewith.

(k)	None.

(l)	Subscription Agreement.(1)

(m)	Distribution (Rule 12b-1) Plans:

(1)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Growth Fund.(7)

(2)
Amended and Restated Distribution (Rule 12b-1) Plan for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Gas Utility Fund, the Hennessy Large Cap Financial Fund, the Hennessy Small Cap Financial Fund, and the Hennessy Technology Fund.(5)

(3)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Mid Cap 30 Fund.(7)

(4)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Large Growth Fund.(7)

(5)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Value Fund.(7)

(6)	Distribution (Rule 12b-1) Plan for the Hennessy Total Return Fund.(6)

(7)	Distribution (Rule 12b-1) Plan for the Hennessy Balanced Fund.(6)

(8)	Amended and Restated Distribution (Rule 12b-1) Plan for the Hennessy Energy Transition Fund.(14)

(9)	Amended and Restated Distribution (Rule 12b-1) Plan for the Hennessy Midstream Fund.(14)

(10)	Distribution (Rule 12b-1) Plan for the Hennessy Japan Fund.(7)

(11)	Distribution (Rule 12b-1) Plan for the Hennessy Japan Small Cap Fund.(7)

(n)	Amended and Restated Rule 18f-3 Multi-Class Plan.(14)

(o)	(1)	Code of Ethics of Registrant and Hennessy Advisors, Inc. – Filed Herewith.

	(2)	Code of Ethics of Broad Run Investment Management, LLC – Filed Herewith.

	(3)	Code of Ethics of FCI Advisors.(13)

	(4)	Code of Ethics of The London Company of Virginia, LLC – Filed Herewith.

	(5)	Code of Ethics of SPARX Asset Management Co., Ltd.(10)

	(6)	Code of Ethics of Stance Capital, LLC.(15)

	(7)	Code of Ethics of Vident Investment Advisory, LLC.(15)

	(8)	Code of Ethics of Quasar Distributors, LLC – Not Applicable Per Rule 17j-1(c)(3).
_______________
(1)
Previously filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 6 was filed on October 28, 1997, and its accession number is 0000897069-97-000422.

(2)
Previously filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement. Post‑Effective Amendment No. 16 was filed on July 1, 2005, and its accession number is 0000897069‑05‑001653.

(3)
Previously filed as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement. Post‑Effective Amendment No. 24 was filed on December 15, 2008, and its accession number is 0000897069-08-001905.

(4)
Previously filed as an exhibit to Post-Effective Amendment No. 26 to the Registration Statement. Post‑Effective Amendment No. 26 was filed on November 23, 2009, and its accession number is 0000898531-09-000435.

(5)
Previously filed as an exhibit to Post-Effective Amendment No. 34 to the Registration Statement. Post‑Effective Amendment No. 34 was filed on February 28, 2013, and its accession number is 0000898531-13-000110.

(6)
Previously filed as an exhibit to Post-Effective Amendment No. 38 to the Registration Statement. Post‑Effective Amendment No. 38 was filed on February 28, 2014, and its accession number is 0000898531-14-000096.

(7)
Previously filed as an exhibit to Post-Effective Amendment No. 43 to the Registration Statement. Post‑Effective Amendment No. 43 was filed on February 29, 2016, and its accession number is 0000898531-16-000649.

(8)
Previously filed as an exhibit to Post-Effective Amendment No. 47 to the Registration Statement. Post‑Effective Amendment No. 47 was filed on February 28, 2017, and its accession number is 0000898531-17-000122.

(9)	Previously filed as an exhibit to the Registration Statement on Form N-14. The Registration Statement was filed on June 13, 2017, and its accession number is 0000898531-17-000334.

(10)
Previously filed as an exhibit to Post-Effective Amendment No. 49 to the Registration Statement. Post‑Effective Amendment No. 49 was filed on February 28, 2018, and its accession number is 0000898531-18-000104.

(11)
Previously filed as an exhibit to Post-Effective Amendment No. 53 to the Registration Statement. Post‑Effective Amendment No. 53 was filed on February 28, 2019, and its accession number is 0000898531-19-000103.

(12)
Previously filed as an exhibit to Post-Effective Amendment No. 55 to the Registration Statement. Post‑Effective Amendment No. 55 was filed on February 28, 2020, and its accession number is 0000898531-20-000075.

(13)
Previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement. Post‑Effective Amendment No. 57 was filed on March 1, 2021, and its accession number is 0001387131-21-003026.

(14)
Previously filed as an exhibit to Post-Effective Amendment No. 58 to the Registration Statement.  Post-Effective Amendment No. 58 was filed on February 28, 2022, and its accession number is 0001387131-22-002590.

(15)
Previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement.  Post-Effective Amendment No. 59 was filed on September 23, 2022, and its accession number is 0000897069-22-000549.

(16)
Previously filed as an exhibit to Post-Effective Amendment No. 62 to the Registration Statement. Post-Effective Amendment No. 62 was filed on December 22, 2022, and its accession number is 0001387131-22-012657.

Item 29.                    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with Registrant.

Item 30.                    Indemnification

Pursuant to Chapter 38 of Title 12 of the Delaware Code, Registrant’s Amended and Restated Trust Instrument, dated October 14, 2020, contains the following article, which is in full force and effect and has not been modified or canceled:

“ARTICLE 10
LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 10.1.  LIMITATION OF LIABILITY. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission, or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in such individual’s capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

Section 10.2.  INDEMNIFICATION. Subject to the exceptions and limitations contained in Section 10.2(B):

(i) every Person who is, or has been, a Trustee or officer of the Trust (a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by such Person in connection with any claim, action, suit, or proceeding in which such Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by such Person in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding“ shall apply to all claims, actions, suits, or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(B) No indemnification shall be provided to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (1) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office or (2) not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office,

(1)	by the court or other body approving the settlement;

(2)
by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(3)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(C) The rights of indemnification in this Trust Instrument may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(D) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 10.2(A) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that such Covered Person is not entitled to indemnification under this Section 10.2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

Section 10.3.  SHAREHOLDERS. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of being or having been a Shareholder of such Series and not because of such Shareholder’s acts or omissions or for some other reason, the Shareholder or former Shareholder (or such Shareholder’s or former Shareholder’s heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.            Business and Other Connections of Investment Adviser

Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 32.            Principal Underwriters

(a)             Quasar Distributors, LLC (the “Distributor”), Registrant’s principal underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940:

1.	American Trust Allegiance Fund, Series of Advisors Series Trust

2.	Capital Advisors Growth Fund, Series of Advisors Series Trust

3.	Chase Growth Fund, Series of Advisors Series Trust

4.	Davidson Multi Cap Equity Fund, Series of Advisors Series Trust

5.	Edgar Lomax Value Fund, Series of Advisors Series Trust

6.	First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust

7.	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust

8.	Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust

9.	Huber Large Cap Value Fund, Series of Advisors Series Trust

10.	Huber Mid Cap Value Fund, Series of Advisors Series Trust

11.	Huber Select Large Cap Value Fund, Series of Advisors Series Trust

12.	Huber Small Cap Value Fund, Series of Advisors Series Trust

13.	Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust

14.	O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust

15.	PIA BBB Bond Fund, Series of Advisors Series Trust

16.	PIA High Yield Fund, Series of Advisors Series Trust

17.	PIA High Yield (MACS) Fund, Series of Advisors Series Trust

18.	PIA MBS Bond Fund, Series of Advisors Series Trust

19.	PIA Short-Term Securities Fund, Series of Advisors Series Trust

20.	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust

21.	Poplar Forest Partners Fund, Series of Advisors Series Trust

22.	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust

23.	Pzena International Small Cap Value Fund, Series of Advisors Series Trust

24.	Pzena International Value Fund, Series of Advisors Series Trust

25.	Pzena Mid Cap Value Fund, Series of Advisors Series Trust

26.	Pzena Small Cap Value Fund, Series of Advisors Series Trust

27.	Reverb ETF, Series of Advisors Series Trust

28.	Scharf Fund, Series of Advisors Series Trust

29.	Scharf Global Opportunity Fund, Series of Advisors Series Trust

30.	Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust

31.	Semper MBS Total Return Fund, Series of Advisors Series Trust

32.	Semper Short Duration Fund, Series of Advisors Series Trust

33.	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust

34.	Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust

35.	VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust

36.	The Aegis Funds

37.	Allied Asset Advisors Funds

38.	Angel Oak Funds Trust

39.	Angel Oak Strategic Credit Fund

40.	Barrett Opportunity Fund, Inc.

41.	Bridges Investment Fund, Inc.

42.	Brookfield Investment Funds

43.	Buffalo Funds

44.	Cushing Mutual Funds Trust

45.	DoubleLine Funds Trust

46.	EA Series Trust (f/k/a Alpha Architect ETF Trust)

47.	Ecofin Tax-Advantaged Social Impact Fund, Inc.

48.	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions

49.	AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions

50.	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions

51.	AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions

52.	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions

53.	AAM Transformers ETF, Series of ETF Series Solutions

54.	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions

55.	Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions

56.	Aptus Defined Risk ETF, Series of ETF Series Solutions

57.	Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions

58.	Aptus Enhanced Yield ETF, Series of ETF Series Solutions

59.	Blue Horizon BNE ETF, Series of ETF Series Solutions

60.	BTD Capital Fund, Series of ETF Series Solutions

61.	Carbon Strategy ETF, Series of ETF Series Solutions

62.	ClearShares OCIO ETF, Series of ETF Series Solutions

63.	ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions

64.	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions

65.	Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions

66.	Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions

67.	Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions

68.	ETFB Green SRI REITs ETF, Series of ETF Series Solutions

69.	Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions

70.	Hoya Capital Housing ETF, Series of ETF Series Solutions

71.	iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions

72.	International Drawdown Managed Equity ETF, Series of ETF Series Solutions

73.	LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions

74.	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions

75.	LHA Market State Tactical Q ETF, Series of ETF Series Solutions

76.	Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions

77.	Loncar China BioPharma ETF, Series of ETF Series Solutions

78.	McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions

79.	Nationwide Dow Jones¨ Risk-Managed Income ETF, Series of ETF Series Solutions

80.	Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions

81.	Nationwide Russell 2000¨ Risk-Managed Income ETF, Series of ETF Series Solutions

82.	Nationwide S&P 500¨ Risk-Managed Income ETF, Series of ETF Series Solutions

83.	NETLease Corporate Real Estate ETF, Series of ETF Series Solutions

84.	Opus Small Cap Value ETF, Series of ETF Series Solutions

85.	PSYK ETF, Series of ETF Series Solutions

86.	Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions

87.	The Acquirers Fund, Series of ETF Series Solutions

88.	U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions

89.	U.S. Global JETS ETF, Series of ETF Series Solutions

90.	U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions

91.	US Vegan Climate ETF, Series of ETF Series Solutions

92.	First American Funds, Inc.

93.	FundX Investment Trust

94.	The Glenmede Fund, Inc.

95.	The Glenmede Portfolios

96.	The GoodHaven Funds Trust

97.	Greenspring Fund, Incorporated

98.	Harding, Loevner Funds, Inc.

99.	Hennessy Funds Trust

100.	Horizon Funds

101.	Hotchkis & Wiley Funds

102.	Intrepid Capital Management Funds Trust

103.	Jacob Funds Inc.

104.	The Jensen Quality Growth Fund Inc.

105.	Kirr, Marbach Partners Funds, Inc.

106.	Core Alternative ETF, Series of Listed Funds Trust

107.	Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust

108.	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust

109.	LKCM Funds

110.	LoCorr Investment Trust

111.	MainGate Trust

112.	ATAC Rotation Fund, Series of Managed Portfolio Series

113.	Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series

114.	Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series

115.	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series

116.	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series

117.	Ecofin Sustainable Water Fund, Series of Managed Portfolio Series

118.	Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series

119.	Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series

120.	Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series

121.	Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series

122.	Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series

123.	Kensington Active Advantage Fund, Series of Managed Portfolio Series

124.	Kensington Dynamic Growth Fund, Series of Managed Portfolio Series

125.	Kensington Managed Income Fund, Series of Managed Portfolio Series

126.	LK Balanced Fund, Series of Managed Portfolio Series

127.	Muhlenkamp Fund, Series of Managed Portfolio Series

128.	Nuance Concentrated Value Fund, Series of Managed Portfolio Series

129.	Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series

130.	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series

131.	Port Street Quality Growth Fund, Series of Managed Portfolio Series

132.	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series

133.	Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series

134.	Reinhart Genesis PMV Fund, Series of Managed Portfolio Series

135.	Reinhart International PMV Fund, Series of Managed Portfolio Series

136.	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series

137.	Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series

138.	Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series

139.	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series

140.	V-Shares MSCI World ESG Materiality and Carbon Transition ETF, Series of Managed Portfolio Series

141.	V-Shares US Leadership Diversity ETF, Series of Managed Portfolio Series

142.	Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios

143.	Hood River International Opportunity Fund, Series of Manager Directed Portfolios

144.	Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios

145.	Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios

146.	Vert Global Sustainable Real Estate Fund, Series of Manager Directed Portfolios

147.	Matrix Advisors Funds Trust

148.	Matrix Advisors Value Fund, Inc.

149.	Monetta Trust

150.	Nicholas Equity Income Fund, Inc.

151.	Nicholas Fund, Inc.

152.	Nicholas II, Inc.

153.	Nicholas Limited Edition, Inc.

154.	Permanent Portfolio Family of Funds

155.	Perritt Funds, Inc.

156.	Procure ETF Trust II

157.	Professionally Managed Portfolios

158.	Prospector Funds, Inc.

159.	Provident Mutual Funds, Inc.

160.	Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.

161.	Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.

162.	Adara Smaller Companies Fund, Series of The RBB Fund, Inc.

163.	Aquarius International Fund, Series of The RBB Fund, Inc.

164.	Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.

165.	Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.

166.	Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.

167.	Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.

168.	Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.

169.	Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.

170.	Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.

171.	Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.

172.	Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.

173.	Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.

174.	Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.

175.	Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.

176.	Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.

177.	Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.

178.	Motley Fool Next Index ETF, Series of The RBB Fund, Inc.

179.	Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.

180.	Optima Strategic Credit Fund, Series of The RBB Fund, Inc.

181.	SGI Global Equity Fund, Series of The RBB Fund, Inc.

182.	SGI Peak Growth Fund, Series of The RBB Fund, Inc.

183.	SGI Prudent Growth Fund, Series of The RBB Fund, Inc.

184.	SGI Small Cap Core Fund, Series of The RBB Fund, Inc.

185.	SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.

186.	SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.

187.	US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.

188.	US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.

189.	US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.

190.	WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.

191.	WPG Partners Small/Micro Cap Value Fund, Series of The RBB Fund, Inc.

192.	The RBB Fund Trust

193.	RBC Funds Trust

194.	Series Portfolios Trust

195.	Thompson IM Funds, Inc.

196.	TrimTabs ETF Trust

197.	Trust for Advised Portfolios

198.	Barrett Growth Fund, Series of Trust for Professional Managers

199.	Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers

200.	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers

201.	CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers

202.	CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers

203.	CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers

204.	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers

205.	Jensen Global Quality Growth Fund, Series of Trust for Professional Managers

206.	Jensen Quality Value Fund, Series of Trust for Professional Managers

207.	Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers

208.	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers

209.	USQ Core Real Estate Fund

210.	Wall Street EWM Funds Trust

211.	Wisconsin Capital Funds, Inc.

(b) To the best of Registrant’s knowledge, the following are the Officers and Manager of the Distributor, the Registrant’s principal underwriter. The Distributor’s main business address is 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202.

Name	Address	Position with	Position with
		Underwriter	Registrant
Teresa Cowan	111 E. Kilbourn Ave., Suite 2200	President/Manager	None
Milwaukee, WI 53202
Chris Lanza	Three Canal Plaza, Suite 100	Vice President	None
Portland, ME 04101
Kate Macchia	Three Canal Plaza, Suite 100	Vice President	None
Portland, ME 04101
Jennifer A. Brunner	111 E. Kilbourn Ave., Suite 2200	Vice President and Chief	None
	Milwaukee, WI 53202	Compliance Officer
Kelly B. Whetstone	Three Canal Plaza, Suite 100	Secretary	None
Portland, ME 04101
Susan L. LaFond	111 E. Kilbourn Ave., Suite 2200	Vice President, Chief	None
	Milwaukee, WI 53202	Compliance Officer, and
Treasurer

(c) Not applicable.

Item 33.            Location of Accounts and Records

The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant, Registrant’s Custodian, and Registrant’s Administrator as follows: the documents required to be maintained by paragraphs (5) and (11) of Rule 31a-1(b) will be maintained by Registrant; the documents required to be maintained by paragraphs (3) and (7) of Rule 31a-1(b) will be maintained by Registrant’s Custodian; and all other records will be maintained by Registrant’s Administrator.

Item 34.            Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.            Undertakings

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant’s latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California, on the 28th day of February, 2023.

HENNESSY FUNDS TRUST
(Registrant)

By:	/s/ Teresa M. Nilsen
Teresa M. Nilsen
Executive Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Neil J. Hennessy	Chairman of the Board and	February 28, 2023
Neil J. Hennessy	President (Principal Executive
Officer) and a Trustee

Robert T. Doyle*	Trustee	*

J. Dennis DeSousa*	Trustee	*

Gerald P. Richardson*	Trustee	*

Claire Garvie*	Trustee	*

/s/ Teresa M. Nilsen	Executive Vice President	February 28, 2023
Teresa M. Nilsen	and Treasurer (Principal
Financial and Accounting
Officer)

*By:	/s/ Neil J. Hennessy
Neil J. Hennessy
Attorney-in-fact
Dated as of February 28, 2023

Signature Page